UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

                             England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                         Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code:   011-44-20-3077-6000

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2019

Item 1. Reports to Stockholders.

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on the Fund’s website (www.ashmoregroup.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-876- 8294.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can contact the Fund to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Trust if you invest directly with the Fund.

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ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2018 or the inception date (if later), through April 30, 2019.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Total Return Fund Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 7.57% 1.57% 3.41% 3.38% Retail Class A (load-waived)1 7.22% 1.25% 3.13% 3.11% Retail Class A (unadjusted)1,2 2.94% -2.79% 2.30% 2.61% Retail Class C (load-waived)1 6.98% 0.62% 2.38% 2.36% Retail Class C (unadjusted)1,2 5.99% -0.34% 2.38% 2.36% 50/25/25 Composite Benchmark3 6.86% 1.12% 2.22% 3.00% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,400 Institutional Class Fund Benchmark $1,321,951 1,300 1,200 1,100 Index3 1,000 $1,281,972 900 Top 5 country exposures (% of NAV) Brazil 10.4 Ecuador 7.8 Indonesia 6.8 Mexico 5.6 South Africa 5.5 Source: based on Ashmore. aggregate Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above. as well transactions. as G-7 countries Data as of and Apr certain 30, 2019. hedge related Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448204059 CUSIP: 044820405 BLOOMBERG: EMKIX US TICKER: EMKIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208357 CUSIP: 044820835 BLOOMBERG: EMKAX US TICKER: EMKAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208274 CUSIP: 044820827 BLOOMBERG: EMKCX US TICKER: EMKCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3.The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,075.70 $1,072.20 $1,069.80 $1,019.74 $1,018.50 $1,014.78 Expense Ratio (Gross / Net) 1.10% / 1.02% 1.35% / 1.27% 2.10% / 2.02% 1.10% / 1.02% 1.35% / 1.27% 2.10% / 2.02% Expenses Paid* $5.25 $6.53 $10.37 $5.11 $6.36 $10.09 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Local Currency Bond Fund Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 6.76% -6.05% -0.77% 0.23% Retail Class A (load-waived)1 6.68% -6.25% -1.01% 0.00% Retail Class A (unadjusted)1,2 2.41% -10.00% -1.81% -0.49% Retail Class C (load-waived)1 6.19% -7.06% -1.78% -0.77% Retail Class C (unadjusted)1,2 5.19% -7.98% -1.78% -0.77% JP Morgan GBI-EM GD3 7.00% -4.93% -0.97% 0.47% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,300 Fund Benchmark Index3 1,200 $1,039,950 1,100 1,000 900 Institutional Class $1,020,119 800 Top 5 country exposures (% of NAV) Brazil 17.3 South Africa 12.3 Indonesia 12.1 Poland 11.0 Thailand 8.5 Source: based on Ashmore. aggregate Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above. as well transactions. as G-7 countries Data as of and Apr certain 30, 2019. hedge related Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448202079 CUSIP: 044820207 BLOOMBERG: ELBIX US TICKER: ELBIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208761 CUSIP: 044820876 BLOOMBERG: ELBAX US TICKER: ELBAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208688 CUSIP: 044820868 BLOOMBERG: ELBCX US TICKER: ELBCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,067.60 $1,066.80 $1,061.90 $1,019.98 $1,018.74 $1,015.03 Expense Ratio (Gross / Net) 1.24% / 0.97% 1.50% / 1.22% 2.25% / 1.97% 1.24% / 0.97% 1.50% / 1.22% 2.25% / 1.97% Expenses Paid* $4.97 $6.25 $10.07 $4.86 $6.11 $9.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Corporate Income Fund* Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer. *Effective January 1, 2019 the Fund’s name changed from Ashmore Emerging Markets Corporate Debt Fund to Ashmore Emerging Markets Corporate Income Fund. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 3.62% 2.48% 5.10% 5.29% Retail Class A (load-waived)1 3.51% 2.18% 4.83% 5.02% Retail Class A (unadjusted)1,2 -0.63% -1.90% 3.99% 4.51% Retail Class C (load-waived)1 3.12% 1.43% 4.04% 4.24% Retail Class C (unadjusted)1,2 2.13% 0.47% 4.04% 4.24% JP Morgan CEMBI BD3 6.56% 6.11% 4.83% 5.25% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,700 Institutional Class Fund Benchmark $1,541,973 1,500 1,300 Index3 $1,537,302 1,100 900 Top 5 country exposures (% of NAV) Brazil 19.7 China 9.2 Ukraine 6.8 Turkey 6.4 Israel 6.3 Source: based on Ashmore. aggregate Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above. as well transactions. as G-7 countries Data as of and Apr certain 30, 2019. hedge related Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US044825049 CUSIP: 044820504 BLOOMBERG: EMCIX US TICKER: EMCIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448206039 CUSIP: 044820603 BLOOMBERG: ECDAX US TICKER: ECDAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448207029 CUSIP: 044820702 BLOOMBERG: ECDCX US TICKER: ECDCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,036.20 $1,035.10 $1,031.20 $1,018.99 $1,017.75 $1,014.03 Expense Ratio (Gross / Net) 1.26% / 1.17% 1.51% / 1.42% 2.26% / 2.17% 1.26% / 1.17% 1.51% / 1.42% 2.26% / 2.17% Expenses Paid* $5.91 $7.17 $10.93 $5.86 $7.10 $10.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Short Duration Fund Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months1 1 Year1 Since incpt1 Institutional Class1 4.45% 4.51% 8.02% Retail Class A (load-waived)1 4.30% 4.29% 7.75% Retail Class A (unadjusted)1,2 0.13% 0.13% 6.85% Retail Class C (load-waived)1 3.96% 3.44% 6.93% Retail Class C (unadjusted)1,2 2.97% 2.46% 6.93% JP Morgan CEMBI BD 1-3 Year3 3.89% 4.91% 3.41% Cumulative Returns Through Apr 30, 2019 (% of NAV) 900 1,000 1,100 1,200 1,300 1,400 1,500 Jun-14 Sep-14 Dec-14 Mar-15 Jun-15 Fund Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Dec-16 Benchmark Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 $ Institutional Jun-18 $ Sep-18 1,453,740 Class Dec-18 Index Mar-19 1,176,654 3 Top 5 country exposures (% of NAV) Ecuador 18.6 China 12.1 Lebanon 9.6 Brazil 9.2 Argentina 8.8 based Source:on Ashmore aggregate . Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above as. well transactions as G-7 countries . Data as of and Apr certain 30, 2019 hedge . related Share class information INSTITUTIONAL CLASS Launch date: June 24, 2014 Minimum initial investment: $1,000,000 ISIN: US0448206948 CUSIP: 044820694 BLOOMBERG: ESFIX US TICKER: ESFIX RETAIL CLASS A Launch date: September 23, 2014 Minimum initial investment: $1,000 ISIN: US0448207284 CUSIP: 044820728 BLOOMBERG: ESFAX US TICKER: ESFAX RETAIL CLASS C Launch date: June 13, 2017 Minimum initial investment: $1,000 ISIN: US0448207102 CUSIP: 044820710 BLOOMBERG: ESFCX US TICKER: ESFCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A (09/23/2014) and Class C (6/13/2017) shares, performance information shown is based on the performance of the Fund’s Institutional Class shares (06/24/2014), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,044.50 $1,043.00 $1,039.60 $1,021.47 $1,020.23 $1,016.51 Expense Ratio (Gross / Net) 0.74% / 0.67% 0.99% / 0.92% 1.74% / 1.67% 0.74% / 0.67% 0.99% / 0.92% 1.74% / 1.67% Expenses Paid* $3.40 $4.66 $8.45 $3.36 $4.61 $8.35 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Active Equity Fund Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of emerging market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year Since incpt Institutional Class 13.43% -1.13% 12.09% Retail Class A (load-waived) 13.27% -1.34% 11.87% Retail Class A (unadjusted)1 7.32% -6.52% 9.47% Retail Class C (load-waived) 12.79% -2.24% 11.01% Retail Class C (unadjusted)1 11.79% -3.13% 11.01% MSCI EM NET2 13.76% -5.04% 9.78% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,500 Institutional Class Fund 1,400 $1,329,155 1,300 Benchmark 1,200 1,100 Index2 1,000 $1,261,836 900 Top 5 country exposures (% of NAV) China 30.9 Brazil 15.6 India 8.2 Mexico 7.6 South Africa 5.8 based Source:on Ashmore aggregate . Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above as. well transactions as G-7 countries . Data as of and Apr certain 30, 2019 hedge . related Share class information INSTITUTIONAL CLASS Launch date: November 1, 2016 Minimum initial investment: $1,000,000 ISIN: US0448205957 CUSIP: 044820595 BLOOMBERG: EMQIX US TICKER: EMQIX RETAIL CLASS A Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206294 CUSIP: 044820629 BLOOMBERG: EMQAX US TICKER: EMQAX RETAIL CLASS C Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206112 CUSIP: 044820611 BLOOMBERG: EMQCX US TICKER: EMQCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,134.30 $1,132.70 $1,127.90 $1,019.74 $1,018.50 $1,014.78 Expense Ratio (Gross / Net) 1.65% / 1.02% 1.90% / 1.27% 2.65% / 2.02% 1.65% / 1.02% 1.90% / 1.27% 2.65% / 2.02% Expenses Paid* $5.40 $6.72 $10.66 $5.11 $6.36 $10.09 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Small-Cap Equity Fund Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Emerging Market small-capitalization issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 13.76% -15.52% 2.13% 5.13% Retail Class A (load-waived)1 13.59% -15.88% 1.84% 4.82% Retail Class A (unadjusted)1,2 7.63% -20.30% 0.74% 4.07% Retail Class C (load-waived)1 13.18% -16.59% 1.02% 4.03% Retail Class C (unadjusted)1,2 12.18% -17.42% 1.02% 4.03% MSCI EM Small Cap NET3 12.06% -12.14% 1.73% 4.83% Cumulative Returns Through Apr 30, 2019 (% of NAV) 2,000 Institutional Class Fund Benchmark $1,460,929 1,800 1,600 1,400 1,200 Index3 1,000 $1,429,351 Oct-11 Oct-12 Oct-13 Oct-14 Oct-15 Oct-16 Oct-17 Oct-18 Top 5 country exposures (% of NAV) China 20.5 India 19.6 South Korea 17.6 Taiwan 12.6 Brazil 8.3 based Source:on Ashmore aggregate . Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above as. well transactions as G-7 countries . Data as of and Apr certain 30, 2019 hedge . related Share class information INSTITUTIONAL CLASS Launch date: October 4, 2011 Minimum initial investment: $1,000,000 ISIN: US0448201162 CUSIP: 044820116 BLOOMBERG: ESCIX US TICKER: ESCIX RETAIL CLASS A Launch date: February 1, 2012 Minimum initial investment: $1,000 ISIN: US0448207938 CUSIP: 044820793 BLOOMBERG: ESSAX US TICKER: ESSAX RETAIL CLASS C Launch date: August 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207854 CUSIP: 044820785 BLOOMBERG: ESSCX US TICKER: ESSCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/01/2012) and Class C shares (08/24/2012), performance information shown is based on the performance of the Fund’s Institutional Class shares (10/04/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,137.60 $1,135.90 $1,131.80 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 2.06% / 1.52% 2.31% / 1.77% 3.06% / 2.52% 2.06% / 1.52% 2.31% / 1.77% 3.06% / 2.52% Expenses Paid* $8.06 $9.37 $13.32 $7.60 $8.85 $12.57 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Frontier Equity Fund Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 7.56% -14.35% 1.83% 3.42% Retail Class A (load-waived)1 7.18% -14.99% 1.45% 3.04% Retail Class A (unadjusted)1,2 1.55% -19.45% 0.36% 2.03% Retail Class C (load-waived)1 6.96% -15.70% 0.63% 2.22% Retail Class C (unadjusted)1,2 5.96% -16.54% 0.63% 2.22% MSCI Frontier Markets NET3 6.17% -12.09% -0.50% 2.59% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,600 Institutional Class $1,202,581 Fund Benchmark 1,400 1,200 1,000 Index3 $1,150,543 800 Nov-13 Nov-14 Nov-15 Nov-16 Nov-17 Nov-18 Top 5 country exposures (% of NAV) Kuwait 17.9 Vietnam 10.9 Saudi Arabia 9.0 Egypt 8.9 Nigeria 7.7 based Source:on Ashmore aggregate . Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above as. well transactions as G-7 countries . Data as of and Apr certain 30, 2019 hedge . related Share class information INSTITUTIONAL CLASS Launch date: November 5, 2013 Minimum initial investment: $1,000,000 ISIN: US0448207367 CUSIP: 044820736 BLOOMBERG: EFEIX US TICKER: EFEIX RETAIL CLASS A Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207516 CUSIP: 044820751 BLOOMBERG: EFEAX US TICKER: EFEAX RETAIL CLASS C Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207441 CUSIP: 044820744 BLOOMBERG: EFECX US TICKER: EFECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (05/07/2014) and Class C shares (05/07/2014), performance information shown is based on the performance of the Fund’s Institutional Class shares (11/05/2013), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the Morgan Stanley Capital Index Frontier Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,075.60 $1,071.80 $1,069.60 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 1.92% / 1.52% 2.15% / 1.77% 2.91% / 2.52% 1.92% / 1.52% 2.15% / 1.77% 2.91% / 2.52% Expenses Paid* $7.82 $9.09 $12.93 $7.60 $8.85 $12.57 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

UNAUDITED FUND SUMMARY Ashmore Emerging Markets Equity Fund Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2019 6 Months 1 Year1 5 Year1 Since incpt1 Institutional Class1 18.98% -2.25% 5.47% 2.17% Retail Class A (load-waived)1 18.76% -2.48% 5.20% 1.87% Retail Class A (unadjusted)1,2 12.53% -7.60% 4.07% 1.18% Retail Class C (load-waived)1 18.42% -3.35% 4.36% 1.11% Retail Class C (unadjusted)1,2 17.41% -4.31% 4.36% 1.11% MSCI EM NET3 13.76% -5.04% 4.04% 1.97% Cumulative Returns Through Apr 30, 2019 (% of NAV) 1,400 Institutional Class Fund Benchmark $1,183,674 1,200 1,000 800 Index3 $1,165,734 600 Jun-11 Jun-12 Jun-13 Jun-14 Jun-15 Jun-16 Jun-17 Jun-18 Top 5 country exposures (% of NAV) China 30.8 India 11.7 Brazil 11.2 Taiwan 10.1 Mexico 6.7 based Source:on Ashmore aggregate . Top allocation 5 country to investment exposure instruments The above excludes related tocash countries and equivalents shown above as. well transactions as G-7 countries . Data as of and Apr certain 30, 2019 hedge . related Share class information INSTITUTIONAL CLASS Launch date: June 22, 2011 Minimum initial investment: $1,000,000 ISIN: US0448208191 CUSIP: 044820819 BLOOMBERG: EMFIX US TICKER: EMFIX RETAIL CLASS A Launch date: February 27, 2012 Minimum initial investment: $1,000 ISIN: US0448207771 CUSIP: 044820777 BLOOMBERG: EMEAX US TICKER: EMEAX RETAIL CLASS C Launch date: March 7, 2017 Minimum initial investment: $1,000 ISIN: US0448207698 CUSIP: 044820769 BLOOMBERG: EMECX US TICKER: EMECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/27/2012) and Class C shares (03/07/2017), performance information shown is based on the performance of the Fund’s Institutional Class shares (06/22/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2018) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2019) $1,189.80 $1,187.60 $1,184.20 $1,018.99 $1,017.75 $1,014.13 Expense Ratio (Gross / Net) 1.66% / 1.17% 1.90% / 1.42% 2.64% / 2.15% 1.66% / 1.17% 1.90% / 1.42% 2.64% / 2.15% Expenses Paid* $6.35 $7.70 $11.64 $5.86 $7.10 $10.74 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2018 through April 30, 2019, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund
ASSETS:
Investments in securities, at value	$1,330,193,380	$57,815,473	$401,603,065
Deposit held at broker	988,726	481,500	—
Cash	95,221,977	10,701,825	16,240,698
Foreign currency, at value	6,084,064	713,907	1,032
Unrealized appreciation on forward foreign currency exchange contracts	1,459,175	124,185	41,079
Variation margin receivable on centrally cleared swap contracts	50,806	5,512	—
Unrealized appreciation on interest rate swap contracts	—	26,253	—
Due from broker	488,348	95,332	—
Receivable for securities and currencies sold	9,266,166	1,568,569	3,498,426
Receivable for fund shares sold	787,315	—	1,359,076
Receivable from Investment Manager	91,103	14,408	29,324
Interest and dividends receivable	19,399,182	1,171,620	6,106,608
Other assets	125,067	32,790	30,080
Total Assets	1,464,155,309	72,751,374	428,909,388
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	3,942,526	305,854	15,848
Variation margin payable on centrally cleared swap contracts	51,535	7,677	—
Unrealized depreciation on interest rate swap contracts	—	1,036	—
Payable for securities and currencies purchased	6,667,198	1,933,625	2,286,950
Payable for when-issued securities	944,709	91,523	—
Payable for fund shares redeemed	1,298,830	316,771	685,852
Distributions payable	1,237,814	—	461,678
Due to broker	2,759,529	211,293	—
Investment Manager fee payable	1,186,460	54,912	398,536
Trustees’ fees payable	9,604	233	2,132
Deferred foreign capital gains taxes payable	—	—	—
Other liabilities	248,821	43,145	74,330
Total Liabilities	18,347,026	2,966,069	3,925,326
Net Assets	$1,445,808,283	$69,785,305	$424,984,062
NET ASSETS:
Paid in capital	$1,551,742,664	$76,379,779	$480,924,054
Distributable earnings/(Accumulated loss)	(105,934,381)	(6,594,474)	(55,939,992)
Net Assets	$1,445,808,283	$69,785,305	$424,984,062

Net Assets:
Class A	$10,689,940	$ 3,346,138	$ 10,862,583
Class C	5,575,198	52,227	10,286,054
Institutional Class	1,429,543,145	66,386,940	403,835,425

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	1,398,438	482,551	1,376,578
Class C	730,886	7,611	1,305,040
Institutional Class	184,311,100	9,192,320	49,119,218

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$7.64	$ 6.93	$ 7.89
Class C	7.63	6.86	7.88
Institutional Class	7.76	7.22	8.22

Cost of Investments in securities	$1,359,216,088	$62,019,614	$414,514,051
Cost of foreign currency held	$6,088,334	$ 713,977	$ 1,039

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund	Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund

$1,210,075,854	$19,095,340	$30,528,483	$88,056,286	$34,606,926
—	—	—	—	—
53,118,027	1,477,811	294,988	1,166,875	296,620
15,652	9,028	607	144,589	10,521
6,448	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
10,393,320	366,684	651,901	584,940	—
5,115,992	—	—	43,349	—
52,987	9,431	12,941	23,996	11,343
15,719,351	42,031	68,739	534,144	41,466
153,523	16,699	8,469	9,683	23,984
1,294,651,154	21,017,024	31,566,128	90,563,862	34,990,860

—	—	—	2,314	—
—	—	—	—	—
—	—	—	—	—
6,115,350	623,591	474,507	583,357	—
—	—	—	—	—
612,173	—	1,302,347	6,211	250
1,377,963	—	—	—	—
—	—	—	—	—
665,051	16,799	38,496	108,642	32,925
10,504	66	43	189	38
—	—	—	363	—
147,119	21,414	44,879	68,894	27,235
8,928,160	661,870	1,860,272	769,970	60,448
$1,285,722,994	$20,355,154	$29,705,856	$89,793,892	$34,930,412

$1,291,342,290	$19,692,842	$34,334,891	$94,061,661	$34,666,831
(5,619,296)	662,312	(4,629,035)	(4,267,769)	263,581
$1,285,722,994	$20,355,154	$29,705,856	$89,793,892	$34,930,412

$123,673,050	$235,566	$1,443,416	$7,151,177	$642,566
3,030,678	12,662	148,380	358,992	1,224
1,159,019,266	20,106,926	28,114,060	82,283,723	34,286,622

12,544,866	21,780	158,363	870,797	57,663
319,399	1,188	15,568	44,946	115
119,736,238	1,849,419	2,395,088	8,638,429	3,179,407

$9.86	$10.82	$9.11	$8.21	$11.14
9.49	10.66	9.53	7.99	10.61
9.68	10.87	11.74	9.53	10.78

$1,213,931,710	$17,757,006	$31,887,143	$86,977,823	$32,093,249
$14,671	$9,003	$609	$146,126	$10,512

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2019 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$45,022,064	$ 2,250,117	$13,509,722
Payment-in-kind interest	—	—	1,725,922
Dividends, net of foreign tax withholdings*	—	—	—
Total Income	45,022,064	2,250,117	15,235,644
EXPENSES:
Investment Manager fees	6,944,096	320,278	2,229,798
Administration fees	138,870	6,742	38,776
Custody fees	220,604	30,259	36,261
Professional fees	123,743	20,805	44,434
Trustees’ fees	53,546	2,677	14,491
Offering expenses and registration fees	112,783	25,290	54,350
Insurance fees	24,467	1,356	6,076
Printing fees	26,289	4,822	9,736
Distribution and servicing fees - Class A	11,805	2,114	13,196
Distribution and servicing fees - Class C	24,493	306	46,985
Other	24,160	7,420	10,552
Total Expenses	7,704,856	422,069	2,504,655
Less expenses reimbursed by the Investment Manager	(585,590)	(92,628)	(175,893)
Net Expenses	7,119,266	329,441	2,328,762
Net Investment Income (Loss)	37,902,798	1,920,676	12,906,882
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(18,966,535)	(1,796,407)	(7,435,060)
Forward foreign currency exchange contracts	9,441,059	(138,115)	77,512
Interest rate swap contracts	(103,900)	(35,776)	—
Foreign exchange transactions	(245,525)	(20,099)	6,535
Net Realized Gain (Loss)	(9,874,901)	(1,990,397)	(7,351,013)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $-, $-, $358, and $-, respectively)	74,579,963	3,475,164	9,303,607
Forward foreign currency exchange contracts	(4,808,514)	(21,801)	(31,767)
Investments in fully funded total return swaps	1,390,933	589,803	—
Interest rate swap contracts	544,735	282,876	—
Foreign exchange translations	(5,214)	(3,187)	7,311
Change in Net Unrealized Appreciation (Depreciation)	71,701,903	4,322,855	9,279,151
Net Realized and Unrealized Gains	61,827,002	2,332,458	1,928,138
Net Increase in Net Assets Resulting from Operations	$99,729,800	$ 4,253,134	$14,835,020
* Foreign Tax Withholdings	$383,165	$ 62,319	$ 2,862

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund	Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund

$35,163,781	$9,570	$494	$6,351	$2,438
—	—	—	—	—
—	101,845	196,696	1,680,467	121,119
35,163,781	111,415	197,190	1,686,818	123,557

3,187,823	92,585	244,250	627,858	169,086
98,079	1,851	3,256	8,371	2,940
82,391	11,707	32,655	94,990	15,545
75,906	11,620	13,213	16,994	11,549
33,278	699	1,336	3,244	1,018
119,178	22,229	26,298	32,203	24,954
3,902	342	818	1,888	559
15,523	4,733	5,378	6,706	4,756
125,396	264	1,688	6,827	514
11,725	59	829	1,683	5
14,673	6,955	8,615	9,603	13,772
3,767,874	153,044	338,336	810,367	244,698
(344,839)	(58,285)	(88,313)	(165,628)	(72,152)
3,423,035	94,759	250,023	644,739	172,546
31,740,746	16,656	(52,833)	1,042,079	(48,989)

(2,266,630)	(536,079)	(2,393,159)	(333,446)	(1,329,725)
1,018	(971)	—	(570)	(45)
—	—	—	—	—
10,229	(5,954)	1,786	(72,010)	(7,842)
(2,255,383)	(543,004)	(2,391,373)	(406,026)	(1,337,612)

11,287,042	2,877,995	6,799,632	5,256,420	6,531,840
6,448	(4,241)	—	(2,314)	—
—	—	—	—	—
—	—	—	—	—
2,345	3,049	(2,796)	1,580	(233)
11,295,835	2,876,803	6,796,836	5,255,686	6,531,607
9,040,452	2,333,799	4,405,463	4,849,660	5,193,995
$40,781,198	$2,350,455	$4,352,630	$5,891,739	$5,145,006
$22,053	$15,941	$28,480	$103,235	$12,606

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2019 (Unaudited) and the Fiscal Year Ended October 31, 2018

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2019	2018	2019	2018	2019	2018
OPERATIONS:
Net investment income (loss)	$37,902,798	$64,910,371	$1,920,676	$3,761,589	$12,906,882	$22,529,032
Net realized gain (loss)	(9,874,901)	(47,532,467)	(1,990,397)	(3,733,372)	(7,351,013)	(3,405,989)
Net change in unrealized appreciation (depreciation)	71,701,903	(99,274,070)	4,322,855	(5,302,198)	9,279,151	(27,756,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,729,800	(81,896,166)	4,253,134	(5,273,981)	14,835,020	(8,633,279)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(245,298)	(635,538)	(5,140)	(14,591)	(341,880)	(624,678)
Class C	(108,876)	(137,585)	(81)	(1,436)	(269,237)	(486,143)
Institutional Class	(37,421,688)	(42,270,613)	(271,944)	(803,570)	(12,377,685)	(20,147,242)

Total Distributions to Shareholders	(37,775,862)	(43,043,736)	(277,165)	(819,597)	(12,988,802)	(21,258,063)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(353,284)	—	(15,852)	—	—
Class C	—	(95,003)	—	(914)	—	—
Institutional Class	—	(33,281,020)	—	(876,502)	—	—

Total Tax Return of Capital Distributions to Shareholders	—	(33,729,307)	—	(893,268)	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	1,927,699	(7,766,049)	2,021,694	511,457	2,218,795	(2,510,631)
Net increase (decrease) in net assets resulting from Class C share transactions	1,084,626	958,535	(29,107)	(9,681)	1,456,172	56,412
Net increase (decrease) in net assets resulting from Institutional Class share transactions	54,556,440	358,704,314	(528,635)	(14,929,454)	82,642,840	9,207,893

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	57,568,765	351,896,800	1,463,952	(14,427,678)	86,317,807	6,753,674
Total Increase (Decrease) in Net Assets	119,522,703	193,227,591	5,439,921	(21,414,524)	88,164,025	(23,137,668)
NET ASSETS:
Net Assets at the Beginning of period	1,326,285,580	1,133,057,989	64,345,384	85,759,908	336,820,037	359,957,705
Net Assets at the End of period	$1,445,808,283	$1,326,285,580	$69,785,305	$64,345,384	$424,984,062	$336,820,037

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund		Ashmore Emerging Markets Frontier Equity Fund
2019	2018	2019	2018	2019	2018	2019	2018

$31,740,746	$23,098,150	$16,656	$218,352	$(52,833)	$153,433	$1,042,079	$1,100,575
(2,255,383)	609,067	(543,004)	1,424,305	(2,391,373)	1,690,842	(406,026)	(5,852,050)
11,295,835	(20,789,778)	2,876,803	(3,224,008)	6,796,836	(11,104,888)	5,255,686	(11,182,667)

40,781,198	2,917,439	2,350,455	(1,581,351)	4,352,630	(9,260,613)	5,891,739	(15,934,142)

(3,430,031)	(2,244,061)	(19,537)	(3,550)	—	(14,399)	—	(701,887)
(71,543)	(62,434)	(1,019)	(1,160)	—	(3,604)	—	(43,893)
(31,012,854)	(22,232,148)	(1,537,852)	(1,749,848)	—	(518,621)	—	(6,338,275)

(34,514,428)	(24,538,643)	(1,558,408)	(1,754,558)	—	(536,624)	—	(7,084,055)

—	—	—	—	—	(1,628)	—	(40,555)
—	—	—	—	—	(128)	—	(1,592)
—	—	—	—	—	(35,361)	—	(398,465)

—	—	—	—	—	(37,117)	—	(440,612)

39,636,973	74,725,009	8,516	234,009	(206,220)	1,035,060	(775,779)	2,119,049

1,003,608	1,879,245	902	970	(149,026)	88,860	(71,275)	79,841

459,936,970	535,350,229	1,882,708	2,715,965	(8,466,808)	3,368,937	(1,092,741)	17,607,820

500,577,551	611,954,483	1,892,126	2,950,944	(8,822,054)	4,492,857	(1,939,795)	19,806,710
506,844,321	590,333,279	2,684,173	(384,965)	(4,469,424)	(5,341,497)	3,951,944	(3,652,099)

778,878,673	188,545,394	17,670,981	18,055,946	34,175,280	39,516,777	85,841,948	89,494,047
$1,285,722,994	$778,878,673	$20,355,154	$17,670,981	$29,705,856	$34,175,280	$89,793,892	$85,841,948

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2019 (Unaudited) and the Fiscal Year Ended October 31, 2018

	Ashmore Emerging Markets Equity Fund
	2019	2018
OPERATIONS:
Net investment income (loss)	$(48,989)	$213,460
Net realized gain (loss)	(1,337,612)	(464,643)
Net change in unrealized appreciation (depreciation)	6,531,607	(5,506,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,145,006	(5,758,024)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(3,870)
Class C	—	(39)
Institutional Class	—	(341,038)

Total Distributions to Shareholders	—	(344,947)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(228)
Class C	—	(1)
Institutional Class	—	(21,392)

Total Tax Return of Capital Distributions to Shareholders	—	(21,621)
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	267,649	230,744
Net increase (decrease) in net assets resulting from Class C share transactions	—	(1,289)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	5,051,729	22,119,402

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	5,319,378	22,348,857

Total Increase (Decrease) in Net Assets	10,464,384	16,224,265

NET ASSETS:

Net Assets at the Beginning of period	24,466,028	8,241,763

Net Assets at the End of period	$34,930,412	$24,466,028

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 7.31	$ 8.22	$ 8.01	$ 7.49	$ 8.75	$ 9.30

Income (loss) from investment operations:
Net investment income	0.20	0.36 [1]	0.56 [1]	0.58 [1]	0.48 [1]	0.44
Net realized and unrealized gain (loss)	0.33	(0.82)	0.15	0.49	(1.24)	(0.42)

Total from investment operations	0.53	(0.46)	0.71	1.07	(0.76)	0.02

Less distributions:

From net investment income	(0.20)	(0.16)	(0.50)	(0.33)	—	(0.33)
From net realized gain	—	(0.11)	—	—	—	(0.12)
Tax return of capital	—	(0.18)	—	(0.22)	(0.50)	(0.12)

Total distributions	(0.20)	(0.45)	(0.50)	(0.55)	(0.50)	(0.57)

Net asset value at end of period	$ 7.64	$ 7.31	$ 8.22	$ 8.01	$ 7.49	$ 8.75

Total return[2]	7.22%	(5.65)%	9.12%	15.15%	(8.78)%	0.17%

Portfolio turnover rate[3]	12%	66%	65%	91%	101%	80%

Net assets, end of period (in thousands)	$10,690	$8,347	$18,231	$3,445	$2,951	$8,351

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.35%	1.36%	1.37%	1.41%	1.37%	1.38%
Total expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.29%	1.30%

Net investment income to average net assets:
Net investment income before reimbursements	5.14%	4.42%	6.81%	7.48%	5.91%	4.79%
Net investment income after reimbursements	5.22%	4.51%	6.91%	7.62%	5.99%	4.87%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 7.29	$ 8.21	$ 8.00	$ 7.48	$ 8.74	$ 9.29

Income (loss) from investment operations:
Net investment income	0.16	0.31 [1]	0.46 [1]	0.53 [1]	0.44 [1]	0.37
Net realized and unrealized gain (loss)	0.36	(0.83)	0.19	0.49	(1.26)	(0.42)

Total from investment operations	0.52	(0.52)	0.65	1.02	(0.82)	(0.05)

Less distributions:

From net investment income	(0.18)	(0.14)	(0.44)	(0.30)	—	(0.28)
From net realized gain	—	(0.11)	—	—	—	(0.12)
Tax return of capital	—	(0.15)	—	(0.20)	(0.44)	(0.10)

Total distributions	(0.18)	(0.40)	(0.44)	(0.50)	(0.44)	(0.50)

Net asset value at end of period	$ 7.63	$ 7.29	$ 8.21	$ 8.00	$ 7.48	$ 8.74

Total return[2]	6.98%	(6.43)%	8.31%	14.32%	(9.58)%	(0.45)%

Portfolio turnover rate[3]	12%	66%	65%	91%	101%	80%

Net assets, end of period (in thousands)	$5,575	$4,278	$3,926	$2,451	$ 443	$1,028

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.10%	2.12%	2.12%	2.15%	2.12%	2.13%
Total expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.03%	2.05%

Net investment income to average net assets:
Net investment income before reimbursements	4.39%	3.92%	5.59%	6.79%	5.35%	4.04%
Net investment income after reimbursements	4.47%	4.02%	5.69%	6.92%	5.44%	4.12%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 7.41	$ 8.34	$ 8.13	$ 7.60	$ 8.88	$ 9.43

Income (loss) from investment operations:
Net investment income	0.22	0.40 [1]	0.55 [1]	0.61 [1]	0.53 [1]	0.46
Net realized and unrealized gain (loss)	0.35	(0.85)	0.19	0.50	(1.28)	(0.41)

Total from investment operations	0.57	(0.45)	0.74	1.11	(0.75)	0.05

Less distributions:

From net investment income	(0.22)	(0.17)	(0.53)	(0.35)	—	(0.35)
From net realized gain	—	(0.11)	—	—	—	(0.12)
Tax return of capital	—	(0.20)	—	(0.23)	(0.53)	(0.13)

Total distributions	(0.22)	(0.48)	(0.53)	(0.58)	(0.53)	(0.60)

Net asset value at end of period	$ 7.76	$ 7.41	$ 8.34	$ 8.13	$ 7.60	$ 8.88

Total return[2]	7.57%	(5.53)%	9.36%	15.49%	(8.58)%	0.51%

Portfolio turnover rate[3]	12%	66%	65%	91%	101%	80%

Net assets, end of period (in thousands)	$1,429,543	$1,313,660	$1,110,901	$808,872	$533,742	$979,949

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.10%	1.12%	1.12%	1.16%	1.12%	1.13%
Total expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.38%	4.97%	6.60%	7.77%	6.40%	5.04%
Net investment income after reimbursements	5.46%	5.07%	6.70%	7.91%	6.50%	5.15%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 6.53	$ 7.22	$ 7.06	$ 6.57	$ 8.44	$ 9.13

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.36	0.34 [1]	0.30 [1]	0.29	0.37 [1]
Net realized and unrealized gain (loss)	0.24	(0.88)	0.14	0.49	(1.88)	(0.66)

Total from investment operations	0.43	(0.52)	0.48	0.79	(1.59)	(0.29)

Less distributions:

From net investment income	(0.03)	(0.08)	(0.09)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	(0.23)	(0.30)	(0.28)	(0.40)

Total distributions	(0.03)	(0.17)	(0.32)	(0.30)	(0.28)	(0.40)

Net asset value at end of period	$ 6.93	$ 6.53	$ 7.22	$ 7.06	$ 6.57	$ 8.44

Total return[2]	6.68%	(7.47)%	6.83%	12.37%	(19.17)%	(3.25)%

Portfolio turnover rate[3]	5%	75%	68%	83%	83%	112%

Net assets, end of period (in thousands)	$3,346	$1,259	$ 915	$ 841	$ 712	$ 897

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.50%	1.57%	1.51%	1.55%	1.51%	1.55%
Total expenses after reimbursements	1.22%	1.22%	1.22%	1.22%	1.23%	1.25%

Net investment income to average net assets:
Net investment income before reimbursements	5.21%	4.63%	4.37%	4.10%	3.53%	4.29%
Net investment income after reimbursements	5.49%	4.98%	4.66%	4.43%	3.81%	4.59%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 6.47	$ 7.18	$ 7.05	$ 6.56	$ 8.42	$ 9.13

Income (loss) from investment operations:
Net investment income	0.16 [1]	0.30	0.28 [1]	0.25 [1]	0.18	0.29 [1]
Net realized and unrealized gain (loss)	0.24	(0.88)	0.15	0.49	(1.82)	(0.67)

Total from investment operations	0.40	(0.58)	0.43	0.74	(1.64)	(0.38)

Less distributions:

From net investment income	(0.01)	(0.07)	(0.09)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.06)	(0.21)	(0.25)	(0.22)	(0.33)

Total distributions	(0.01)	(0.13)	(0.30)	(0.25)	(0.22)	(0.33)

Net asset value at end of period	$ 6.86	$ 6.47	$ 7.18	$ 7.05	$ 6.56	$ 8.42

Total return[2]	6.19%	(8.24)%	6.05%	11.75%	(19.83)%	(4.18)%

Portfolio turnover rate[3]	5%	75%	68%	83%	83%	112%

Net assets, end of period (in thousands)	$ 52	$ 77	$ 98	$ 70	$ 40	$ 147

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.25%	2.31%	2.26%	2.30%	2.26%	2.31%
Total expenses after reimbursements	1.97%	1.97%	1.97%	1.97%	1.99%	2.00%

Net investment income to average net assets:
Net investment income before reimbursements	4.48%	3.85%	3.62%	3.35%	2.71%	3.41%
Net investment income after reimbursements	4.76%	4.19%	3.91%	3.68%	2.98%	3.72%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 6.79	$ 7.50	$ 7.31	$ 6.80	$ 8.73	$ 9.45
Income (loss) from investment operations:
Net investment income	0.01 [1]	0.41	0.37 [1]	0.33 [1]	0.31	0.43 [1]
Net realized and unrealized gain (loss)	0.45	(0.94)	0.15	0.51	(1.93)	(0.71)

Total from investment operations	0.46	(0.53)	0.52	0.84	(1.62)	(0.28)

Less distributions:

From net investment income	(0.03)	(0.09)	(0.09)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	(0.24)	(0.33)	(0.31)	(0.44)

Total distributions	(0.03)	(0.18)	(0.33)	(0.33)	(0.31)	(0.44)

Net asset value at end of period	$ 7.22	$ 6.79	$ 7.50	$ 7.31	$ 6.80	$ 8.73

Total return[2]	6.76%	(7.33)%	7.12%	12.69%	(18.91)%	(3.04)%

Portfolio turnover rate[3]	5%	75%	68%	83%	83%	112%

Net assets, end of period (in thousands)	$66,387	$63,009	$84,747	$80,803	$79,492	$101,363

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.24%	1.32%	1.26%	1.30%	1.26%	1.32%
Total expenses after reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	5.43%	4.87%	4.62%	4.35%	3.78%	4.34%
Net investment income after reimbursements	5.70%	5.22%	4.91%	4.68%	4.07%	4.69%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 7.87	$ 8.56	$ 7.92	$ 7.66	$ 8.94	$ 9.25
Income (loss) from investment operations:
Net investment income	0.25	0.51	0.57	0.70	0.74	0.55 [1]
Net realized and unrealized gain (loss)	0.01	(0.71)	0.65	0.21	(1.21)	(0.31)

Total from investment operations	0.26	(0.20)	1.22	0.91	(0.47)	0.24

Less distributions:

From net investment income	(0.24)	(0.49)	(0.56)	(0.65)	(0.67)	(0.55)
From net realized gain	(—)[2]	—	—	—	(0.06)	—
Tax return of capital	—	—	(0.02)	—	(0.08)	—

Total distributions	(0.24)	(0.49)	(0.58)	(0.65)	(0.81)	(0.55)

Net asset value at end of period	$ 7.89	$ 7.87	$ 8.56	$ 7.92	$ 7.66	$ 8.94

Total return[3]	3.51%	(2.58)%	15.99%	12.92%	(5.27)%	2.53%

Portfolio turnover rate[4]	43%	88%	87%	81%	90%	82%

Net assets, end of period (in thousands)	$10,863	$8,616	$11,995	$11,466	$7,280	$1,704

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.51%	1.53%	1.52%	1.57%	1.55%	1.53%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%	1.45%

Net investment income to average net assets:
Net investment income before reimbursements	6.33%	6.09%	7.11%	8.88%	8.77%	5.79%
Net investment income after reimbursements	6.42%	6.20%	7.21%	9.03%	8.90%	5.87%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 7.86	$ 8.55	$ 7.91	$ 7.66	$ 8.95	$ 9.25

Income (loss) from investment operations:
Net investment income	0.21	0.46	0.52	0.63	0.64	0.48 [1]
Net realized and unrealized gain (loss)	0.02	(0.72)	0.63	0.22	(1.18)	(0.30)

Total from investment operations	0.23	(0.26)	1.15	0.85	(0.54)	0.18

Less distributions:

From net investment income	(0.21)	(0.43)	(0.50)	(0.60)	(0.62)	(0.48)
From net realized gain	(—)[2]	—	—	—	(0.06)	—
Tax return of capital	—	—	(0.01)	—	(0.07)	—

Total distributions	(0.21)	(0.43)	(0.51)	(0.60)	(0.75)	(0.48)

Net asset value at end of period	$ 7.88	$ 7.86	$ 8.55	$ 7.91	$ 7.66	$ 8.95

Total return[3]	3.12%	(3.30)%	15.16%	11.99%	(6.04)%	1.87%

Portfolio turnover rate[4]	43%	88%	87%	81%	90%	82%

Net assets, end of period (in thousands)	$10,286	$8,785	$9,530	$6,010	$3,226	$ 421

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.26%	2.29%	2.27%	2.32%	2.30%	2.28%
Total expenses after reimbursements	2.17%	2.17%	2.17%	2.17%	2.17%	2.20%

Net investment income to average net assets:
Net investment income before reimbursements	5.59%	5.38%	6.40%	8.16%	8.13%	5.15%
Net investment income after reimbursements	5.68%	5.50%	6.50%	8.31%	8.26%	5.23%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 8.20	$ 8.92	$ 8.24	$ 7.98	$ 9.30	$ 9.61
Income (loss) from investment operations:
Net investment income	0.26	0.56	0.62	0.72	0.75	0.59 [1]
Net realized and unrealized gain (loss)	0.02	(0.75)	0.68	0.24	(1.22)	(0.31)

Total from investment operations	0.28	(0.19)	1.30	0.96	(0.47)	0.28

Less distributions:

From net investment income	(0.26)	(0.53)	(0.60)	(0.70)	(0.71)	(0.59)
From net realized gain	(—)[2]	—	—	—	(0.06)	—
Tax return of capital	—	—	(0.02)	—	(0.08)	—

Total distributions	(0.26)	(0.53)	(0.62)	(0.70)	(0.85)	(0.59)

Net asset value at end of period	$ 8.22	$ 8.20	$ 8.92	$ 8.24	$ 7.98	$ 9.30

Total return[3]	3.62%	(2.34)%	16.45%	13.02%	(5.08)%	2.91%

Portfolio turnover rate[4]	43%	88%	87%	81%	90%	82%

Net assets, end of period (in thousands)	$403,835	$319,419	$338,434	$215,990	$237,044	$364,775

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.26%	1.29%	1.27%	1.32%	1.30%	1.28%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	6.60%	6.40%	7.34%	9.20%	8.63%	6.14%
Net investment income after reimbursements	6.69%	6.52%	7.44%	9.35%	8.76%	6.25%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014[1]

Net asset value at beginning of period	$ 9.78	$ 10.60	$ 10.37	$ 9.57	$ 9.99	$10.00

Income (loss) from investment operations:
Net investment income	0.33	0.55	0.83 [2]	1.02	0.67	0.05
Net realized and unrealized gain (loss)	0.11	(0.58)	0.34	0.78	(0.41)	(0.01)

Total from investment operations	0.44	(0.03)	1.17	1.80	0.26	0.04

Less distributions:

From net investment income	(0.33)	(0.57)	(0.80)	(1.00)	(0.67)	(0.05)
From net realized gain	(0.03)	(0.22)	(0.14)	—	—	—
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.36)	(0.79)	(0.94)	(1.00)	(0.68)	(0.05)

Net asset value at end of period	$ 9.86	$ 9.78	$ 10.60	$ 10.37	$ 9.57	$ 9.99

Total return[3]	4.30%	(0.12)%	12.04%	19.82%	2.98%	0.45%

Portfolio turnover rate[4]	15%	37%	59%	73%	38%	19%

Net assets, end of period (in thousands)	$123,673	$83,290	$10,178	$10,395	$ 425	$ 201

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	0.99%	1.05%	1.05%	1.11%	1.65%	2.93%
Total expenses after reimbursements	0.92%	0.92%	0.92%	0.92%	0.93%	0.95%

Net investment income to average net assets:
Net investment income before reimbursements	6.17%	7.00%	7.83%	10.63%	6.50%	3.35%
Net investment income after reimbursements	6.24%	7.13%	7.96%	10.82%	7.22%	5.33%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

		Class C

	Six Months
	Ended
	April 30,	Year Ended	Period Ended
	2019	October 31,	October 31,
	(Unaudited)	2018	2017[6]

Net asset value at beginning of period	$ 9.41	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.28	0.52	0.38 [2]
Net realized and unrealized gain (loss)	0.11	(0.64)	0.08

Total from investment operations	0.39	(0.12)	0.46

Less distributions:

From net investment income	(0.28)	(0.47)	(0.24)
From net realized gain	(0.03)	(0.22)	—
Tax return of capital	—	—	—

Total distributions	(0.31)	(0.69)	(0.24)

Net asset value at end of period	$ 9.49	$ 9.41	$10.22

Total return[3]	3.96%	(0.98)%	4.74%

Portfolio turnover rate[4]	15%	37%	59%

Net assets, end of period (in thousands)	$3,031	$2,012	$ 188

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.74%	1.79%	1.79%
Total expenses after reimbursements	1.67%	1.67%	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	5.42%	5.93%	9.66%
Net investment income after reimbursements	5.49%	6.05%	9.78%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014[7]

Net asset value at beginning of period	$ 9.60	$ 10.41	$ 10.19	$ 9.40	$ 9.81	$ 10.00

Income (loss) from investment operations:
Net investment income	0.34	0.60	0.90 [2]	1.07	0.68	0.16
Net realized and unrealized gain (loss)	0.11	(0.61)	0.27	0.72	(0.39)	(0.19)

Total from investment operations	0.45	(0.01)	1.17	1.79	0.29	(0.03)

Less distributions:

From net investment income	(0.34)	(0.58)	(0.81)	(1.00)	(0.69)	(0.16)
From net realized gain	(0.03)	(0.22)	(0.14)	—	—	—
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.37)	(0.80)	(0.95)	(1.00)	(0.70)	(0.16)

Net asset value at end of period	$ 9.68	$ 9.60	$ 10.41	$ 10.19	$ 9.40	$ 9.81

Total return[3]	4.45%	0.11%	12.28%	20.18%	3.28%	(0.25)%

Portfolio turnover rate[4]	15%	37%	59%	73%	38%	19%

Net assets, end of period (in thousands)	$1,159,019	$693,577	$178,180	$120,081	$26,918	$21,275

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	0.74%	0.79%	0.80%	0.89%	1.41%	2.94%
Total expenses after reimbursements	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	6.43%	7.30%	8.64%	11.66%	6.61%	2.58%
Net investment income after reimbursements	6.50%	7.42%	8.77%	11.88%	7.35%	4.85%

[1]	Class A commenced investment operations on September 23, 2014.

[2]	Per share amounts are based on average number of shares outstanding during the period.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

[6]	Class C commenced investment operations on June 13, 2017.

[7]	Institutional Class commenced investment operations on June 24, 2014.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

		Class A

	Six Months
	Ended
	April 30,	Year Ended	Period Ended
	2019	October 31,	October 31,
	(Unaudited)	2018	2017[1]

Net asset value at beginning of period	$10.53	$12.72	$10.00

Income (loss) from investment operations:
Net investment income	(—)[2]	0.08	0.03
Net realized and unrealized gain (loss)	1.23	(1.05)	2.74

Total from investment operations	1.23	(0.97)	2.77

Less distributions:

From net investment income	—	(0.20)	(0.05)
From net realized gain	(0.94)	(1.02)	—

Total distributions	(0.94)	(1.22)	(0.05)

Net asset value at end of period	$10.82	$10.53	$12.72

Total return[3]	13.27%	(8.59)%	27.73%

Portfolio turnover rate[4]	75%	164%	196%

Net assets, end of period (in thousands)	$ 236	$ 223	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.90%	2.20%	3.11%
Total expenses after reimbursements	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.70)%	0.56%	(1.56)%
Net investment income (loss) after reimbursements	(0.07)%	1.49%	0.28%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

		Class C

	Six Months
	Ended
	April 30,	Year Ended	Period Ended
	2019	October 31,	October 31,
	(Unaudited)	2018	2017[1]

Net asset value at beginning of period	$10.43	$12.65	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.03	(0.05)
Net realized and unrealized gain (loss)	1.20	(1.10)	2.74

Total from investment operations	1.17	(1.07)	2.69

Less distributions:

From net investment income	—	(0.13)	(0.04)
From net realized gain	(0.94)	(1.02)	—

Total distributions	(0.94)	(1.15)	(0.04)

Net asset value at end of period	$10.66	$10.43	$12.65

Total return[3]	12.79%	(9.40)%	26.96%

Portfolio turnover rate[4]	75%	164%	196%

Net assets, end of period (in thousands)	$ 13	$ 11	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.65%	2.73%	3.86%
Total expenses after reimbursements	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.45)%	(0.51)%	(2.31)%
Net investment income (loss) after reimbursements	(0.82)%	0.20%	(0.47)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Institutional Class

	Six Months
	Ended
	April 30,	Year Ended	Period Ended
	2019	October 31,	October 31,
	(Unaudited)	2018	2017[1]

Net asset value at beginning of period	$ 10.56	$ 12.74	$ 10.00
Income (loss) from investment operations:
Net investment income	0.01	0.14	0.06
Net realized and unrealized gain (loss)	1.24	(1.09)	2.73

Total from investment operations	1.25	(0.95)	2.79

Less distributions:

From net investment income	—	(0.21)	(0.05)
From net realized gain	(0.94)	(1.02)	—

Total distributions	(0.94)	(1.23)	(0.05)

Net asset value at end of period	$ 10.87	$ 10.56	$ 12.74

Total return[3]	13.43%	(8.41)%	27.94%

Portfolio turnover rate[4]	75%	164%	196%

Net assets, end of period (in thousands)	$20,107	$17,436	$18,030

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.65%	1.73%	2.87%
Total expenses after reimbursements	1.02%	1.02%	1.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.45)%	0.47%	(1.28)%
Net investment income after reimbursements	0.18%	1.18%	0.57%

[1]	Class A, Class C and the Institutional Class commenced investment operations on November 1, 2016.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 8.02	$ 10.33	$ 8.60	$ 7.92	$ 9.35	$10.61

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.04	0.06	(0.01)	0.16	0.01 [1]
Net realized and unrealized gain (loss)	1.12	(2.17)	1.86	0.85	(1.12)	(0.42)

Total from investment operations	1.09	(2.13)	1.92	0.84	(0.96)	(0.41)

Less distributions:

From net investment income	—	(0.17)	(0.19)	(0.16)	(0.08)	(0.01)
From net realized gain	—	—	—	—	(0.39)	(0.84)
Tax return of capital	—	(0.01)	—	—	—	—

Total distributions	—	(0.18)	(0.19)	(0.16)	(0.47)	(0.85)

Net asset value at end of period	$ 9.11	$ 8.02	$10.33	$ 8.60	$ 7.92	$ 9.35

Total return[2]	13.59%	(20.96)%	22.73%	10.84%	(10.32)%	(3.93)%

Portfolio turnover rate[3]	32%	112%	126%	104%	105%	104%

Net assets, end of period (in thousands)	$1,443	$ 1,447	$ 847	$ 524	$ 259	$ 332

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.31%	2.37%	2.26%	2.39%	2.33%	2.53%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.78%	1.80%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.15)%	(0.31)%	0.01%	(0.09)%	0.96%	(0.65)%
Net investment income (loss) after reimbursements	(0.61)%	0.29%	0.50%	0.53%	1.51%	0.08%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 8.42	$ 10.90	$ 9.11	$ 8.40	$ 9.96	$11.33

Income (loss) from investment operations:
Net investment income (loss)	(0.36)	0.01	0.02	(0.12)	0.10	(0.05)[1]
Net realized and unrealized gain (loss)	1.47	(2.33)	1.93	0.95	(1.19)	(0.47)

Total from investment operations	1.11	(2.32)	1.95	0.83	(1.09)	(0.52)

Less distributions:

From net investment income	—	(0.16)	(0.16)	(0.12)	(0.08)	(0.01)
From net realized gain	—	—	—	—	(0.39)	(0.84)
Tax return of capital	—	— [5]	—	—	—	—

Total distributions	—	(0.16)	(0.16)	(0.12)	(0.47)	(0.85)

Net asset value at end of period	$ 9.53	$ 8.42	$10.90	$ 9.11	$ 8.40	$ 9.96

Total return[2]	13.18%	(21.62)%	21.78%	10.01%	(11.02)%	(4.71)%

Portfolio turnover rate[3]	32%	112%	126%	104%	105%	104%

Net assets, end of period (in thousands)	$ 148	$ 272	$ 251	$ 176	$ 311	$ 77

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.06%	3.09%	3.01%	3.13%	3.09%	3.60%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.55%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(2.03)%	(1.30)%	(0.76)%	(0.89)%	1.81%	(1.53)%
Net investment income (loss) after reimbursements	(1.49)%	(0.73)%	(0.27)%	(0.28)%	2.38%	(0.48)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 10.32	$ 13.19	$ 10.94	$ 10.01	$ 11.63	$ 12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.05	0.09	0.04	0.20	0.02 [1]
Net realized and unrealized gain (loss)	1.44	(2.73)	2.36	1.07	(1.35)	(0.50)

Total from investment operations	1.42	(2.68)	2.45	1.11	(1.15)	(0.48)

Less distributions:

From net investment income	—	(0.18)	(0.20)	(0.18)	(0.08)	(0.01)
From net realized gain	—	—	—	—	(0.39)	(0.84)
Tax return of capital	—	(0.01)	—	—	—	—

Total distributions	—	(0.19)	(0.20)	(0.18)	(0.47)	(0.85)

Net asset value at end of period	$ 11.74	$ 10.32	$ 13.19	$ 10.94	$ 10.01	$ 11.63

Total return[2]	13.76%	(20.60)%	22.70%	11.21%	(9.91)%	(3.74)%

Portfolio turnover rate[3]	32%	112%	126%	104%	105%	104%

Net assets, end of period (in thousands)	$28,114	$32,456	$38,419	$33,626	$42,486	$48,909

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.06%	2.06%	2.01%	2.10%	2.08%	2.39%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.86)%	(0.16)%	0.18%	(0.22)%	1.24%	(0.70)%
Net investment income (loss) after reimbursements	(0.32)%	0.38%	0.67%	0.36%	1.80%	0.17%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014[1]

Net asset value at beginning of period	$ 7.66	$ 9.99	$ 7.98	$ 7.83	$ 10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.08	0.10	0.36	0.10 [2]	(0.03)
Net realized and unrealized gain (loss)	0.45	(1.47)	2.08	(0.09)	(1.45)	0.27

Total from investment operations	0.55	(1.39)	2.18	0.27	(1.35)	0.24

Less distributions:

From net investment income	—	(0.08)	(0.17)	(0.12)	(0.15)	(0.05)
From net realized gain	—	(0.82)	—	—	(0.86)	—
Tax return of capital	—	(0.04)	—	—	—	—

Total distributions	—	(0.94)	(0.17)	(0.12)	(1.01)	(0.05)

Net asset value at end of period	$ 8.21	$ 7.66	$ 9.99	$ 7.98	$ 7.83	$10.19

Total return[3]	7.18%	(15.44)%	27.53%	3.36%	(13.68)%	2.43%

Portfolio turnover rate[4]	41%	80%	107%	76%	91%	157%

Net assets, end of period (in thousands)	$7,151	$ 7,645	$7,710	$2,154	$ 45	$ 9

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.15%	2.20%	2.21%	2.45%	2.73%	6.90%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.79%	1.80%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	3.02%	0.46%	1.05%	4.34%	0.25%	(5.89)%
Net investment income (loss) after reimbursements	3.40%	0.89%	1.49%	5.02%	1.19%	(0.79)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014[1]

Net asset value at beginning of period	$7.47	$ 9.82	$ 7.86	$ 7.73	$ 10.15	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03	0.08	0.08	(0.05)[2]	(0.83)
Net realized and unrealized gain (loss)	0.48	(1.48)	2.00	0.12	(1.36)	1.03

Total from investment operations	0.52	(1.45)	2.08	0.20	(1.41)	0.20

Less distributions:

From net investment income	—	(0.05)	(0.12)	(0.07)	(0.15)	(0.05)
From net realized gain	—	(0.82)	—	—	(0.86)	—
Tax return of capital	—	(0.03)	—	—	—	—

Total distributions	—	(0.90)	(0.12)	(0.07)	(1.01)	(0.05)

Net asset value at end of period	$7.99	$ 7.47	$ 9.82	$ 7.86	$ 7.73	$10.15

Total return[3]	6.96%	(16.30)%	26.57%	2.61%	(14.51)%	2.02%

Portfolio turnover rate[4]	41%	80%	107%	76%	91%	157%

Net assets, end of period (in thousands)	$ 359	$ 408	$ 459	$ 62	$ 53	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.91%	2.94%	2.99%	3.05%	3.45%	7.71%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.55%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.20%	(0.18)%	(0.21)%	0.39%	(1.53)%	(6.42)%
Net investment income (loss) after reimbursements	1.59%	0.24%	0.26%	0.92%	(0.60)%	(1.26)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014[6]

Net asset value at beginning of period	$ 8.86	$ 11.38	$ 9.06	$ 8.88	$ 11.35	$10.00
Income (loss) from investment operations:
Net investment income	0.11	0.12	0.13	0.18	0.12 [2]	0.14
Net realized and unrealized gain (loss)	0.56	(1.69)	2.37	0.13	(1.58)	1.32

Total from investment operations	0.67	(1.57)	2.50	0.31	(1.46)	1.46

Less distributions:

From net investment income	—	(0.08)	(0.18)	(0.13)	(0.15)	(0.11)
From net realized gain	—	(0.82)	—	—	(0.86)	—
Tax return of capital	—	(0.05)	—	—	—	—

Total distributions	—	(0.95)	(0.18)	(0.13)	(1.01)	(0.11)

Net asset value at end of period	$ 9.53	$ 8.86	$ 11.38	$ 9.06	$ 8.88	$11.35

Total return[3]	7.56%	(15.11)%	27.87%	3.58%	(13.29)%	14.69%

Portfolio turnover rate[4]	41%	80%	107%	76%	91%	157%

Net assets, end of period (in thousands)	$82,284	$77,788	$81,324	$52,711	$49,952	$7,280

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.92%	1.95%	1.96%	2.05%	2.46%	6.09%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.03%	0.78%	0.73%	1.48%	0.34%	(3.68)%
Net investment income after reimbursements	2.43%	1.21%	1.17%	2.01%	1.28%	0.89%

[1]	Class A and Class C commenced investment operations on May 7, 2014.

[2]	Per share amounts are based on average number of shares outstanding during the period.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

[6]	Institutional Class commenced investment operations on November 5, 2013.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Class A
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 9.38	$ 11.16	$ 8.34	$ 7.29	$ 9.24	$ 9.66

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.01	0.06 [1]	0.06	0.03	0.06
Net realized and unrealized gain (loss)	1.78	(1.55)	2.90	1.05	(1.92)	(0.40)

Total from investment operations	1.76	(1.54)	2.96	1.11	(1.89)	(0.34)

Less distributions:

From net investment income	—	(0.23)	(0.14)	(0.06)	(0.06)	(0.08)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	— [2]	—

Total distributions	—	(0.24)	(0.14)	(0.06)	(0.06)	(0.08)

Net asset value at end of period	$11.14	$ 9.38	$11.16	$ 8.34	$ 7.29	$ 9.24

Total return[3]	18.76%	(14.16)%	35.90%	15.36%	(20.52)%	(3.58)%

Portfolio turnover rate[4]	39%	113%	140%	119%	106%	130%

Net assets, end of period (in thousands)	$ 643	$ 303	$ 134	$ 36	$ 24	$ 30

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.90%	2.19%	2.65%	2.96%	3.56%	3.62%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.43%	1.45%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.00)%	(0.06)%	(0.64)%	(0.74)%	(1.82)%	(1.45)%
Net investment income (loss) after reimbursements	(0.52)%	0.71%	0.59%	0.80%	0.31%	0.72%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund
	Class C
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended October 31, 2017	Period Ended August 9, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013

Net asset value at beginning of period	$ 8.96	$ 10.73	$ 8.86 [6]	$ 8.17	$ 10.46	$11.00	$10.32

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.13)	— [1,2]	0.01	(0.04)	(0.01)	(0.03)[1]
Net realized and unrealized gain (loss)	1.71	(1.44)	1.93	0.81	(2.19)	(0.45)	0.78

Total from investment operations	1.65	(1.57)	1.93	0.82	(2.23)	(0.46)	0.75

Less distributions:

From net investment income	—	(0.19)	(0.06)	(0.03)	(0.06)	(0.08)	(0.06)
From net realized gain	—	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	— [2]	—	(0.01)

Total distributions	—	(0.20)	(0.06)	(0.03)	(0.06)	(0.08)	(0.07)

Net asset value at end of period	$10.61	$ 8.96	$10.73	$ 8.96 [7]	$ 8.17	$10.46	$11.00

Total return[3]	18.42%	(14.92)%	10.81%	10.02%	(21.38)%	(4.24)%	7.58%

Portfolio turnover rate[4]	39%	113%	140%	119%	106%	130%	92%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 2	$ 1	$ 1	$ 1	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.64%	2.96%	3.38%	3.86%	4.31%	4.34%	3.77%
Total expenses after reimbursements	2.15%	2.17%	2.17%	2.22%	2.18%	2.20%	2.20%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.81)%	(1.25)%	(1.20)%	(1.39)%	(2.57)%	(2.25)%	(1.81)%
Net investment income (loss) after reimbursements	(1.32)%	(0.46)%	0.01%	0.25%	(0.44)%	(0.11)%	(0.24)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund
	Institutional Class
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 9.06	$ 10.78	$ 8.05	$ 7.02	$ 8.88	$ 9.27
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.07	0.08 [1]	0.08	0.05	0.08
Net realized and unrealized gain (loss)	1.73	(1.54)	2.80	1.02	(1.85)	(0.39)

Total from investment operations	1.72	(1.47)	2.88	1.10	(1.80)	(0.31)

Less distributions:

From net investment income	—	(0.24)	(0.15)	(0.07)	(0.06)	(0.08)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	— [2]	—

Total distributions	—	(0.25)	(0.15)	(0.07)	(0.06)	(0.08)

Net asset value at end of period	$ 10.78	$ 9.06	$10.78	$ 8.05	$ 7.02	$ 8.88

Total return[3]	18.98%	(14.01)%	36.21%	15.80%	(20.34)%	(3.40)%

Portfolio turnover rate[4]	39%	113%	140%	119%	106%	130%

Net assets, end of period (in thousands)	$34,287	$24,162	$8,106	$9,074	$7,601	$10,304

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.66%	1.95%	2.35%	2.71%	3.31%	3.37%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.82)%	0.10%	(0.33)%	(0.46)%	(1.59)%	(1.28)%
Net investment income (loss) after reimbursements	(0.33)%	0.88%	0.85%	1.08%	0.55%	0.92%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

[6]	Initial investment in Class C occurred on March 3, 2017. The beginning NAV for Class C is the end of day NAV for the Institutional Class on March 3, 2017.

[7]	There were no investors in Ashmore Emerging Markets Equity Fund Class C at the year ended October 31, 2016. Net asset value shown represents net asset value prior to the final redemption.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $8,345,971)
Angola (Rep of), 9.500%, 11/12/2025		2,554,000	$2,863,008	0.20
Angola (Rep of), 8.250%, 05/09/2028		3,055,000	3,194,106	0.22
Angola (Rep of), 9.375%, 05/08/2048		2,670,000	2,865,092	0.20
			8,922,206	0.62
Argentina (Cost $51,779,396)
Argentina (Rep of), 6.875%, 04/22/2021		3,670,000	3,079,167	0.21
Argentina (Rep of), 7.500%, 04/22/2026		5,024,000	3,768,000	0.26
Argentina (Rep of), 5.875%, 01/11/2028		4,783,000	3,307,444	0.23
Argentina (Rep of), 8.280%, 12/31/2033		988,236	714,001	0.05
Argentina (Rep of), 8.280%, 12/31/2033		2,168,953	1,607,216	0.11
Argentina (Rep of), (Step to 5.250% on 03/31/2029), 3.750%, 12/31/2038(2)		8,245,446	4,300,082	0.30
Argentina (Rep of), 7.625%, 04/22/2046		5,241,000	3,642,495	0.25
Argentina (Rep of), 6.875%, 01/11/2048		11,998,000	7,949,439	0.55
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 48.199%, 03/01/2020	ARS	8,070,000	167,364	0.01
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 50.458%, 04/03/2022	ARS	77,137,255	1,481,310	0.10
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 70.208%, 06/21/2020	ARS	59,899,064	1,353,826	0.09
Argentina Treasury Bill, 0.000%, 07/31/2020(3)	ARS	32,974,219	646,922	0.05
Autonomous City of Buenos Aires Argentina, (Floating, 3.250% - Argentina Deposit Rates Badlar Private Banks 30-35 Days), 42.415%, 03/29/2024	ARS	50,819,611	855,063	0.06
Provincia de Buenos Aires, (Floating, 3.750% - Argentina Deposit Rates Badlar Private Banks 30-35 Days), 45.741%, 04/12/2025(4)	ARS	53,295,000	881,774	0.06
YPF S.A., 8.750%, 04/04/2024		4,345,000	4,182,062	0.29
			37,936,165	2.62
Azerbaijan (Cost $9,245,894)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,250,000	5,920,855	0.41
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		490,000	500,901	0.03
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,770,000	3,134,477	0.22
			9,556,233	0.66
Bahrain (Cost $9,531,228)
Bahrain (Rep of), 7.000%, 10/12/2028		4,183,000	4,517,640	0.31
Bahrain (Rep of), 7.500%, 09/20/2047		3,856,000	4,108,568	0.29
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		1,800,000	2,030,040	0.14
			10,656,248	0.74

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Belarus (Cost $18,732,715)
Belarus (Rep of), 6.875%, 02/28/2023		8,285,000	$8,657,825	0.60
Belarus (Rep of), 7.625%, 06/29/2027		5,684,000	6,118,371	0.42
Belarus (Rep of), 6.200%, 02/28/2030		4,010,000	3,959,161	0.28
			18,735,357	1.30

Brazil (Cost $144,752,040)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024(5)		5,680,000	5,131,880	0.35
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/2019		1,870,000	1,871,171	0.13
Brazil (Rep of), 2.625%, 01/05/2023		2,500,000	2,421,875	0.17
Brazil (Rep of), 4.250%, 01/07/2025		3,544,000	3,588,973	0.25
Brazil (Rep of), 6.000%, 04/07/2026		1,996,000	2,201,588	0.15
Brazil (Rep of), 4.625%, 01/13/2028		3,192,000	3,203,172	0.22
Brazil (Rep of), 8.250%, 01/20/2034		1,236,000	1,571,265	0.11
Brazil (Rep of), 7.125%, 01/20/2037		1,751,000	2,053,047	0.14
Brazil (Rep of), 5.625%, 01/07/2041		1,188,000	1,185,030	0.08
Brazil (Rep of), 5.000%, 01/27/2045		3,054,000	2,785,248	0.19
Brazil (Rep of), 5.625%, 02/21/2047		1,809,000	1,777,343	0.12
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2020(3)	BRL	55,254,000	13,503,432	0.93
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(3)	BRL	185,189,000	40,377,114	2.79
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(3)	BRL	10,160,000	2,119,538	0.15
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	103,084,000	27,831,939	1.92
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	20,187,000	5,475,098	0.38
CSN Resources S.A., 6.500%, 07/21/2020		1,810,000	1,837,150	0.13
MARB BondCo PLC, 7.000%, 03/15/2024		2,805,000	2,860,567	0.20
Oi S.A., 10.000%, (100% Cash), 07/27/2025(6)		3,250,000	3,412,500	0.24
Petrobras Global Finance B.V., 6.850%, 06/05/2115		5,425,000	5,306,301	0.37
Samarco Mineracao S.A., 4.125%, 11/01/2022(7)		9,777,000	6,697,245	0.46
Samarco Mineracao S.A., 5.750%, 10/24/2023(7)		8,193,000	5,857,995	0.41
Samarco Mineracao S.A., 5.375%, 09/26/2024(7)		9,685,000	6,924,775	0.48
			149,994,246	10.37

Chile (Cost $61,849,386)
Banco del Estado de Chile, 3.875%, 02/08/2022		960,000	977,520	0.07
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	95,000	3,998,017	0.28
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	21,665,000,000	32,668,220	2.26
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	CLP	950,000,000	1,451,147	0.10
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	1,650,000,000	2,659,729	0.18
Chile (Rep of), 3.240%, 02/06/2028		933,000	938,141	0.07
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,449,064	0.10
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,712,000	3,228,365	0.22

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		3,911,000	$4,214,650	0.29
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,467,000	1,501,944	0.10
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		2,254,000	2,257,381	0.16
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	1,520,437	0.11
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,322,000	2,218,601	0.15
			59,083,216	4.09

China (Cost $25,202,976)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		3,528,000	3,528,635	0.24
China Evergrande Group, 7.500%, 06/28/2023		7,520,000	6,877,957	0.48
China Evergrande Group, 8.750%, 06/28/2025		1,395,000	1,273,122	0.09
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(4)(7)(8)(9)		1,975,424	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		5,055,000	4,638,089	0.32
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		2,852,000	2,914,185	0.20
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,472,094	0.10
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,280,000	1,407,231	0.10
Sunac China Holdings Ltd., 7.950%, 08/08/2022		1,380,000	1,408,876	0.10
			23,520,189	1.63

Colombia (Cost $34,397,824)
Colombia (Rep of), 11.750%, 02/25/2020		45,000	48,195	—
Colombia (Rep of), 4.000%, 02/26/2024		2,160,000	2,223,720	0.15
Colombia (Rep of), 8.125%, 05/21/2024		2,838,000	3,436,846	0.24
Colombia (Rep of), 3.875%, 04/25/2027		2,586,000	2,621,842	0.18
Colombia (Rep of), 7.375%, 09/18/2037		1,888,000	2,459,120	0.17
Colombia (Rep of), 6.125%, 01/18/2041		3,362,000	3,954,553	0.27
Colombia (Rep of), 5.625%, 02/26/2044		2,813,000	3,157,593	0.22
Colombia (Rep of), 5.000%, 06/15/2045		2,497,000	2,613,135	0.18
Colombian TES, 10.000%, 07/24/2024	COP	7,144,300,000	2,605,203	0.18
Colombian TES, 6.250%, 11/26/2025	COP	8,747,300,000	2,706,987	0.19
Colombian TES, 7.750%, 09/18/2030	COP	14,919,400,000	4,938,175	0.34
Colombian TES, 7.250%, 10/18/2034	COP	3,093,600,000	980,166	0.07
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,747,801	0.19
			34,493,336	2.38

Costa Rica (Cost $3,026,360)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023(4)		1,980,000	2,004,750	0.14
Costa Rica (Rep of), 5.625%, 04/30/2043		1,260,000	1,064,700	0.07
			3,069,450	0.21

Croatia (Cost $13,370,271)
Croatia (Rep of), 6.625%, 07/14/2020		4,098,000	4,264,625	0.30
Croatia (Rep of), 6.375%, 03/24/2021		3,549,000	3,757,681	0.26
Croatia (Rep of), 6.000%, 01/26/2024		5,050,000	5,652,101	0.39
			13,674,407	0.95

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $2,189,403)
New World Resources N.V., 8.000%, 04/07/2020(7)(9)	EUR	1,938,518	$—	—
New World Resources N.V., 4.000%, 10/07/2020(7)(9)	EUR	669,526	—	—
			—	—

Dominican Republic (Cost $27,104,158)
Dominican (Rep of), 7.500%, 05/06/2021		1,863,000	1,926,361	0.13
Dominican (Rep of), 6.600%, 01/28/2024		2,090,000	2,259,290	0.16
Dominican (Rep of), 5.875%, 04/18/2024		3,244,000	3,381,870	0.23
Dominican (Rep of), 5.500%, 01/27/2025		5,240,000	5,410,300	0.37
Dominican (Rep of), 6.875%, 01/29/2026		5,160,000	5,701,800	0.40
Dominican (Rep of), 6.000%, 07/19/2028		980,000	1,032,675	0.07
Dominican (Rep of), 7.450%, 04/30/2044		2,420,000	2,737,625	0.19
Dominican (Rep of), 6.850%, 01/27/2045		4,857,000	5,203,061	0.36
			27,652,982	1.91

Ecuador (Cost $106,520,035)
Ecuador (Rep of), 10.500%, 03/24/2020		26,056,000	27,202,725	1.88
Ecuador (Rep of), 10.750%, 03/28/2022		23,760,000	26,581,500	1.84
Ecuador (Rep of), 8.750%, 06/02/2023		7,983,000	8,461,980	0.59
Ecuador (Rep of), 7.950%, 06/20/2024		6,240,000	6,325,800	0.44
Ecuador (Rep of), 9.650%, 12/13/2026		14,171,000	15,092,115	1.04
Ecuador (Rep of), 9.625%, 06/02/2027		6,063,000	6,426,780	0.44
Ecuador (Rep of), 8.875%, 10/23/2027		8,710,000	8,862,425	0.61
Ecuador (Rep of), 7.875%, 01/23/2028		6,874,000	6,624,817	0.46
Ecuador (Rep of), 10.750%, 01/31/2029		3,691,000	4,115,465	0.29
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 8.240%, 09/24/2019		1,040,000	1,040,000	0.07
			110,733,607	7.66

Egypt (Cost $28,402,284)
Egypt (Rep of), 7.500%, 01/31/2027		4,242,000	4,370,363	0.30
Egypt (Rep of), 6.588%, 02/21/2028		4,448,000	4,293,566	0.30
Egypt (Rep of), 7.600%, 03/01/2029(4)		1,550,000	1,561,935	0.11
Egypt (Rep of), 8.500%, 01/31/2047		4,510,000	4,584,099	0.32
Egypt (Rep of), 7.903%, 02/21/2048		5,303,000	5,118,307	0.35
Egypt (Rep of), 8.700%, 03/01/2049(4)		650,000	669,743	0.05
Egypt Treasury Bills, 16.415%, 07/16/2019(10)	EGP	31,775,000	1,788,466	0.12
Egypt Treasury Bills, 16.352%, 07/30/2019(10)	EGP	15,475,000	865,044	0.06
Egypt Treasury Bills, 16.283%, 08/13/2019(10)	EGP	22,125,000	1,228,990	0.09
Egypt Treasury Bills, 15.961%, 10/22/2019(10)	EGP	70,725,000	3,809,627	0.26
			28,290,140	1.96

El Salvador (Cost $13,620,661)
El Salvador (Rep of), 7.375%, 12/01/2019		900,000	910,359	0.06
El Salvador (Rep of), 5.875%, 01/30/2025		1,696,000	1,651,480	0.12
El Salvador (Rep of), 6.375%, 01/18/2027		1,833,000	1,794,049	0.12
El Salvador (Rep of), 8.625%, 02/28/2029		3,099,000	3,428,268	0.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
El Salvador (continued)
El Salvador (Rep of), 8.250%, 04/10/2032		1,809,000	$1,953,720	0.14
El Salvador (Rep of), 7.650%, 06/15/2035		1,000,000	1,035,000	0.07
El Salvador (Rep of), 7.625%, 02/01/2041		3,270,000	3,351,750	0.23
			14,124,626	0.98
Ethiopia (Cost $1,906,521)
Ethiopia (Rep of), 6.625%, 12/11/2024		1,900,000	1,949,704	0.13
			1,949,704	0.13
Gabon (Cost $5,839,518)
Gabon (Rep of), 6.375%, 12/12/2024		6,054,700	5,828,133	0.40
			5,828,133	0.40
Georgia (Cost $4,387,249)
Georgia (Rep of), 6.875%, 04/12/2021		2,400,000	2,535,000	0.17
Georgian Railway JSC, 7.750%, 07/11/2022		1,750,000	1,876,105	0.13
			4,411,105	0.30
Ghana (Cost $10,403,291)
Ghana (Rep of), 8.125%, 01/18/2026		1,190,000	1,229,270	0.09
Ghana (Rep of), 7.875%, 03/26/2027(4)		1,190,000	1,207,850	0.08
Ghana (Rep of), 7.625%, 05/16/2029		1,943,000	1,909,386	0.13
Ghana (Rep of), 8.125%, 03/26/2032(4)		1,700,000	1,684,700	0.12
Ghana (Rep of), 8.627%, 06/16/2049		3,136,000	3,011,877	0.21
Ghana (Rep of), 8.950%, 03/26/2051(4)		1,200,000	1,186,800	0.08
			10,229,883	0.71
Hungary (Cost $16,698,076)
Hungary (Rep of), 5.375%, 02/21/2023		6,110,000	6,600,413	0.46
Hungary (Rep of), 5.750%, 11/22/2023		5,446,000	6,037,817	0.42
Hungary (Rep of), 5.375%, 03/25/2024		3,084,000	3,390,784	0.23
Hungary (Rep of), 7.625%, 03/29/2041		654,000	982,831	0.07
			17,011,845	1.18
India (Cost $25,406,562)
Export-Import Bank of India, 4.000%, 01/14/2023		2,219,000	2,253,257	0.16
Export-Import Bank of India, 3.375%, 08/05/2026		1,100,000	1,060,247	0.07
India (Rep of), 7.370%, 04/16/2023	INR	578,610,000	8,375,899	0.58
India (Rep of), 7.720%, 05/25/2025	INR	183,510,000	2,668,733	0.19
India (Rep of), 7.590%, 01/11/2026	INR	290,000,000	4,192,369	0.29
India (Rep of), 7.170%, 01/08/2028	INR	456,880,000	6,418,473	0.44
			24,968,978	1.73
Indonesia (Cost $92,961,645)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	69,190,000,000	4,989,949	0.34
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	87,009,000,000	5,764,019	0.40
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	5,779,511	0.40
Indonesia (Rep of), 4.125%, 01/15/2025		1,655,000	1,713,243	0.12

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	117,201,000,000	$8,499,918	0.59
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	40,329,000,000	2,717,705	0.19
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	93,553,000,000	5,839,979	0.40
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	78,724,000,000	5,693,491	0.39
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	1,995,996	0.14
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	37,148,000,000	2,453,658	0.17
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	87,846,000,000	5,324,454	0.37
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	670,977	0.05
Indonesia (Rep of), 8.500%, 10/12/2035		1,335,000	1,926,044	0.13
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,717,316	0.19
Indonesia (Rep of), 6.625%, 02/17/2037		1,644,000	2,046,673	0.14
Indonesia (Rep of), 7.750%, 01/17/2038		2,158,000	2,990,125	0.21
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	553,175	0.04
Indonesia (Rep of), 5.250%, 01/17/2042		1,603,000	1,745,888	0.12
Indonesia (Rep of), 5.125%, 01/15/2045		4,411,000	4,734,578	0.33
Indonesia (Rep of), 5.950%, 01/08/2046		3,589,000	4,273,214	0.30
Indonesia (Rep of), 5.250%, 01/08/2047		2,447,000	2,677,931	0.18
Indonesia (Rep of), 4.750%, 07/18/2047		1,550,000	1,592,555	0.11
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		1,861,000	1,995,958	0.14
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		1,347,000	1,542,545	0.11
Pertamina Persero PT, 6.000%, 05/03/2042		1,309,000	1,424,925	0.10
Pertamina Persero PT, 6.500%, 11/07/2048		1,117,000	1,301,831	0.09
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		2,408,000	2,528,400	0.17
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,188,000	1,173,118	0.08
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		2,384,000	2,640,068	0.18
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,248,000	1,292,558	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,280,000	2,384,634	0.16
			92,984,436	6.43
Iraq (Cost $692,189)
Iraq (Rep of), 5.800%, 01/15/2028		750,000	726,803	0.05
			726,803	0.05
Ivory Coast (Cost $11,226,884)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,276,000	1,239,494	0.09
Ivory Coast (Rep of), 5.750%, 12/31/2032		10,466,325	9,859,278	0.68
			11,098,772	0.77
Jamaica (Cost $25,020,306)
Digicel Group One Ltd., 8.250%, 12/30/2022(4)		11,390,000	7,500,315	0.52
Digicel Group Two Ltd., 8.250%, 09/30/2022(4)		10,740,000	4,188,600	0.29
Digicel Group Two Ltd., 9.125%, (11% PIK), 04/01/2024(4)(6)		5,603,870	1,793,238	0.12
Digicel Ltd., 6.000%, 04/15/2021		3,670,000	3,231,435	0.22
Jamaica (Rep of), 6.750%, 04/28/2028		977,000	1,094,240	0.08
Jamaica (Rep of), 7.875%, 07/28/2045		1,590,000	1,921,913	0.13
			19,729,741	1.36

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Jordan (Cost $1,507,127)
Jordan (Rep of), 5.750%, 01/31/2027		1,560,000	$1,519,908	0.10
			1,519,908	0.10
Kazakhstan (Cost $15,000,054)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,140,000	4,161,280	0.29
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,203,000	4,156,469	0.29
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		3,670,000	4,322,497	0.30
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,351,000	2,501,125	0.17
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,331,000	1,473,603	0.10
			16,614,974	1.15
Kenya (Cost $2,575,574)
Kenya (Rep of), 8.250%, 02/28/2048		2,580,000	2,545,041	0.18
			2,545,041	0.18
Lebanon (Cost $30,844,812)
Lebanon (Rep of), 5.450%, 11/28/2019		3,508,000	3,453,346	0.24
Lebanon (Rep of), 6.375%, 03/09/2020		2,950,000	2,885,324	0.20
Lebanon (Rep of), 8.250%, 04/12/2021		7,775,000	7,541,128	0.52
Lebanon (Rep of), 6.100%, 10/04/2022		9,330,000	8,210,400	0.57
Lebanon (Rep of), 6.000%, 01/27/2023		990,000	856,637	0.06
Lebanon (Rep of), 6.600%, 11/27/2026		1,626,000	1,335,531	0.09
Lebanon (Rep of), 6.850%, 03/23/2027		2,524,000	2,078,312	0.14
Lebanon (Rep of), 7.000%, 03/23/2032		2,627,000	2,114,735	0.15
Lebanon (Rep of), 7.250%, 03/23/2037		1,027,000	813,898	0.06
			29,289,311	2.03
Malaysia (Cost $19,555,580)
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	48,440,000	11,760,124	0.81
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	549,839	0.04
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	9,000	2,168	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	146,000	35,503	—
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	530,755	0.04
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,198	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	31,100	—
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	114,000	27,627	—
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,589,735	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	608,708	0.04
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	1,712,000	399,150	0.03
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	5,024,000	1,279,823	0.09
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	113,085	0.01
Petronas Capital Ltd., 7.875%, 05/22/2022		850,000	967,324	0.07
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,671,000	1,734,999	0.12
			19,642,138	1.36
Mexico (Cost $53,262,283)
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,353,000	2,426,531	0.17

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	$1,166,997	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,160,000	2,214,000	0.15
Mexican Bonos, 6.500%, 06/09/2022	MXN	156,110,000	7,901,866	0.55
Mexican Bonos, 10.000%, 12/05/2024	MXN	62,820,000	3,620,034	0.25
Mexican Bonos, 7.500%, 06/03/2027	MXN	13,180,000	670,397	0.05
Mexican Bonos, 8.500%, 05/31/2029	MXN	13,610,000	734,977	0.05
Mexico (Rep of), 6.050%, 01/11/2040		1,162,000	1,331,943	0.09
Mexico (Rep of), 4.750%, 03/08/2044		1,546,000	1,520,878	0.11
Mexico (Rep of), 5.550%, 01/21/2045		1,707,000	1,871,299	0.13
Mexico (Rep of), 4.350%, 01/15/2047		1,532,000	1,426,675	0.10
Mexico (Rep of), 5.750%, 10/12/2110		1,788,000	1,834,935	0.13
Petroleos Mexicanos, 6.000%, 03/05/2020		874,000	891,637	0.06
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	1,973,151	0.14
Petroleos Mexicanos, 6.875%, 08/04/2026		3,345,000	3,481,810	0.24
Petroleos Mexicanos, 6.500%, 06/02/2041		2,240,000	2,064,182	0.14
Petroleos Mexicanos, 5.500%, 06/27/2044		728,000	595,868	0.04
Petroleos Mexicanos, 6.375%, 01/23/2045		893,000	796,467	0.05
Petroleos Mexicanos, 5.625%, 01/23/2046		5,935,000	4,949,790	0.34
Petroleos Mexicanos, 6.750%, 09/21/2047		9,843,000	9,075,246	0.63
Petroleos Mexicanos, 6.350%, 02/12/2048		2,527,000	2,236,395	0.15
			52,785,078	3.65

Mongolia (Cost $2,091,303)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		900,000	916,430	0.06
Mongolia (Rep of), 5.625%, 05/01/2023		920,000	906,947	0.06
Mongolian Mining Corp., 1.822%, 10/01/2019(6)		992,986	496,493	0.04
			2,319,870	0.16

Morocco (Cost $4,558,418)
Morocco (Rep of), 4.250%, 12/11/2022		3,276,000	3,351,446	0.23
Morocco (Rep of), 5.500%, 12/11/2042		1,103,000	1,179,745	0.08
			4,531,191	0.31

Nigeria (Cost $8,004,283)
Nigeria (Rep of), 6.500%, 11/28/2027		2,900,000	2,851,454	0.20
Nigeria (Rep of), 7.696%, 02/23/2038		1,693,000	1,669,467	0.11
Nigeria (Rep of), 7.625%, 11/28/2047		2,280,000	2,183,921	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		1,150,000	1,251,982	0.09
			7,956,824	0.55

Oman (Cost $9,340,543)
Oman (Rep of), 4.750%, 06/15/2026		694,000	641,950	0.04
Oman (Rep of), 6.500%, 03/08/2047		4,319,000	3,854,708	0.27
Oman (Rep of), 6.750%, 01/17/2048		4,947,000	4,482,872	0.31
			8,979,530	0.62

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan (Cost $21,131,073)
Pakistan (Rep of), 8.250%, 04/15/2024		5,265,000	$5,693,834	0.39
Pakistan (Rep of), 8.250%, 09/30/2025		2,840,000	3,074,300	0.21
Pakistan (Rep of), 6.875%, 12/05/2027		6,254,000	6,196,288	0.43
Second Pakistan International Sukuk (The) Co. Ltd., 6.750%, 12/03/2019		3,550,000	3,581,950	0.25
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,157,000	1,165,909	0.08
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,986,000	2,003,775	0.14
			21,716,056	1.50

Panama (Cost $12,408,126)
Panama (Rep of), 4.000%, 09/22/2024		1,330,000	1,385,208	0.10
Panama (Rep of), 7.125%, 01/29/2026		1,089,000	1,328,036	0.09
Panama (Rep of), 8.875%, 09/30/2027		777,000	1,077,116	0.07
Panama (Rep of), 9.375%, 04/01/2029		1,275,000	1,856,719	0.13
Panama (Rep of), 6.700%, 01/26/2036		2,315,000	3,009,500	0.21
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,386,000	0.10
Panama (Rep of), 4.300%, 04/29/2053		2,740,000	2,777,675	0.19
			12,820,254	0.89

Paraguay (Cost $2,599,736)
Paraguay (Rep of), 4.625%, 01/25/2023		1,570,000	1,624,605	0.11
Paraguay (Rep of), 4.700%, 03/27/2027		956,000	995,578	0.07
			2,620,183	0.18

Peru (Cost $34,278,787)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	9,670,000	2,926,005	0.20
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,661,387	0.12
Peru (Rep of), 7.350%, 07/21/2025		4,775,000	5,947,310	0.41
Peru (Rep of), 5.940%, 02/12/2029(4)	PEN	6,985,000	2,230,922	0.15
Peru (Rep of), 6.150%, 08/12/2032(4)	PEN	2,105,000	670,269	0.05
Peru (Rep of), 8.750%, 11/21/2033		4,516,000	6,999,800	0.48
Peru (Rep of), 6.900%, 08/12/2037	PEN	16,829,000	5,677,824	0.39
Peru (Rep of), 5.625%, 11/18/2050		5,983,000	7,643,283	0.53
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,718,000	1,814,208	0.13
			35,571,008	2.46

Philippines (Cost $21,701,619)
Development Bank of the Philippines, 5.500%, 03/25/2021		1,760,000	1,834,731	0.13
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	210,026	0.01
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	646,144	0.04
Philippines (Rep of), 10.625%, 03/16/2025		1,407,000	1,993,768	0.14
Philippines (Rep of), 9.500%, 02/02/2030		3,470,000	5,332,363	0.37
Philippines (Rep of), 7.750%, 01/14/2031		2,840,000	3,984,889	0.28
Philippines (Rep of), 6.375%, 10/23/2034		2,329,000	3,078,435	0.21
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	315,184	0.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines (continued)
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		3,470,000	$4,185,816	0.29
			21,581,356	1.49
Qatar (Cost $11,694,331)
Qatar (Rep of), 4.000%, 03/14/2029(4)		3,320,000	3,456,439	0.24
Qatar (Rep of), 5.103%, 04/23/2048		4,225,000	4,716,156	0.32
Qatar (Rep of), 4.817%, 03/14/2049(4)		4,043,000	4,341,171	0.30
			12,513,766	0.86
Romania (Cost $6,551,210)
Romania (Rep of), 4.375%, 08/22/2023		5,706,000	5,927,998	0.41
Romania (Rep of), 6.125%, 01/22/2044		530,000	613,157	0.04
			6,541,155	0.45
Russian Federation (Cost $39,015,045)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(4)		1,071,532	814,364	0.06
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	585,143,000	9,048,251	0.62
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,141,656	0.08
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	4,973,498	0.34
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,801,484	0.26
Russian Federal Bond - OFZ, 8.500%, 09/17/2031(11)	RUB	200,643,000	3,199,923	0.22
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	93,952,000	1,398,478	0.10
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,400,000	1,408,190	0.10
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,200,000	3,216,960	0.22
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		3,800,000	3,937,750	0.27
Russian Railways Via RZD Capital PLC, 5.700%, 04/05/2022		1,472,000	1,538,255	0.11
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		2,780,000	2,858,363	0.20
			37,337,172	2.58
Saudi Arabia (Cost $9,644,373)
Saudi (Rep of), 4.375%, 04/16/2029		3,100,000	3,251,621	0.23
Saudi (Rep of), 5.000%, 04/17/2049		1,020,000	1,077,883	0.07
Saudi (Rep of), 5.250%, 01/16/2050		2,400,000	2,604,250	0.18
Saudi Arabian Oil Co., 4.250%, 04/16/2039(4)		3,275,000	3,202,324	0.22
			10,136,078	0.70
Senegal (Cost $4,510,018)
Senegal (Rep of), 6.250%, 05/23/2033		2,369,000	2,280,646	0.16
Senegal (Rep of), 6.750%, 03/13/2048		2,257,000	2,076,440	0.14
			4,357,086	0.30
South Africa (Cost $82,410,434)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		650,000	644,150	0.05
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		2,947,000	2,953,778	0.20
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		5,628,000	5,687,454	0.39
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		900,000	973,260	0.07

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 5.875%, 05/30/2022		2,049,000	$2,156,573	0.15
South Africa (Rep of), 4.875%, 04/14/2026		2,960,000	2,931,081	0.20
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	45,466,000	3,513,961	0.24
South Africa (Rep of), 4.300%, 10/12/2028		6,519,000	6,078,902	0.42
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	55,284,000	3,568,637	0.25
South Africa (Rep of), 5.875%, 06/22/2030		2,697,000	2,754,398	0.19
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	154,657,346	9,078,348	0.63
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	56,129,000	3,597,836	0.25
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	110,450,000	7,262,105	0.50
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	15,490,000	785,470	0.05
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	15,610,660	981,938	0.07
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	2,477,720	0.17
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	97,091,000	4,805,343	0.33
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	93,097,000	5,870,044	0.41
South Africa (Rep of), 5.000%, 10/12/2046		2,701,000	2,376,848	0.17
South Africa (Rep of), 5.650%, 09/27/2047		4,010,000	3,757,386	0.26
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	5,788,261	0.40
			78,043,493	5.40

Sri Lanka (Cost $6,685,592)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,251,000	1,233,143	0.09
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,150,000	2,030,686	0.14
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	577,867	0.04
Sri Lanka (Rep of), 7.850%, 03/14/2029(4)		2,865,000	2,946,079	0.20
			6,787,775	0.47

Suriname (Cost $2,098,398)
Suriname (Rep of), 9.250%, 10/26/2026		2,077,000	2,022,375	0.14
			2,022,375	0.14

Thailand (Cost $26,728,307)
Thailand (Rep of), 1.875%, 06/17/2022	THB	357,785,000	11,192,848	0.77
Thailand (Rep of), 2.000%, 12/17/2022	THB	8,000	251	—
Thailand (Rep of), 2.400%, 12/17/2023	THB	87,140,000	2,764,299	0.19
Thailand (Rep of), 2.125%, 12/17/2026	THB	40,383,000	1,243,016	0.09
Thailand (Rep of), 2.875%, 12/17/2028	THB	37,940,000	1,229,443	0.09
Thailand (Rep of), 4.875%, 06/22/2029	THB	18,680,000	702,432	0.05
Thailand (Rep of), 3.775%, 06/25/2032	THB	114,016,000	3,929,582	0.27
Thailand (Rep of), 3.400%, 06/17/2036	THB	75,197,000	2,489,050	0.17
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	2,576,438	0.18
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	142,327	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	42,050,000	1,303,936	0.09
			27,573,622	1.91

Turkey (Cost $24,781,457)
Turkey (Rep of), 7.000%, 06/05/2020		1,047,000	1,056,377	0.07
Turkey (Rep of), 5.625%, 03/30/2021		670,000	660,266	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,939,300	$950,380	0.07
Turkey (Rep of), 10.700%, 08/17/2022	TRY	18,080,000	2,211,936	0.15
Turkey (Rep of), 6.250%, 09/26/2022		1,380,000	1,346,770	0.09
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,138,132	0.08
Turkey (Rep of), 5.750%, 03/22/2024		1,770,000	1,656,012	0.11
Turkey (Rep of), 7.375%, 02/05/2025		2,264,000	2,240,233	0.16
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	161,893	0.01
Turkey (Rep of), 6.000%, 03/25/2027		1,090,000	981,109	0.07
Turkey (Rep of), 6.125%, 10/24/2028		2,140,000	1,917,718	0.13
Turkey (Rep of), 6.875%, 03/17/2036		730,000	653,350	0.05
Turkey (Rep of), 6.750%, 05/30/2040		1,177,000	1,029,369	0.07
Turkey (Rep of), 6.000%, 01/14/2041		765,000	620,320	0.04
Turkey (Rep of), 4.875%, 04/16/2043		3,048,000	2,240,280	0.16
Turkey (Rep of), 5.750%, 05/11/2047		2,095,000	1,641,956	0.11
			20,506,101	1.42

Ukraine (Cost $50,779,206)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(6)		6,422,000	6,259,909	0.43
Metinvest B.V., 7.750%, 04/23/2023		12,485,000	12,223,389	0.85
Metinvest B.V., 8.500%, 04/23/2026		3,205,000	3,147,310	0.22
Ukraine (Rep of), 7.750%, 09/01/2022		902,000	885,227	0.06
Ukraine (Rep of), 7.750%, 09/01/2023		2,812,000	2,714,142	0.19
Ukraine (Rep of), 8.994%, 02/01/2024		1,491,000	1,485,961	0.10
Ukraine (Rep of), 7.750%, 09/01/2024		1,108,000	1,058,162	0.07
Ukraine (Rep of), 7.750%, 09/01/2025		5,220,000	4,910,130	0.34
Ukraine (Rep of), 7.750%, 09/01/2026		3,334,000	3,103,287	0.22
Ukraine (Rep of), 7.750%, 09/01/2027		2,057,000	1,894,723	0.13
Ukraine (Rep of), 9.750%, 11/01/2028		2,840,000	2,900,378	0.20
Ukraine (Rep of), 7.375%, 09/25/2032		8,390,000	7,392,093	0.51
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		805,000	807,174	0.06
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,650,000	1,656,980	0.11
			50,438,865	3.49

Uruguay (Cost $14,757,773)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	11,881,000	339,478	0.02
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	19,801,000	486,244	0.03
Uruguay (Rep of), 7.875%, 01/15/2033		2,656,000	3,632,080	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		1,924,000	2,616,640	0.18
Uruguay (Rep of), 4.125%, 11/20/2045		1,714,235	1,643,952	0.12
Uruguay (Rep of), 5.100%, 06/18/2050		1,666,000	1,749,300	0.12
Uruguay (Rep of), 4.975%, 04/20/2055		4,590,974	4,728,703	0.33
			15,196,397	1.05

Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	24,868,500	1.72
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(7)		3,789,076	983,000	0.07

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 12.750%, 02/17/2022(7)		1,695,000	$452,853	0.03
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(7)		1,590,000	333,900	0.02
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(7)		5,253,147	1,464,998	0.10
Venezuela (Rep of), 7.750%, 10/13/2019(7)		1,638,000	462,735	0.03
Venezuela (Rep of), 12.750%, 08/23/2022(7)		3,246,000	949,455	0.07
Venezuela (Rep of), 9.000%, 05/07/2023(7)		1,407,000	411,548	0.03
Venezuela (Rep of), 8.250%, 10/13/2024(7)		3,213,200	931,828	0.06
Venezuela (Rep of), 11.750%, 10/21/2026(7)		12,976,000	3,957,680	0.27
Venezuela (Rep of), 9.250%, 09/15/2027(7)		3,647,000	1,130,570	0.08
Venezuela (Rep of), 9.250%, 05/07/2028(7)		2,317,000	666,137	0.05
Venezuela (Rep of), 11.950%, 08/05/2031(7)		21,478,800	6,443,640	0.45
			43,056,844	2.98

Vietnam (Cost $6,691,727)
Vietnam (Rep of), 6.750%, 01/29/2020		3,610,000	3,699,347	0.26
Vietnam (Rep of), 4.800%, 11/19/2024		2,911,000	3,053,159	0.21
			6,752,506	0.47

Zambia (Cost $6,205,086)
Zambia (Rep of), 5.375%, 09/20/2022(4)		250,000	171,250	0.01
Zambia (Rep of), 8.500%, 04/14/2024		1,290,000	896,013	0.06
Zambia (Rep of), 8.970%, 07/30/2027		5,075,000	3,515,453	0.25
			4,582,716	0.32

Total Debt Securities (Cost $1,334,005,144)			1,305,720,481	90.31

Bank Loans

United Arab Emirates (Cost $19,159,883)
DP World Ltd., 4.250%, 09/30/2022(12)		15,861,608	14,671,988	1.02
DP World Ltd., 5.250%, 09/30/2022(12)		5,341,742	4,941,111	0.34
			19,613,099	1.36

Total Bank Loans (Cost $19,159,883)			19,613,099	1.36

Credit Linked Notes

Indonesia (Cost $4,485,071)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021(4)	IDR	1,840,000,000	144,068	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(4)	IDR	6,958,000,000	508,946	0.03
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(4)	IDR	5,702,000,000	413,938	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025(4)	IDR	3,602,000,000	294,560	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(4)	IDR	10,298,000,000	693,965	0.05
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029(4)	IDR	11,300,000,000	850,470	0.06

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(4)	IDR	8,356,000,000	$692,290	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(4)	IDR	13,035,000,000	925,033	0.06
			4,523,270	0.31

Total Credit Linked Notes (Cost $4,485,071)			4,523,270	0.31

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Mongolia (Cost $1,170,643)
Mongolian Mining Corp., *	HKD	6,813,061	$128,039	0.01
			128,039	0.01

Niger (Cost $265,038)
Savannah Petroleum PLC, *	GBP	682,262	191,677	0.01
			191,677	0.01

Russian Federation (Cost $130,309)
Roust Corp., *(12)		8,407	16,814	—
			16,814	—

Total Equity Securities (Cost $1,565,990)			336,530	0.02

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75, *(9)	MXN	63,823	$—	—
			—	—
Total Warrants (Cost $—)			—	—

Total Investments in Securities (Cost $1,359,216,088)			1,330,193,380	92.00

Total Investments (Total Cost $1,359,216,088)			1,330,193,380	92.00
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			115,614,903	8.00

Net Assets			$1,445,808,283	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Step coupon bond. Rate as of April 30, 2019 is disclosed.

(3)	Zero coupon bond.

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(6)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(7)	Issuer has defaulted on terms of debt obligation.

(8)	Maturity has been extended under the terms of a plan of reorganization.

(9)	Security has been deemed worthless and is a Level 3 investment.

(10)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

(11)	When issued security. Coupon rate was not in effect at April 30, 2019.

(12)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2019, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2019	BNP Paribas	United States Dollar	2,174,980	Brazilian Real	8,495,472	$8,888
05/03/2019	Merrill Lynch	United States Dollar	1,198,045	Brazilian Real	4,668,603	7,691
05/03/2019	Merrill Lynch	United States Dollar	2,759,030	Brazilian Real	10,808,243	3,251
05/31/2019	Barclays	Indian Rupee	266,193,585	United States Dollar	3,759,000	47,266
05/31/2019	UBS	Indian Rupee	196,885,575	United States Dollar	2,785,000	30,240
05/31/2019	HSBC Bank	Russian Ruble	1,412,195,829	United States Dollar	21,379,091	399,079
06/04/2019	HSBC Bank	United States Dollar	9,112,515	Brazilian Real	35,556,122	69,903
06/28/2019	ANZ	Philippine Peso	285,823,839	United States Dollar	5,437,014	59,493
06/28/2019	Goldman Sachs	Thai Baht	326,880,000	United States Dollar	10,227,785	25,109
06/28/2019	Barclays	United States Dollar	352,145	Indonesian Rupiah	5,027,921,860	1,382
06/28/2019	JP Morgan	United States Dollar	2,722,079	Indonesian Rupiah	38,972,000,000	3,275
06/28/2019	UBS	United States Dollar	3,826,093	Indonesian Rupiah	54,782,000,000	4,336
06/28/2019	BNP Paribas	United States Dollar	520,000	Russian Ruble	33,577,606	4,321
07/31/2019	Merrill Lynch	Mexican Peso	474,972,258	United States Dollar	24,659,408	12,018
07/31/2019	Merrill Lynch	Polish Zloty	11,194,369	United States Dollar	2,907,345	30,214
07/31/2019	BNP Paribas	United States Dollar	26,639,616	Chilean Peso	17,685,508,303	537,610
07/31/2019	Morgan Stanley	United States Dollar	525,000	Chilean Peso	346,463,250	13,656
07/31/2019	BNP Paribas	United States Dollar	525,000	Romanian Leu	2,224,482	2,136
07/31/2019	HSBC Bank	United States Dollar	870,109	Russian Ruble	56,752,434	3,742
07/31/2019	HSBC Bank	United States Dollar	933,645	Russian Ruble	61,028,190	2,006
07/31/2019	HSBC Bank	United States Dollar	4,035,406	South African Rand	57,532,213	59,262

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

12/03/2019	BNP Paribas	United States Dollar	14,948,507	Brazilian Real	59,303,717	$94,680
04/29/2020	Merrill Lynch	Ukraine Hryvnia	9,158,983	United States Dollar	307,400	39,617

Subtotal Appreciation						1,459,175

05/03/2019	HSBC Bank	Brazilian Real	35,556,122	United States Dollar	9,133,348	$(67,598)
05/03/2019	Deutsche Bank	United States Dollar	2,942,180	Brazilian Real	11,583,804	(11,344)
05/15/2019	BNP Paribas	Argentine Peso	45,147,000	United States Dollar	1,010,000	(13,349)
05/28/2019	JP Morgan	Argentine Peso	91,884,000	United States Dollar	2,015,000	(24,419)
05/31/2019	BNP Paribas	Chinese Offshore Yuan	92,560,138	United States Dollar	13,778,956	(37,772)
05/31/2019	HSBC Bank	Chinese Offshore Yuan	3,893,915	United States Dollar	579,012	(934)
05/31/2019	Merrill Lynch	Czech Koruna	292,033,743	United States Dollar	12,977,980	(188,741)
05/31/2019	HSBC Bank	Hungarian Forint	2,632,773,151	United States Dollar	9,476,884	(339,995)
05/31/2019	HSBC Bank	Indian Rupee	352,404,789	United States Dollar	5,053,123	(14,134)
05/31/2019	Deutsche Bank	Malaysian Ringgit	6,704,780	United States Dollar	1,639,431	(18,774)
05/31/2019	BNP Paribas	Polish Zloty	212,393	United States Dollar	56,222	(590)
05/31/2019	Deutsche Bank	Polish Zloty	62,161,713	United States Dollar	16,327,688	(45,599)
05/31/2019	HSBC Bank	Polish Zloty	64,698,926	United States Dollar	17,006,789	(60,125)
05/31/2019	BNP Paribas	Romanian Leu	21,603,038	United States Dollar	5,131,851	(43,687)
05/31/2019	BNP Paribas	South African Rand	2,591,407	United States Dollar	183,537	(3,067)
05/31/2019	JP Morgan	Turkish Lira	1,119,560	United States Dollar	196,728	(12,857)
05/31/2019	Merrill Lynch	Turkish Lira	3,464,953	United States Dollar	590,000	(20,934)
05/31/2019	Deutsche Bank	United States Dollar	3,606,000	Indian Rupee	260,612,832	(120,468)
05/31/2019	Goldman Sachs	United States Dollar	3,605,000	Indian Rupee	259,920,500	(111,568)
05/31/2019	BNP Paribas	United States Dollar	1,489,000	Indonesian Rupiah	21,474,358,000	(14,613)
05/31/2019	BNP Paribas	United States Dollar	2,475,000	Indonesian Rupiah	35,615,250,000	(18,744)
05/31/2019	BNP Paribas	United States Dollar	2,210,000	Indonesian Rupiah	31,846,100,000	(19,832)
05/31/2019	Goldman Sachs	United States Dollar	2,515,408	Indonesian Rupiah	35,998,000,000	(5,136)
05/31/2019	Goldman Sachs	United States Dollar	1,655,995	Indonesian Rupiah	23,781,744,626	(9,179)
05/31/2019	JP Morgan	United States Dollar	1,635,735	Indonesian Rupiah	23,510,418,724	(10,441)
05/31/2019	Morgan Stanley	United States Dollar	883,600	Indonesian Rupiah	12,738,861,200	(8,362)
05/31/2019	Standard Chartered	United States Dollar	2,230,069	Indonesian Rupiah	32,113,000,000	(18,451)
05/31/2019	Deutsche Bank	United States Dollar	2,113,179	South African Rand	30,720,129	(26,218)
06/04/2019	JP Morgan	United States Dollar	580,000	Brazilian Real	2,282,648	(522)
06/28/2019	ANZ	Chinese Yuan Renminbi	113,632,199	United States Dollar	16,890,702	(16,888)
06/28/2019	BNP Paribas	Chinese Yuan Renminbi	113,576,000	United States Dollar	16,887,871	(22,403)
06/28/2019	Merrill Lynch	Hungarian Forint	2,632,773,150	United States Dollar	9,607,697	(451,583)
06/28/2019	ANZ	Korean Won	1,608,860,000	United States Dollar	1,420,000	(35,547)
06/28/2019	Goldman Sachs	Korean Won	36,761,670,623	United States Dollar	32,424,847	(790,768)
06/28/2019	BNP Paribas	Polish Zloty	29,982,550	United States Dollar	7,917,648	(57,213)
06/28/2019	JP Morgan	Polish Zloty	29,982,550	United States Dollar	7,921,037	(60,601)
06/28/2019	JP Morgan	Romanian Leu	18,194,496	United States Dollar	4,320,194	(38,054)
06/28/2019	HSBC Bank	Russian Ruble	18,539,000	United States Dollar	285,128	(409)
06/28/2019	HSBC Bank	Russian Ruble	218,763,504	United States Dollar	3,388,819	(29,086)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/28/2019	Goldman Sachs	Singapore Dollar	547,155	United States Dollar	405,000	$(2,311)
06/28/2019	HSBC Bank	Singapore Dollar	33,601,704	United States Dollar	24,843,776	(113,953)
06/28/2019	Goldman Sachs	Taiwan Dollar	608,835,596	United States Dollar	19,822,093	(92,646)
06/28/2019	Barclays	Thai Baht	168,951,631	United States Dollar	5,315,284	(15,960)
07/31/2019	Credit Suisse	Colombian Peso	9,958,550,000	United States Dollar	3,076,000	(10,280)
07/31/2019	Credit Suisse	Colombian Peso	20,674,170,256	United States Dollar	6,512,268	(147,766)
07/31/2019	Merrill Lynch	Czech Koruna	104,443,308	United States Dollar	4,591,520	(9,896)
07/31/2019	Standard Chartered	Czech Koruna	233,167,537	United States Dollar	10,280,121	(51,740)
07/31/2019	BNP Paribas	Hungarian Forint	2,247,825,591	United States Dollar	8,007,786	(171,900)
07/31/2019	HSBC Bank	Hungarian Forint	166,984,608	United States Dollar	595,000	(12,894)
07/31/2019	Barclays	Israeli Shekel	18,344,843	United States Dollar	5,171,567	(40,328)
07/31/2019	HSBC Bank	Mexican Peso	58,623,942	United States Dollar	3,065,000	(19,904)
07/31/2019	Goldman Sachs	Peruvian Nuevo Sol	3,095,821	United States Dollar	934,503	(2,060)
07/31/2019	JP Morgan	Peruvian Nuevo Sol	2,183,610	United States Dollar	660,000	(2,310)
07/31/2019	BNP Paribas	Polish Zloty	4,994,097	United States Dollar	1,325,000	(14,479)
07/31/2019	Standard Chartered	Polish Zloty	11,194,369	United States Dollar	2,950,250	(12,690)
07/31/2019	BNP Paribas	Romanian Leu	23,044,071	United States Dollar	5,442,624	(26,125)
07/31/2019	Barclays	Turkish Lira	129,003,404	United States Dollar	20,820,097	(424,996)
07/31/2019	BNP Paribas	United States Dollar	530,000	Mexican Peso	10,208,966	(283)

Subtotal Depreciation						(3,942,526)

Total						$(2,483,351)

At April 30, 2019, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index		Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
2.069%	PRIBOR Czech Republic 6 Month Rate	CZK	292,400,000	9/19/2023	$ (92,736)	—	$ 21,049	ING Capital Markets
6.660%	India Overnight Mumbai Interbank 6 Month Rate	INR	1,100,000,000	12/13/2023	(175,022)	—	(13,571)	HSBC Bank
8.255%	MXN-TIIE-BANXICO 28 Day Rate	MXN	189,000,000	12/6/2028	(86,169)	—	(14,128)	Banco Bilbao Vizcaya Argentaria SA
8.410%	MXN-TIIE-BANXICO 28 Day Rate	MXN	184,000,000	12/6/2028	(189,137)	—	(14,167)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156%	MXN	854,000,000	12/13/2023	495,834	—	29,757	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400%	PLN	13,970,000	3/26/2023	$ 43,320	—	$ (9,669)	Merrill Lynch

					$ (3,910)		$ (729)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$226,389,341	$—	$226,389,341
Financial Certificates	—	3,169,684	—	3,169,684
Government Agencies	—	40,472,256	—	40,472,256
Government Bonds	—	1,029,003,966	—	1,029,003,966
Index Linked Government Bonds	—	4,948,397	—	4,948,397
Municipal Bonds	—	1,736,837	—	1,736,837

Total Debt Securities	—	1,305,720,481	—	1,305,720,481
Bank Loans
United Arab Emirates	—	—	19,613,099	19,613,099
Credit Linked Notes
Indonesia	—	4,523,270	—	4,523,270
Equity Securities
Common Stock
Mongolia	—	128,039	—	128,039
Niger	—	191,677	—	191,677
Russian Federation	—	—	16,814	16,814

Total Common Stock	—	319,716	16,814	336,530

Total Investments	$—	$1,310,563,467	$19,629,913	$1,330,193,380

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,459,175	$—	$1,459,175
Centrally Cleared Swap Contracts	—	539,154	—	539,154
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,942,526)	—	(3,942,526)
Centrally Cleared Swap Contracts	—	(543,064)	—	(543,064)

Total Other Financial Instruments	$—	$(2,487,261)	$—	$(2,487,261)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2019

Investments, at value

Bank Loans

United Arab Emirates	$12,099,283	$226,483	$7,680,109	$(25,490)	$4,140	$(371,426)	$—	$—	$19,613,099	$(371,426)

Common Stock

Russian Federation	16,814	—	—	—	—	—	—	—	16,814	—

Total	$12,116,097	$226,483	$7,680,109	$(25,490)	$4,140	$(371,426)	$—	$—	$19,629,913	$(371,426)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2019	Valuation Technique	Unobservable Input

Bank Loans	$19,613,099	Broker Quote	Inputs to broker model
Common Stock	16,814	Broker Quote	Inputs to broker model

Total	$19,629,913

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2019:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$ —	$ 539,154	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,459,175	—

	$ 1,459,175	$ 539,154

Liabilities:
Unrealized Depreciation on Centrally Cleared Swap Contracts	$ —	$(543,064	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(3,942,526)	—

	$(3,942,526)	$(543,064)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.Assets:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$9,441,059	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(103,900)

	$9,441,059	$(103,900)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(4,808,514)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	544,735

	$(4,808,514)	$544,735

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $982,798)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 48.199%, 03/01/2020	ARS	1,747,700	$36,245	0.05
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 50.458%, 04/03/2022	ARS	3,021,979	58,033	0.08
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 70.208%, 06/21/2020	ARS	5,846,512	132,142	0.19
Argentina Treasury Bill, 0.000%, 07/31/2020(2)	ARS	3,723,833	73,058	0.11
Autonomous City of Buenos Aires Argentina, (Floating, 3.250% - Argentina Deposit Rates Badlar Private Banks 30-35 Days), 42.415%, 03/29/2024	ARS	5,013,699	84,358	0.12
Provincia de Buenos Aires, (Floating, 3.750% - Argentina Deposit Rates Badlar Private Banks 30-35 Days), 45.741%, 04/12/2025(3)	ARS	5,801,000	95,978	0.14
			479,814	0.69
Brazil (Cost $12,366,131)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2020(2)	BRL	2,890,000	683,155	0.98
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(2)	BRL	12,981,000	2,830,272	4.06
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(2)	BRL	1,670,000	348,389	0.50
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	11,829,000	3,182,474	4.56
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	8,232,000	2,223,114	3.18
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	8,309,000	2,243,370	3.21
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	1,380,000	374,282	0.54
			11,885,056	17.03
Chile (Cost $3,494,512)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	9,000	378,760	0.54
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	940,000,000	1,417,414	2.03
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	CLP	105,000,000	160,390	0.23
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	840,000,000	1,353,948	1.94
			3,310,512	4.74
Colombia (Cost $2,894,360)
Colombian TES, 4.750%, 02/23/2023	COP	16,168,000	1,441,086	2.07
Colombian TES, 7.750%, 09/18/2030	COP	1,380,200,000	456,833	0.65
Colombian TES, 7.000%, 06/30/2032	COP	1,698,800,000	525,297	0.75

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 7.250%, 10/18/2034	COP	1,298,600,000	$411,444	0.59
			2,834,660	4.06
Egypt (Cost $722,319)
Egypt Treasury Bills, 0.000%, 07/16/2019(2)	EGP	3,050,000	171,670	0.25
Egypt Treasury Bills, 0.000%, 07/30/2019(2)	EGP	1,500,000	83,849	0.12
Egypt Treasury Bills, 0.000%, 08/13/2019(2)	EGP	2,150,000	119,428	0.17
Egypt Treasury Bills, 0.000%, 10/22/2019(2)	EGP	7,025,000	378,404	0.54
			753,351	1.08
Hungary (Cost $1,074,622)
Hungary (Rep of), 1.750%, 10/26/2022	HUF	36,590,000	127,944	0.18
Hungary (Rep of), 3.000%, 06/26/2024	HUF	123,890,000	449,096	0.65
Hungary (Rep of), 5.500%, 06/24/2025	HUF	126,790,000	517,384	0.74
			1,094,424	1.57
India (Cost $2,989,136)
India (Rep of), 7.370%, 04/16/2023	INR	77,480,000	1,121,592	1.61
India (Rep of), 7.720%, 05/25/2025	INR	104,220,000	1,515,641	2.17
India (Rep of), 7.590%, 01/11/2026	INR	15,000,000	216,847	0.31
			2,854,080	4.09
Indonesia (Cost $6,717,035)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	10,905,000,000	786,463	1.13
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	4,423,000,000	293,007	0.42
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,502,000,000	109,865	0.16
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	8,969,000,000	650,470	0.93
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	4,076,000,000	274,675	0.39
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	14,615,000,000	912,331	1.31
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	12,054,000,000	907,218	1.30
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,401,000,000	318,290	0.46
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	4,227,000,000	311,619	0.45
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	1,243,000,000	82,101	0.12
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	10,238,000,000	620,538	0.89
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	8,706,000,000	617,824	0.88
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	4,313,000,000	300,584	0.43
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	1,651,000,000	106,955	0.15
			6,291,940	9.02
Malaysia (Cost $2,532,114)
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	1,605,000	388,861	0.56
Malaysia (Rep of), 3.620%, 11/30/2021	MYR	1,500,000	364,469	0.52
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	1,390,000	340,284	0.49
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	4,000	964	—
Malaysia (Rep of), 3.795%, 09/30/2022	MYR	2,000	487	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	1,271,000	309,067	0.44
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	1,259,000	310,801	0.45

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,800,000	$439,130	0.63
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	365,000	90,813	0.13
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	310,000	78,262	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	227,000	55,537	0.08
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	156,000	36,371	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	458,000	116,672	0.17
			2,531,718	3.63
Mexico (Cost $2,868,521)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	3,620,000	170,001	0.24
Mexican Bonos, 10.000%, 12/05/2024	MXN	30,330,000	1,747,782	2.50
Mexican Bonos, 7.500%, 06/03/2027	MXN	8,500,000	432,350	0.62
Mexican Bonos, 8.500%, 05/31/2029	MXN	3,330,000	179,829	0.26
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	6,270,000	278,265	0.40
			2,808,227	4.02
Peru (Cost $2,128,531)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	990,000	319,995	0.46
Peru (Rep of), 5.940%, 02/12/2029(3)	PEN	1,031,000	329,288	0.47
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,404,000	478,975	0.68
Peru (Rep of), 6.150%, 08/12/2032(3)	PEN	697,000	221,937	0.32
Peru (Rep of), 6.900%, 08/12/2037	PEN	2,643,000	891,704	1.28
			2,241,899	3.21
Philippines (Cost $455,898)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	10,000,000	190,933	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	184,613	0.27
			375,546	0.54
Poland (Cost $1,057,073)
Poland (Rep of), 2.750%, 08/25/2023	PLN	324,000	114,522	0.16
Poland (Rep of), 3.250%, 07/25/2025	PLN	2,950,000	801,293	1.15
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	144,994	0.21
			1,060,809	1.52
Romania (Cost $151,547)
Romania (Rep of), 5.800%, 07/26/2027	RON	550,000	137,899	0.20
			137,899	0.20
Russian Federation (Cost $4,450,050)
Russian Federal Bond - OFZ, 7.600%, 04/14/2021	RUB	4,266,000	66,083	0.09
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	54,899,000	848,921	1.22
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	10,223,000	156,769	0.22
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	162,090	0.23
Russian Federal Bond - OFZ, 6.500%, 02/28/2024	RUB	18,782,000	276,204	0.40
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	23,218,000	348,656	0.50
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	58,967,000	905,159	1.30
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	12,985,000	190,089	0.27

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 8.500%, 09/17/2031(4)	RUB	42,734,000	$681,536	0.98
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	31,619,000	470,650	0.67
			4,106,157	5.88
South Africa (Cost $9,403,069)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	12,774,000	894,135	1.28
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	23,103,000	1,785,577	2.56
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	15,679,000	1,012,095	1.45
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	19,838,000	1,164,486	1.67
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	6,796,000	435,620	0.62
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	540,000	27,382	0.04
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	8,754,000	550,642	0.79
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	8,827,750	574,170	0.82
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	5,624,000	278,350	0.40
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	12,914,000	814,266	1.17
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	13,817,000	874,320	1.25
			8,411,043	12.05
Thailand (Cost $3,343,211)
Thailand (Rep of), 3.625%, 06/16/2023	THB	2,174,000	72,305	0.10
Thailand (Rep of), 2.400%, 12/17/2023	THB	8,950,000	283,916	0.41
Thailand (Rep of), 3.850%, 12/12/2025	THB	3,589,000	123,077	0.18
Thailand (Rep of), 2.125%, 12/17/2026	THB	8,587,000	264,314	0.38
Thailand (Rep of), 2.875%, 12/17/2028	THB	7,967,000	258,170	0.37
Thailand (Rep of), 4.875%, 06/22/2029	THB	5,788,000	217,649	0.31
Thailand (Rep of), 3.650%, 06/20/2031	THB	2,833,000	96,982	0.14
Thailand (Rep of), 3.775%, 06/25/2032	THB	22,069,000	760,612	1.09
Thailand (Rep of), 3.400%, 06/17/2036	THB	18,014,000	596,271	0.85
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,462,000	241,817	0.35
Thailand (Rep of), 2.875%, 06/17/2046	THB	11,723,000	343,737	0.49
Thailand (Rep of), 3.600%, 06/17/2067	THB	5,100,000	158,147	0.23
			3,416,997	4.90
Turkey (Cost $2,305,005)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	644,810	208,490	0.30
Turkey (Rep of), 11.000%, 03/02/2022	TRY	1,390,000	175,567	0.25
Turkey (Rep of), 8.000%, 03/12/2025	TRY	740,000	74,411	0.11
Turkey (Rep of), 10.600%, 02/11/2026	TRY	3,432,519	390,026	0.56
Turkey (Rep of), 11.000%, 02/24/2027	TRY	465,000	51,831	0.07
Turkey (Rep of), 10.500%, 08/11/2027	TRY	2,090,000	226,972	0.33
			1,127,297	1.62

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay (Cost $171,779)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	3,856,000	$110,178	0.16
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	2,059,000	50,562	0.07
			160,740	0.23
Total Debt Securities (Cost $60,107,711)			55,882,169	80.08
Credit Linked Notes
Indonesia (Cost $1,911,903)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(3)	IDR	2,600,000,000	190,178	0.27
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(3)	IDR	9,817,000,000	712,667	1.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(3)	IDR	6,950,000,000	468,349	0.67
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(3)	IDR	1,064,000,000	88,152	0.13
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(3)	IDR	4,693,000,000	333,040	0.48
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036(3)	IDR	2,022,000,000	140,918	0.20
			1,933,304	2.77
Total Credit Linked Notes (Cost $1,911,903)			1,933,304	2.77
Total Investments in Securities (Cost $62,019,614)			57,815,473	82.85
Total Investments (Total Cost $62,019,614)			57,815,473	82.85
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			11,969,832	17.15
Net Assets			$69,785,305	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Zero coupon bond.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(4)	When issued security. Coupon rate was not in effect at April 30, 2019.

Percentages shown are based on net assets.

At April 30, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/02/2019	Barclays	Indian Rupee	59,300,000	United States Dollar	851,033	$1,545
05/03/2019	BNP Paribas	United States Dollar	389,940	Brazilian Real	1,523,106	1,594

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2019	JP Morgan	United States Dollar	350,000	Brazilian Real	1,355,151	$4,477
05/03/2019	Merrill Lynch	United States Dollar	232,970	Brazilian Real	912,638	274
05/15/2019	BNP Paribas	United States Dollar	226,728	Argentine Peso	9,828,640	9,754
05/31/2019	Barclays	Indian Rupee	27,759,480	United States Dollar	392,000	4,929
05/31/2019	Citibank	Indian Rupee	2,457,700	United States Dollar	35,000	142
05/31/2019	UBS	Indian Rupee	20,572,245	United States Dollar	291,000	3,160
05/31/2019	Deutsche Bank	Malaysian Ringgit	82,788	United States Dollar	20,000	11
05/31/2019	HSBC Bank	Russian Ruble	58,798,985	United States Dollar	890,152	16,616
05/31/2019	HSBC Bank	United States Dollar	1,677,660	Indian Rupee	117,000,000	4,693
06/04/2019	Citibank	Brazilian Real	295,725	United States Dollar	75,000	209
06/04/2019	HSBC Bank	United States Dollar	1,020,274	Brazilian Real	3,981,008	7,827
06/28/2019	Citibank	Indonesian Rupiah	360,075,000	United States Dollar	25,000	120
06/28/2019	Citibank	Thai Baht	800,250	United States Dollar	25,000	101
06/28/2019	Goldman Sachs	Thai Baht	46,830,000	United States Dollar	1,465,269	3,597
06/28/2019	Deutsche Bank	United States Dollar	359,023	Indian Rupee	25,214,162	22
06/28/2019	Barclays	United States Dollar	85,538	Indonesian Rupiah	1,221,309,910	336
06/28/2019	JP Morgan	United States Dollar	366,767	Indonesian Rupiah	5,251,000,000	441
06/28/2019	UBS	United States Dollar	515,575	Indonesian Rupiah	7,382,000,000	584
07/31/2019	Citibank	Czech Koruna	1,262,366	United States Dollar	55,000	376
07/31/2019	Citibank	Hungarian Forint	14,393,750	United States Dollar	50,000	176
07/31/2019	HSBC Bank	Mexican Peso	5,793,639	United States Dollar	298,602	2,337
07/31/2019	Merrill Lynch	Mexican Peso	39,017,931	United States Dollar	2,025,716	987
07/31/2019	Merrill Lynch	Peruvian Nuevo Sol	133,328	United States Dollar	40,000	158
07/31/2019	Citibank	Polish Zloty	671,240	United States Dollar	175,000	1,143
07/31/2019	Merrill Lynch	Polish Zloty	1,756,758	United States Dollar	456,256	4,742
07/31/2019	Citibank	Romanian Leu	106,839	United States Dollar	25,000	112
07/31/2019	HSBC Bank	Russian Ruble	1,980,350	United States Dollar	30,189	43
07/31/2019	BNP Paribas	United States Dollar	1,157,593	Chilean Peso	768,502,972	23,361
07/31/2019	HSBC Bank	United States Dollar	84,304	Russian Ruble	5,498,673	362
07/31/2019	HSBC Bank	United States Dollar	90,451	Russian Ruble	5,912,405	194
07/31/2019	HSBC Bank	United States Dollar	1,020,420	South African Rand	14,547,986	14,985
12/03/2019	BNP Paribas	United States Dollar	2,333,072	Brazilian Real	9,255,762	14,777

Subtotal Appreciation						124,185

05/03/2019	HSBC Bank	Brazilian Real	3,981,008	United States Dollar	1,022,607	$(7,569)
05/03/2019	Merrill Lynch	Brazilian Real	788,033	United States Dollar	202,223	(1,298)
05/03/2019	Deutsche Bank	United States Dollar	248,440	Brazilian Real	978,146	(958)
05/15/2019	BNP Paribas	Argentine Peso	6,928,500	United States Dollar	155,000	(2,049)
05/28/2019	JP Morgan	Argentine Peso	9,120,000	United States Dollar	200,000	(2,424)
05/31/2019	BNP Paribas	Chinese Offshore Yuan	9,210,619	United States Dollar	1,371,138	(3,759)
05/31/2019	HSBC Bank	Chinese Offshore Yuan	183,347	United States Dollar	27,263	(44)
05/31/2019	Merrill Lynch	Czech Koruna	28,483,198	United States Dollar	1,265,793	(18,409)
05/31/2019	HSBC Bank	Hungarian Forint	256,180,733	United States Dollar	922,144	(33,083)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/31/2019	Deutsche Bank	Malaysian Ringgit	822,412	United States Dollar	201,093	$(2,303)
05/31/2019	BNP Paribas	Polish Zloty	59,980	United States Dollar	15,877	(167)
05/31/2019	Deutsche Bank	Polish Zloty	4,403,818	United States Dollar	1,156,727	(3,230)
05/31/2019	HSBC Bank	Polish Zloty	4,583,565	United States Dollar	1,204,838	(4,260)
05/31/2019	BNP Paribas	Romanian Leu	1,565,442	United States Dollar	371,874	(3,166)
05/31/2019	BNP Paribas	South African Rand	292,218	United States Dollar	20,696	(346)
05/31/2019	JP Morgan	Turkish Lira	561,690	United States Dollar	98,700	(6,451)
05/31/2019	Deutsche Bank	United States Dollar	355,000	Indian Rupee	25,656,560	(11,860)
05/31/2019	Goldman Sachs	United States Dollar	354,000	Indian Rupee	25,523,400	(10,956)
05/31/2019	BNP Paribas	United States Dollar	230,000	Indonesian Rupiah	3,314,300,000	(2,064)
05/31/2019	Goldman Sachs	United States Dollar	363,846	Indonesian Rupiah	5,207,000,000	(743)
05/31/2019	Goldman Sachs	United States Dollar	173,924	Indonesian Rupiah	2,497,721,415	(964)
05/31/2019	JP Morgan	United States Dollar	171,796	Indonesian Rupiah	2,469,225,058	(1,097)
05/31/2019	Standard Chartered	United States Dollar	322,639	Indonesian Rupiah	4,646,000,000	(2,669)
05/31/2019	Deutsche Bank	United States Dollar	799,346	South African Rand	11,620,406	(9,917)
06/28/2019	BNP Paribas	Czech Koruna	1,524,159	United States Dollar	67,690	(887)
06/28/2019	Merrill Lynch	Hungarian Forint	256,180,733	United States Dollar	934,872	(43,941)
06/28/2019	BNP Paribas	Polish Zloty	5,893,026	United States Dollar	1,556,202	(11,245)
06/28/2019	JP Morgan	Polish Zloty	5,893,026	United States Dollar	1,556,868	(11,911)
06/28/2019	JP Morgan	Romanian Leu	759,139	United States Dollar	180,254	(1,588)
06/28/2019	HSBC Bank	Russian Ruble	4,457,000	United States Dollar	68,548	(98)
06/28/2019	HSBC Bank	Russian Ruble	21,680,226	United States Dollar	335,844	(2,883)
06/28/2019	Barclays	Thai Baht	25,128,127	United States Dollar	790,541	(2,374)
06/28/2019	JP Morgan	Thai Baht	5,699,360	United States Dollar	179,000	(234)
06/28/2019	Barclays	United States Dollar	843,600	Indian Rupee	59,300,000	(717)
06/28/2019	ANZ	United States Dollar	181,347	Philippine Peso	9,533,426	(1,984)
07/31/2019	Goldman Sachs	Chilean Peso	30,410,655	United States Dollar	45,000	(117)
07/31/2019	Credit Suisse	Colombian Peso	951,825,000	United States Dollar	294,000	(983)
07/31/2019	Credit Suisse	Colombian Peso	5,785,530,022	United States Dollar	1,822,415	(41,351)
07/31/2019	Merrill Lynch	Czech Koruna	17,668,980	United States Dollar	776,761	(1,674)
07/31/2019	Standard Chartered	Czech Koruna	21,726,130	United States Dollar	957,883	(4,821)
07/31/2019	BNP Paribas	Hungarian Forint	220,107,663	United States Dollar	784,124	(16,832)
07/31/2019	Goldman Sachs	Peruvian Nuevo Sol	123,516	United States Dollar	37,285	(82)
07/31/2019	JP Morgan	Peruvian Nuevo Sol	380,478	United States Dollar	115,000	(402)
07/31/2019	Standard Chartered	Polish Zloty	1,756,758	United States Dollar	462,989	(1,992)
07/31/2019	BNP Paribas	Romanian Leu	4,560,816	United States Dollar	1,077,189	(5,170)
07/31/2019	Standard Chartered	Russian Ruble	3,593,772	United States Dollar	55,000	(138)
07/31/2019	Goldman Sachs	South African Rand	505,698	United States Dollar	35,000	(50)
07/31/2019	Barclays	Turkish Lira	7,420,201	United States Dollar	1,197,560	(24,446)
07/31/2019	BNP Paribas	United States Dollar	130,000	Mexican Peso	2,504,086	(69)
04/29/2020	Merrill Lynch	Ukraine Hryvnia	887,891	United States Dollar	29,800	(79)

Subtotal Depreciation						(305,854)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

Total						$(181,669)

At April 30, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty

MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.600% (Receive Quarterly)	MYR	750,000	8/18/2026	$(1,036)	—	$(1,036)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	4/27/2026	7,506	—	7,506	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	9/24/2020	18,747	—	18,747	BNP Paribas

							$25,217

At April 30, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty

Budapest Interbank 6 Month Rate (Pay Semiannually)	1.820% (Receive Annually)	HUF	91,600,000	10/7/2020	$8,889	—	$(54)	HSBC Bank

Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/9/2020	8,850	—	(56)	HSBC Bank

6.600% (Pay Semiannually)	India Overnight Mumbai Interbank 6 Month Rate (Receive Semiannually)	INR	100,000,000	12/13/2023	(15,911)	—	(1,234)	HSBC Bank

MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.935% (Receive Lunar)	MXN	69,000,000	12/16/2028	(13,986)	—	1,226	Banco Bilbao Vizcaya Argentaria SA

8.255% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	22,000,000	12/6/2028	(10,030)	—	(1,645)	Banco Bilbao Vizcaya Argentaria SA

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty

8.410% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	27,000,000	12/6/2028	$(27,754)	—	$(2,079)	Merrill Lynch

MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156% (Receive Lunar)	MXN	123,000,000	12/13/2023	71,414	—	4,286	Merrill Lynch

WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	3,770,000	3/26/2023	11,691	—	(2,609)	Merrill Lynch

					$ 33,163		$(2,165)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 448,266	$—	$ 448,266
Government Agencies	—	319,995	—	319,995
Government Bonds	—	52,790,714	—	52,790,714
Index Linked Government Bonds	—	2,142,858	—	2,142,858
Municipal Bonds	—	180,336	—	180,336

Total Debt Securities	—	55,882,169	—	55,882,169
Credit Linked Notes
Indonesia	—	1,933,304	—	1,933,304

Total Investments	$—	$57,815,473	$—	$57,815,473

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 124,185	$—	$ 124,185
Interest Rate Swap Contracts	—	26,253	—	26,253
Centrally Cleared Swap Contracts	—	100,844	—	100,844
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(305,854)	—	(305,854)
Interest Rate Swap Contracts	—	(1,036)	—	(1,036)
Centrally Cleared Swap Contracts	—	(67,681)	—	(67,681)

Total Other Financial Instruments	$—	$(123,289)	$—	$(123,289)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2019:

	Derivatives Not Accounted for as Hedging Instruments

	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Interest Rate Swap Contracts	$ —	$ 26,253
Unrealized Appreciation on Centrally Cleared Swap Contracts	—	100,844	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	124,185	—

	$ 124,185	$127,097

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$ —	$ (1,036)
Unrealized Depreciation on Centrally Cleared Swap Contracts	—	(67,681	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(305,854)	—

	$(305,854)	$(68,717)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

	Derivatives Not Accounted for as Hedging Instruments

	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(138,115)	$ —
Net Realized Loss on Interest Rate Swap Contracts	—	(34,112)

	$(138,115)	$(34,112)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (21,801)	$ —
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	282,876

	$ (21,801)	$282,876

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $23,113,189)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		1,815,000	$1,681,144	0.40
Pampa Energia S.A., 7.375%, 07/21/2023		3,445,000	3,091,887	0.73
Pampa Energia S.A., 7.500%, 01/24/2027		2,385,000	2,021,287	0.48
Rio Energy S.A./UGEN S.A./UENSA S.A., 6.875%, 02/01/2025		1,455,000	949,388	0.22
Telecom Argentina S.A., 6.500%, 06/15/2021		1,844,000	1,743,908	0.41
YPF S.A., 8.750%, 04/04/2024		5,475,000	5,269,687	1.24
YPF S.A., 8.500%, 07/28/2025		3,375,000	3,088,125	0.73
YPF S.A., 6.950%, 07/21/2027		3,725,000	3,166,995	0.74
			21,012,421	4.95

Belarus (Cost $4,090,338)
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/2022		4,025,000	4,175,937	0.98
			4,175,937	0.98

Brazil (Cost $78,404,058)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)(3)		5,100,720	4,807,480	1.13
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024(4)		6,200,000	5,601,700	1.32
Braskem Finance Ltd., 6.450%, 02/03/2024		1,280,000	1,395,853	0.33
CIMPOR Financial Operations B.V., 5.750%, 07/17/2024		2,315,000	2,034,306	0.48
CSN Resources S.A., 6.500%, 07/21/2020		4,620,000	4,689,300	1.10
CSN Resources S.A., 7.625%, 04/17/2026(2)		3,800,000	3,801,995	0.89
Gerdau Trade, Inc., 4.875%, 10/24/2027		825,000	841,715	0.20
Gol Finance S.A., 8.875%, 01/24/2022		1,923,000	1,939,826	0.46
Gol Finance, Inc., 7.000%, 01/31/2025		2,475,000	2,351,250	0.55
GTL Trade Finance, Inc., 7.250%, 04/16/2044		1,190,000	1,350,650	0.32
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		219,000	236,520	0.06
MARB BondCo PLC, 7.000%, 03/15/2024		2,255,000	2,299,672	0.54
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		4,065,000	4,223,535	0.99
Oi S.A., 10.000%, (100% Cash), 07/27/2025(3)		2,930,000	3,076,500	0.72
Petrobras Global Finance B.V., 6.875%, 01/20/2040		7,130,000	7,317,162	1.72
Petrobras Global Finance B.V., 6.850%, 06/05/2115		15,330,000	14,994,580	3.53
Samarco Mineracao S.A., 4.125%, 11/01/2022(5)		9,393,000	6,434,205	1.51
Samarco Mineracao S.A., 5.750%, 10/24/2023(5)		7,813,000	5,586,295	1.31
Samarco Mineracao S.A., 5.375%, 09/26/2024(5)		1,470,000	1,051,050	0.25
St. Marys Cement, Inc., 5.750%, 01/28/2027		875,000	929,687	0.22
Suzano Austria GmbH, 5.750%, 07/14/2026		895,000	953,175	0.22
Suzano Austria GmbH, 7.000%, 03/16/2047		520,000	577,465	0.14
Unigel Luxembourg S.A., 10.500%, 01/22/2024		2,240,000	2,404,640	0.57
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		1,715,000	1,950,984	0.46
			80,849,545	19.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (Cost $2,796,263)
GNL Quintero S.A., 4.634%, 07/31/2029		395,000	$407,837	0.09
Inversiones CMPC S.A., 4.750%, 09/15/2024		1,265,000	1,315,451	0.31
Itau CorpBanca, 3.875%, 09/22/2019		710,000	711,904	0.17
Sociedad Quimica y Minera de Chile S.A., 3.625%, 04/03/2023		420,000	423,675	0.10
			2,858,867	0.67

China (Cost $39,059,730)
Bank of China Ltd., (Floating, ICE LIBOR USD 3M + 0.850%), 3.445%, 03/08/2023		1,790,000	1,794,078	0.42
Bank of China Ltd., 5.000%, 11/13/2024		945,000	998,993	0.24
Chalco Hong Kong Investment Co. Ltd., (Variable, 7.931% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 11/07/2021(4)		1,780,000	1,760,221	0.41
China Evergrande Group, 7.500%, 06/28/2023		8,275,000	7,568,497	1.78
China Evergrande Group, 8.750%, 06/28/2025		2,395,000	2,185,754	0.51
China Minmetals Corp., (Variable, 4.717% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.750%, 11/13/2022(4)		1,200,000	1,169,208	0.28
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		1,110,000	1,170,280	0.28
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(5)(6)(7)		282,201	—	—
Fufeng Group Ltd., 5.875%, 08/28/2021		870,000	890,620	0.21
ICBC Standard Bank PLC, 8.125%, 12/02/2019		2,630,000	2,688,965	0.63
ICBCIL Finance Co. Ltd., (Floating, ICE LIBOR USD 3M + 0.950%), 3.634%, 05/15/2021		1,275,000	1,270,999	0.30
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		1,685,000	1,649,089	0.39
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		2,420,000	2,220,410	0.52
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 01/19/2023(4)		705,000	699,667	0.16
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		1,290,000	1,267,425	0.30
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		1,233,000	1,054,215	0.25
Scenery Journey Ltd., 11.000%, 11/06/2020		2,095,000	2,178,601	0.51
Shenzhen International Holdings Ltd., (Variable, 6.850% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.950%, 11/29/2022(4)		1,230,000	1,202,709	0.28
Shimao Property Holdings Ltd., 6.375%, 10/15/2021		879,000	917,081	0.22
Sunny Optical Technology Group Co. Ltd., 3.750%, 01/23/2023		750,000	748,031	0.18
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	1,923,360	0.45
Zhenro Properties Group Ltd., 9.800%, 08/20/2021		2,040,000	2,095,771	0.49
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		840,000	582,049	0.14
			38,036,023	8.95

Colombia (Cost $9,100,958)
Ecopetrol S.A., 7.375%, 09/18/2043		2,070,000	2,513,539	0.59
Ecopetrol S.A., 5.875%, 05/28/2045		625,000	644,562	0.15
Empresa de Telecomunicaciones de Bogota, 7.000%, 01/17/2023	COP	3,260,000,000	895,246	0.21

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (continued)
Frontera Energy Corp., 9.700%, 06/25/2023		4,575,000	$4,872,375	1.15
			8,925,722	2.10

Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020(5)(7)	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020(5)(7)	EUR	700,590	—	—
New World Resources N.V., 16.651%, 10/07/2020(2)(5)(7)(8)(9)	EUR	101,612	—	—
			—	—

Ecuador (Cost $16,499,280)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 8.240%, 09/24/2019		4,139,369	4,139,368	0.97
International Airport Finance S.A., 12.000%, 03/15/2033(2)		4,980,000	5,346,030	1.26
Petroamazonas EP, 4.625%, 02/16/2020		4,779,596	4,741,360	1.11
Petroamazonas EP, 4.625%, 11/06/2020		2,740,000	2,701,695	0.64
			16,928,453	3.98

Hong Kong (Cost $844,067)
Bank of East Asia (The) Ltd., 6.125%, 07/16/2020		820,000	846,370	0.20
			846,370	0.20

India (Cost $3,626,992)
Bharat Petroleum Corp. Ltd., 4.000%, 05/08/2025		830,000	831,568	0.19
Bharti Airtel International Netherlands B.V., 5.350%, 05/20/2024		655,000	682,154	0.16
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	198,148	0.05
Oil India Ltd., 5.375%, 04/17/2024		835,000	890,544	0.21
Oil India Ltd., 5.125%, 02/04/2029		620,000	649,334	0.15
State Bank of India, 4.375%, 01/24/2024		440,000	451,095	0.11
			3,702,843	0.87

Indonesia (Cost $6,357,817)
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022(3)		1,215,536	1,091,923	0.26
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		854,000	915,931	0.22
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		365,000	414,480	0.10
Jababeka International B.V., 6.500%, 10/05/2023		1,541,000	1,456,669	0.34
Minejesa Capital B.V., 4.625%, 08/10/2030		1,745,000	1,690,317	0.40
Pertamina Persero PT, 6.000%, 05/03/2042		875,000	952,490	0.22
			6,521,810	1.54

Iraq (Cost $10,526,314)
DNO A.S.A., 8.750%, 05/31/2023(2)		5,500,000	5,665,000	1.33
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		4,835,000	5,078,563	1.20
			10,743,563	2.53

Israel (Cost $26,594,110)
Altice Financing S.A., 7.500%, 05/15/2026		13,640,000	13,844,600	3.26
Israel Chemicals Ltd., 6.375%, 05/31/2038(2)		835,000	913,265	0.21
Israel Electric Corp. Ltd., 6.875%, 06/21/2023		250,000	280,000	0.07

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (continued)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		3,540,000	$3,468,329	0.82
Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/2046		11,146,000	7,910,929	1.86
			26,417,123	6.22
Jamaica (Cost $15,100,413)
Digicel Group One Ltd., 8.250%, 12/30/2022(2)		5,892,000	3,879,882	0.91
Digicel Group Two Ltd., 8.250%, 09/30/2022(2)		5,557,000	2,167,230	0.51
Digicel Group Two Ltd., 9.125%, (11% PIK), 04/01/2024(2)(3)		13,914,268	4,452,566	1.05
			10,499,678	2.47
Kazakhstan (Cost $2,572,619)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		700,000	824,454	0.19
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		1,310,000	1,355,523	0.32
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		465,000	463,172	0.11
			2,643,149	0.62
Kuwait (Cost $2,981,859)
Equate Petrochemical B.V., 4.250%, 11/03/2026		400,000	407,584	0.10
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021(4)		2,500,000	2,550,000	0.60
			2,957,584	0.70
Mexico (Cost $19,684,260)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		425,000	462,719	0.11
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield
Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022(4)		2,030,000	2,088,870	0.49
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve
Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033(4)		1,880,000	1,781,300	0.42
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		2,658,678	2,658,580	0.63
Mexichem S.A.B. de C.V., 6.750%, 09/19/2042		200,000	219,750	0.05
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		611,097	627,138	0.15
Petroleos Mexicanos, 6.875%, 08/04/2026		628,000	653,685	0.15
Petroleos Mexicanos, 6.500%, 03/13/2027		3,400,000	3,443,860	0.81
Petroleos Mexicanos, 6.750%, 09/21/2047		3,705,000	3,416,010	0.80
Southern Copper Corp., 7.500%, 07/27/2035		1,015,000	1,280,169	0.30
Trust F/1401, 5.250%, 12/15/2024		660,000	684,750	0.16
Trust F/1401, 6.950%, 01/30/2044		2,930,000	3,164,400	0.75
			20,481,231	4.82
Mongolia (Cost $3,524,433)
Mongolian Mining Corp., 1.822%, 10/01/2019(3)(8)		3,390,888	1,695,444	0.40
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024(2)		2,100,000	2,129,096	0.50
			3,824,540	0.90

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Morocco (Cost $1,600,158)
OCP S.A., 5.625%, 04/25/2024		660,000	$693,925	0.16
OCP S.A., 6.875%, 04/25/2044		845,000	919,487	0.22
			1,613,412	0.38
Nigeria (Cost $1,513,348)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%), 8.000%, 07/23/2021(4)		1,510,000	1,503,703	0.35
			1,503,703	0.35
Oman (Cost $3,753,746)
Oztel Holdings SPC Ltd., 6.625%, 04/24/2028		4,010,000	3,914,762	0.92
			3,914,762	0.92
Panama (Cost $1,113,445)
Banistmo S.A., 3.650%, 09/19/2022		1,125,000	1,115,156	0.26
			1,115,156	0.26
Peru (Cost $7,824,935)
Ajecorp B.V., 6.500%, 05/14/2022		4,175,000	3,642,688	0.86
Consorcio Transmantaro S.A., 4.375%, 05/07/2023		620,000	631,625	0.15
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		440,000	431,200	0.10
Kallpa Generacion S.A., 4.125%, 08/16/2027		1,120,000	1,107,131	0.26
Nexa Resources S.A., 5.375%, 05/04/2027		1,500,000	1,558,500	0.37
Peru LNG S.r.l., 5.375%, 03/22/2030		375,000	396,750	0.09
			7,767,894	1.83
Qatar (Cost $8,394,278)
AKCB Finance Ltd., 4.750%, 10/09/2023		680,000	702,889	0.16
CBQ Finance Ltd., 2.875%, 06/24/2019		1,790,000	1,787,780	0.42
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		2,275,000	2,024,022	0.48
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		1,800,000	1,583,316	0.37
Nakilat, Inc., 6.067%, 12/31/2033		375,000	426,563	0.10
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.989%, 05/31/2021		1,880,000	1,894,085	0.45
			8,418,655	1.98
Russian Federation (Cost $14,729,472)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(2)		5,052,696	3,840,049	0.90
Credit Bank of Moscow Via CBOM Finance PLC, 5.150%, 02/20/2024(2)	EUR	1,520,000	1,714,311	0.40
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027(4)		4,470,000	3,675,484	0.87
Tinkoff Bank JSC Via TCS Finance Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.592%), 9.250%, 09/15/2022(4)		4,185,000	4,318,920	1.02
			13,548,764	3.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Saudi Arabia (Cost $1,988,423)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,715,000	$1,770,738	0.42
Saudi Arabian Oil Co., 4.375%, 04/16/2049(2)		300,000	291,468	0.07
			2,062,206	0.49
South Africa (Cost $4,378,938)
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		1,925,000	1,942,142	0.46
Myriad International Holdings B.V., 5.500%, 07/21/2025		960,000	1,038,681	0.24
Sasol Financing International Ltd., 4.500%, 11/14/2022		915,000	929,622	0.22
SASOL Financing USA LLC, 5.875%, 03/27/2024		435,000	461,611	0.11
			4,372,056	1.03
Tanzania (Cost $2,421,232)
HTA Group Ltd., 9.125%, 03/08/2022		2,380,000	2,482,388	0.58
			2,482,388	0.58
Thailand (Cost $576,064)
Bangkok Bank PCL, 9.025%, 03/15/2029		440,000	601,352	0.14
			601,352	0.14
Turkey (Cost $29,092,639)
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028(4)		4,775,000	3,700,625	0.87
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027(4)		4,855,000	3,858,948	0.91
Turkiye Is Bankasi A.S., 5.500%, 04/21/2022		2,050,000	1,876,365	0.44
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028(4)		9,810,000	7,439,904	1.75
Turkiye Vakiflar Bankasi T.A.O., 8.125%, 03/28/2024(2)		3,530,000	3,314,846	0.78
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		470,000	401,667	0.09
Yapi ve Kredi Bankasi A.S., 5.850%, 06/21/2024		2,425,000	2,104,173	0.50
Yapi ve Kredi Bankasi A.S., 8.250%, 10/15/2024(2)		4,125,000	3,939,375	0.93
Yuksel Insaat A.S., 9.500%, 11/10/2015(5)(6)(7)		335,000	—	—
			26,635,903	6.27
Ukraine (Cost $27,866,397)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(3)		14,180,698	13,822,777	3.25
Metinvest B.V., 7.750%, 04/23/2023		5,925,000	5,800,847	1.37
Metinvest B.V., 8.500%, 04/23/2026		4,212,000	4,136,184	0.97
MHP Lux S.A., 6.950%, 04/03/2026		3,155,000	3,008,457	0.71
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,870,000	1,877,910	0.44
			28,646,175	6.74
United Arab Emirates (Cost $9,293,955)
ADES International Holding PLC, 8.625%, 04/24/2024(2)		3,700,000	3,737,740	0.88
BOS Funding Ltd., 3.374%, 06/08/2020		1,360,000	1,353,608	0.32
DP World PLC, 6.850%, 07/02/2037		370,000	450,475	0.11
EMG Sukuk Ltd., 4.564%, 06/18/2024		680,000	693,457	0.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		580,000	$578,910	0.14
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%), 5.250%, 06/17/2020(4)		2,130,000	2,139,031	0.50
Tabreed Sukuk Spc Ltd., 5.500%, 10/31/2025		395,000	425,612	0.10
			9,378,833	2.21
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	6,294,562	1.48
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(5)		6,744,093	1,880,793	0.44
			8,175,355	1.92

Total Debt Securities (Cost $389,707,894)			381,661,473	89.81

Bank Loans

Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 3.387%, 09/09/2018(6)(10)		3,000,000	1,800,000	0.43
			1,800,000	0.43

Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016(6)(7)	EUR	465,069	—	—
			—	—

Ghana (Cost $3,000,000)
Karpower International B.V., 11.376%, 11/16/2023(10)		3,000,000	2,970,000	0.70
			2,970,000	0.70

Malaysia (Cost $1,469,568)
DRB-Hicom Bhd., 5.011%, 01/22/2021(10)		1,545,178	1,491,097	0.35
			1,491,097	0.35

Nigeria (Cost $1,035,598)
Seven Energy Ltd., 12.750%, 06/30/2020(10)		1,085,453	646,496	0.15
			646,496	0.15
United Arab Emirates (Cost $11,794,340)
DP World Ltd., 4.250%, 09/30/2022(10)		12,592,856	11,648,392	2.74
DP World Ltd., 5.250%, 09/30/2022(10)		421,168	389,580	0.09
			12,037,972	2.83

Total Bank Loans (Cost $19,762,440)			18,945,565	4.46

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A *(7)	GBP	36,580,138	$—	—
			—	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Mongolia (Cost $2,417,612)
Mongolian Mining Corp. *	HKD	14,731,698	$276,855	0.06
			276,855	0.06
Niger (Cost $877,496)
Savannah Petroleum PLC *	GBP	2,258,852	634,610	0.15
			634,610	0.15
Russian Federation (Cost $655,356)
Roust Corp. *(10)		13,359	26,718	0.01
Roust Corp., Class C *(10)		28,922	57,844	0.01
			84,562	0.02

Total Equity Securities (Cost $5,043,717)			996,027	0.23

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(7)	MXN	13,777	$—	—
			—	—

Total Warrants (Cost $—)			—	—

Total Investments (Total Cost $414,514,051)			401,603,065	94.50

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			23,380,997	5.50

Net Assets			$424,984,062	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(5)	Issuer has defaulted on terms of debt obligation.

(6)	Maturity has been extended under the terms of a plan of reorganization.

(7)	Security has been deemed worthless and is a Level 3 investment.

(8)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

(9)

Restricted security that has been deemed illiquid. At April 30, 2019 the value of this restricted illiquid security amount to $0 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.651%, 10/07/2020	10/07/2014	$—

(10)	Security is a Level 3 investment.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Percentages shown are based on net assets.

At April 30, 2019, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/22/2019	Deutsche Bank	United States Dollar	4,046,497	Euro	3,564,149	$ 41,079

Subtotal Appreciation						41,079

05/22/2019	Deutsche Bank	Euro	1,986,606	United States Dollar	2,248,411	$(15,848)

Subtotal Depreciation						(15,848)

Total						$ 25,231

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$367,768,093	$—	$367,768,093
Corporate Convertible Bonds	—	3,870,170	—	3,870,170
Financial Certificates	—	4,726,407	—	4,726,407
Government Agencies	—	5,296,803	—	5,296,803

Total Debt Securities	—	381,661,473	—	381,661,473
Bank Loans
Brazil	—	—	1,800,000	1,800,000
Ghana	—	—	2,970,000	2,970,000
Malaysia	—	—	1,491,097	1,491,097
Nigeria	—	—	646,496	646,496
United Arab Emirates	—	—	12,037,972	12,037,972

Total Bank Loans	—	—	18,945,565	18,945,565
Equity Securities
Common Stock
Mongolia	—	276,855	—	276,855
Niger	—	634,610	—	634,610
Russian Federation	—	—	84,562	84,562

Total Common Stock	—	911,465	84,562	996,027
Total Investments	$—	$382,572,938	$19,030,127	$401,603,065

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$41,079	$—	$41,079
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(15,848)	—	(15,848)
Total Other Financial Instruments	$—	$25,231	$—	$25,231

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2019
Investments, at value
Corporate Bonds
China	$—	$(8,429)	$280,557	$(273,028)	$ (53,279)	$54,179	$—	$—	$—	$—
Turkey	—	—	—	(2,000)	(73,000)	75,000	—	—	—	75,000
Bank Loans
Brazil	1,890,000	—	—	—	—	(90,000)	—	—	1,800,000	(90,000)
Ghana	—	—	3,000,000	—	—	(30,000)	—	—	2,970,000	(30,000)
Malaysia	1,863,783	22,082	—	(386,203)	21,663	(30,228)	—	—	1,491,097	(30,228)
Nigeria	646,496	—	—	—	—	—	—	—	646,496	—
United Arab Emirates	9,243,678	123,421	2,897,670	(18,085)	2,148	(210,860)	—	—	12,037,972	(210,860)
Common Stock
Russian Federation	84,562	—	—	—	—	—	—	—	84,562	—
Total	$13,728,519	$137,074	$6,178,227	$(679,316)	$(102,468)	$(231,909)	$—	$—	$19,030,127	$(286,088)
The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2019:

Quantitative Information about Level 3 FairValue Measurements

	Fair Value at 04/30/2019	Valuation Technique	Unobservable Input
Bank Loans	$18,299,069	Broker quote	Inputs to broker model
Bank Loans	646,496	Indicative Bid	Bid Source
Common Stock	84,562	Broker quote	Inputs to broker model
Total	$19,030,127

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 41,079

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(15,848)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 77,512

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(31,767)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $9,891,654)
Angola (Rep of) Via Northern Lights III B.V., 7.000%, 08/17/2019		723,750	$725,654	0.06
Republic of Angola Via Avenir II B.V., (Floating, ICE LIBOR USD 6M + 4.500%), 7.391%, 12/11/2023		9,600,000	9,127,392	0.71
			9,853,046	0.77
Argentina (Cost $123,304,084)
Argentina (Rep of), 6.875%, 04/22/2021		65,490,000	54,946,765	4.27
Argentina (Rep of), 5.625%, 01/26/2022		7,100,000	5,527,421	0.43
Argentina Bonar Bonds, 8.750%, 05/07/2024		6,580,000	5,469,417	0.43
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	583,609	0.05
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		6,190,000	5,733,488	0.45
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,723,371	0.13
Pampa Energia S.A., 7.375%, 07/21/2023		7,800,000	7,000,500	0.54
Pan American Energy LLC, 7.875%, 05/07/2021		2,380,000	2,362,150	0.18
Telecom Argentina S.A., 6.500%, 06/15/2021		5,309,000	5,020,827	0.39
YPF S.A., 8.500%, 03/23/2021		10,920,000	10,665,564	0.83
YPF S.A., 8.750%, 04/04/2024		13,860,000	13,340,250	1.04
			112,373,362	8.74
Bahrain (Cost $4,920,263)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		4,960,000	4,924,715	0.38
			4,924,715	0.38
Brazil (Cost $114,132,163)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)(3)		593,600	559,474	0.04
Banco BTG Pactual S.A., 4.000%, 01/16/2020		4,900,000	4,893,875	0.38
Banco do Brasil S.A., 5.875%, 01/26/2022		16,020,000	16,713,025	1.30
Banco do Brasil S.A., 4.875%, 04/19/2023		1,240,000	1,273,480	0.10
Banco Votorantim S.A., 7.375%, 01/21/2020		4,210,000	4,328,933	0.34
Braskem Finance Ltd., 7.000%, 05/07/2020		2,000,000	2,073,000	0.16
Braskem Finance Ltd., 5.750%, 04/15/2021		2,190,000	2,269,957	0.18
CSN Resources S.A., 6.500%, 07/21/2020		26,430,000	26,826,450	2.09
CSN Resources S.A., 7.625%, 02/13/2023		10,060,000	10,248,625	0.80
CSN Resources S.A., 7.625%, 02/13/2023(2)		11,500,000	11,715,625	0.91
Gol Finance S.A., 8.875%, 01/24/2022		2,502,000	2,523,893	0.19
Itau Unibanco Holding S.A., 5.750%, 01/22/2021		1,640,000	1,693,726	0.13
Itau Unibanco Holding S.A., 6.200%, 12/21/2021		11,310,000	11,946,187	0.93
Itau Unibanco Holding S.A., 5.125%, 05/13/2023		1,200,000	1,250,400	0.10
Marfrig Holdings Europe B.V., 6.875%, 06/24/2019		5,295,000	5,308,238	0.41
Marfrig Holdings Europe B.V., 11.250%, 09/20/2021		500,000	505,000	0.04
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		4,550,000	4,727,450	0.37
Vale Overseas Ltd., 4.375%, 01/11/2022		1,500,000	1,526,250	0.12
Vale S.A., 3.750%, 01/10/2023	EUR	570,000	690,108	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil (continued)
Votorantim S.A., 6.750%, 04/05/2021		4,850,000	$ 5,104,625	0.40
			116,178,321	9.04
Chile (Cost $1,003,179)
Itau CorpBanca, 3.875%, 09/22/2019		1,000,000	1,002,681	0.08
			1,002,681	0.08
China (Cost $141,954,835)
Agile Group Holdings Ltd., 9.000%, 05/21/2020		600,000	617,374	0.05
Central China Real Estate Ltd., 8.750%, 01/23/2021		4,083,000	4,240,167	0.33
Central China Real Estate Ltd., 6.500%, 03/05/2021		9,353,000	9,361,259	0.73
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		5,200,000	5,199,672	0.40
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021		1,215,000	1,249,720	0.10
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		5,670,000	5,867,996	0.46
China Aoyuan Group Ltd., 7.950%, 02/19/2023		1,215,000	1,257,841	0.10
China Evergrande Group, 7.000%, 03/23/2020		500,000	499,998	0.04
China Evergrande Group, 8.250%, 03/23/2022		18,490,000	17,726,030	1.38
China SCE Group Holdings Ltd., 7.450%, 04/17/2021		5,470,000	5,572,147	0.43
CIFI Holdings Group Co. Ltd., 7.750%, 06/05/2020		300,000	305,472	0.02
CIFI Holdings Group Co. Ltd., 6.875%, 04/23/2021		3,105,000	3,165,100	0.25
CIFI Holdings Group Co. Ltd., 5.500%, 01/23/2022		3,705,000	3,628,399	0.28
CIFI Holdings Group Co. Ltd., 5.500%, 01/23/2023		3,205,000	3,099,565	0.24
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		3,435,000	3,022,580	0.24
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,355,000	1,385,379	0.11
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		4,074,000	3,987,175	0.31
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		6,655,000	6,106,129	0.47
KWG Group Holdings Ltd., 7.875%, 08/09/2021		4,985,000	5,171,110	0.40
KWG Group Holdings Ltd., 6.000%, 09/15/2022		3,070,000	3,017,178	0.23
Logan Property Holdings Co. Ltd., 6.375%, 03/07/2021		400,000	402,952	0.03
Logan Property Holdings Co. Ltd., 5.250%, 02/23/2023		3,915,000	3,716,400	0.29
New Metro Global Ltd., 5.000%, 08/08/2022		3,880,000	3,715,046	0.29
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		3,925,000	3,856,312	0.30
Scenery Journey Ltd., 11.000%, 11/06/2020		6,735,000	7,003,760	0.54
Sunac China Holdings Ltd., 8.750%, 12/05/2019		4,590,000	4,681,791	0.36
Sunac China Holdings Ltd., 7.350%, 07/19/2021		7,710,000	7,796,329	0.61
Sunac China Holdings Ltd., 7.950%, 08/08/2022		4,265,000	4,354,245	0.34
Times China Holdings Ltd., 6.250%, 01/23/2020		635,000	636,607	0.05
Times China Holdings Ltd., 6.250%, 01/17/2021		5,155,000	5,158,387	0.40
Times China Holdings Ltd., 6.600%, 03/02/2023		2,575,000	2,538,347	0.20
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,640,000	1,823,221	0.14
Yuzhou Properties Co. Ltd., 6.375%, 03/06/2021		6,895,000	6,907,976	0.54
Yuzhou Properties Co. Ltd., 8.625%, 01/23/2022		1,190,000	1,242,145	0.10
Yuzhou Properties Co. Ltd., 8.500%, 02/04/2023		3,895,000	4,030,799	0.31
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		1,038,000	719,247	0.06
			143,063,855	11.13

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (Cost $9,322,624)
Bancolombia S.A., 5.125%, 09/11/2022		7,900,000	$8,216,000	0.64
Frontera Energy Corp., 9.700%, 06/25/2023		1,150,000	1,224,750	0.09
			9,440,750	0.73
Ecuador (Cost $229,105,955)
Ecuador (Rep of), 10.500%, 03/24/2020		52,047,000	54,337,589	4.23
Ecuador (Rep of), 10.750%, 03/28/2022		92,667,000	103,671,206	8.06
Ecuador (Rep of), 8.750%, 06/02/2023		29,050,000	30,793,000	2.39
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%), 8.240%, 09/24/2019		3,105,684	3,105,684	0.24
Petroamazonas EP, 4.625%, 02/16/2020		21,458,334	21,286,667	1.66
Petroamazonas EP, 4.625%, 11/06/2020		23,805,846	23,473,040	1.83
			236,667,186	18.41
India (Cost $2,499,873)
Greenko Dutch B.V., 4.875%, 07/24/2022		2,610,000	2,577,323	0.20
			2,577,323	0.20
Indonesia (Cost $1,254,077)
Indo Energy Finance II B.V., 6.375%, 01/24/2023		1,255,000	1,250,399	0.10
			1,250,399	0.10
Iraq (Cost $7,958,342)
DNO A.S.A., 8.750%, 06/18/2020(2)		300,000	309,750	0.03
DNO A.S.A., 8.750%, 05/31/2023(2)		7,100,000	7,313,000	0.57
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		400,000	420,150	0.03
			8,042,900	0.63
Jamaica (Cost $25,219,206)
Digicel Group One Ltd., 8.250%, 12/30/2022(2)		7,738,000	5,095,473	0.40
Digicel Group Two Ltd., 8.250%, 09/30/2022(2)		7,297,000	2,845,830	0.22
Digicel Group Two Ltd., 9.125%, (10.719% PIK), 04/01/2024(2)(3)		1,715,306	548,898	0.04
Digicel Ltd., 6.000%, 04/15/2021		14,390,000	12,670,395	0.99
			21,160,596	1.65
Kazakhstan (Cost $21,282,187)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		21,273,919	21,313,659	1.66
			21,313,659	1.66
Lebanon (Cost $121,218,897)
Lebanon (Rep of), 6.000%, 05/20/2019		146,000	145,635	0.01
Lebanon (Rep of), 5.450%, 11/28/2019		37,750,000	37,161,855	2.89
Lebanon (Rep of), 6.375%, 03/09/2020		36,134,000	35,341,798	2.75
Lebanon (Rep of), 5.800%, 04/14/2020		23,032,000	22,310,177	1.74
Lebanon (Rep of), 6.150%, 06/19/2020		758,000	730,159	0.06
Lebanon (Rep of), 8.250%, 04/12/2021		26,690,000	25,887,165	2.01
			121,576,789	9.46

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $18,749,815)
BBVA Bancomer S.A., 7.250%, 04/22/2020		2,075,000	$2,151,775	0.17
BBVA Bancomer S.A., 6.500%, 03/10/2021		2,600,000	2,720,406	0.21
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.650%), 6.251%, 03/11/2022		13,070,000	13,664,685	1.06
Petroleos Mexicanos, 5.375%, 03/13/2022		600,000	613,038	0.05
			19,149,904	1.49

Mongolia (Cost $1,726,499)
Trade & Development Bank of Mongolia LLC, 9.375%, 05/19/2020		1,660,000	1,721,571	0.13
			1,721,571	0.13

Nigeria (Cost $17,669,804)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%), 8.000%, 07/23/2021(4)		17,605,000	17,531,587	1.36
			17,531,587	1.36

Pakistan (Cost $13,974,280)
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		6,842,000	6,894,683	0.53
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		7,244,000	7,308,834	0.57
			14,203,517	1.10

Panama (Cost $7,430,194)
Banistmo S.A., 3.650%, 09/19/2022		1,560,000	1,546,350	0.12
Sable International Finance Ltd., 6.875%, 08/01/2022		5,683,000	5,938,735	0.46
			7,485,085	0.58

Peru (Cost $6,864,201)
Ajecorp B.V., 6.500%, 05/14/2022		6,210,000	5,418,225	0.42
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		605,000	619,762	0.05
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		873,000	900,281	0.07
			6,938,268	0.54

Qatar (Cost $17,819,182)
CBQ Finance Ltd., 2.875%, 06/24/2019		3,985,000	3,980,058	0.31
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		3,715,000	3,305,161	0.26
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		2,440,000	2,146,273	0.16
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.989%, 05/31/2021		8,410,000	8,473,008	0.66
			17,904,500	1.39

Russian Federation (Cost $11,919,051)
Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/2021		5,838,000	5,779,620	0.45
Credit Bank of Moscow Via CBOM Finance PLC, 5.550%, 02/14/2023		3,885,000	3,749,196	0.29
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,300,000	2,360,766	0.18
			11,889,582	0.92

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $29,845,849)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		12,465,000	$12,352,815	0.96
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		5,490,000	5,502,627	0.43
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		6,010,000	6,063,519	0.47
MTN Mauritius Investments Ltd., 5.373%, 02/13/2022		5,775,000	5,838,594	0.45
			29,757,555	2.31

Tanzania (Cost $5,045,498)
HTA Group Ltd., 9.125%, 03/08/2022		4,900,000	5,110,798	0.40
			5,110,798	0.40

Turkey (Cost $99,420,409)
Akbank T.A.S., 4.000%, 01/24/2020		1,370,000	1,343,162	0.11
Akbank T.A.S., 5.000%, 10/24/2022		8,245,000	7,601,890	0.59
Export Credit Bank of Turkey, 5.375%, 02/08/2021		1,570,000	1,507,200	0.12
Export Credit Bank of Turkey, 5.000%, 09/23/2021		2,350,000	2,201,316	0.17
Export Credit Bank of Turkey, 4.250%, 09/18/2022		2,473,000	2,199,486	0.17
KOC Holding A.S., 3.500%, 04/24/2020		7,660,000	7,514,138	0.58
KOC Holding A.S., 5.250%, 03/15/2023		2,470,000	2,351,835	0.18
QNB Finansbank A.S., 4.875%, 05/19/2022		1,960,000	1,846,516	0.14
Turkey (Rep of), 5.125%, 03/25/2022		3,783,000	3,608,679	0.28
Turkey (Rep of), 3.250%, 03/23/2023		2,090,000	1,829,766	0.14
Turkiye Garanti Bankasi A.S., 4.750%, 10/17/2019		410,000	407,991	0.03
Turkiye Garanti Bankasi A.S., 6.250%, 04/20/2021		1,510,000	1,483,575	0.12
Turkiye Garanti Bankasi A.S., 5.250%, 09/13/2022		5,285,000	4,931,772	0.38
Turkiye Garanti Bankasi A.S., 5.875%, 03/16/2023		3,250,000	3,036,313	0.24
Turkiye Is Bankasi A.S., 5.000%, 04/30/2020		8,615,000	8,450,126	0.66
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		12,625,000	11,820,156	0.92
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		10,250,000	8,763,750	0.68
Turkiye Vakiflar Bankasi T.A.O., 5.500%, 10/27/2021		2,810,000	2,637,601	0.21
Turkiye Vakiflar Bankasi T.A.O., 5.625%, 05/30/2022		6,540,000	5,970,366	0.46
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/2019		4,105,000	4,080,534	0.32
Yapi ve Kredi Bankasi A.S., 4.000%, 01/22/2020		1,810,000	1,768,370	0.14
Yapi ve Kredi Bankasi A.S., 5.750%, 02/24/2022		4,375,000	4,114,967	0.32
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		10,515,000	8,986,224	0.70
			98,455,733	7.66

Ukraine (Cost $51,942,985)
Metinvest B.V., 7.500%, (100% Cash), 12/31/2021(3)		5,175,682	5,032,439	0.39
Metinvest B.V., 7.750%, 04/23/2023		14,820,000	14,509,462	1.13
Ukraine (Rep of), 7.750%, 09/01/2019		1,451,000	1,456,078	0.11
Ukraine (Rep of), 7.750%, 09/01/2020		10,817,000	10,824,788	0.84
Ukraine (Rep of), 7.750%, 09/01/2021		8,535,000	8,457,161	0.66
Ukraine (Rep of), 7.750%, 09/01/2022		11,670,000	11,452,985	0.89
			51,732,913	4.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $6,614,213)
BOS Funding Ltd., 3.374%, 06/08/2020		525,000	$522,533	0.04
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		6,095,000	6,083,541	0.47
			6,606,074	0.51

Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	33,502,118	2.61
			33,502,118	2.61

Total Debt Securities (Cost $1,134,769,391)			1,131,414,787	88.00

Bank Loans

China (Cost $10,116,810)
KWG Group Holdings Ltd., 6.142%, 05/06/2022(5)		3,000,000	2,835,000	0.22
Sunac China Holdings Ltd., 9.617%, 01/25/2021(5)		3,600,000	3,592,080	0.28
Sunac China Holdings Ltd., 8.394%, 04/30/2021(5)		3,800,000	3,724,000	0.29
			10,151,080	0.79

Malaysia (Cost $415,647)
DRB-Hicom Bhd., 5.011%, 01/22/2021(5)		430,817	415,738	0.03
			415,738	0.03

Ukraine (Cost $6,953,406)
Metinvest B.V., 7.230%, 10/24/2022(5)		7,327,120	6,997,400	0.54
			6,997,400	0.54

United Arab Emirates (Cost $42,946,456)
DP World Ltd., 4.250%, 09/30/2022(5)		43,693,499	40,416,487	3.15
DP World Ltd., 5.250%, 09/30/2022(5)		2,108,500	1,950,362	0.15
			42,366,849	3.30

Total Bank Loans (Cost $60,432,319)			59,931,067	4.66

Short-Term Investments

Canada (Cost $5,000,000)
Canadian Imperial Bank of Commerce, Time Deposit, 2.400%, 05/02/2019		5,000,000	5,000,000	0.39
			5,000,000	0.39

United States (Cost $13,730,000)
Oversea-Chinese Banking Co. Ltd., Time Deposit, 2.400%, 05/02/2019		4,730,000	4,730,000	0.37

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency (1)	Par	Value	% of Net Assets
United States (continued)
Qatar National Bank S.A.Q., Time Deposit, 2.500%, 05/02/2019		9,000,000	$9,000,000	0.70
			13,730,000	1.07

Total Short-Term Investments (Cost $18,730,000)			18,730,000	1.46

Total Investments (Total Cost $1,213,931,710)			1,210,075,854	94.12

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			75,647,140	5.88

Net Assets			$1,285,722,994	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(5)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2019, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/22/2019	Deutsche Bank	United States Dollar	635,168	Euro	559,455	$6,448

Total						$6,448

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 691,174,536	$ —	$ 691,174,536
Financial Certificates	—	19,654,951	—	19,654,951
Government Agencies	—	5,908,002	—	5,908,002
Government Bonds	—	414,677,298	—	414,677,298

Total Debt Securities	—	1,131,414,787	—	1,131,414,787
Bank Loans
China	—	—	10,151,080	10,151,080
Malaysia	—	—	415,738	415,738
Ukraine	—	—	6,997,400	6,997,400
United Arab Emirates	—	—	42,366,849	42,366,849

Total Bank Loans	—	—	59,931,067	59,931,067
Short-Term Investments	—	18,730,000	—	18,730,000
Total Investments	$—	$1,150,144,787	$59,931,067	$1,210,075,854

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$6,448	$—	$6,448
Total Other Financial Instruments	$—	$6,448	$—	$6,448

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2019
Investments, at value
Bank Loans
China	$ —	$ 14,810	$10,102,000	$ —	$ —	$ 34,270	$—	$—	$10,151,080	$ 34,270
Malaysia	519,649	4,495	—	(107,681)	4,354	(5,079)	—	—	415,738	(5,079)
Turkey	1,267,500	10,937	—	(1,300,000)	15,063	6,500	—	—	—	—
Ukraine	—	20,119	6,933,288	—	—	43,993	—	—	6,997,400	43,993
United Arab Emirates	18,993,873	252,736	23,716,439	(38,980)	3,352	(560,571)	—	—	42,366,849	(560,571)
Total	$20,781,022	$303,097	$40,751,727	$(1,446,661)	$22,769	$(480,887)	$—	$—	$59,931,067	$(487,387)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2019	Valuation Technique	Unobservable Input
Bank Loans	$59,931,067	Broker Quote	Inputs to broker model

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$6,448

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$1,018

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$6,448

*See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $2,364,263)
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	28,500	$412,771	2.03
Kroton Educacional S.A.	BRL	147,000	365,522	1.79
Lojas Renner S.A.	BRL	74,000	884,731	4.35
Vale S.A. ADR		47,677	609,312	2.99
			2,272,336	11.16
China (Cost $5,856,181)
Alibaba Group Holding Ltd. ADR *		6,017	1,116,575	5.48
Anhui Conch Cement Co. Ltd., Class H	HKD	104,000	633,074	3.11
Baidu, Inc. ADR *		2,044	339,774	1.67
Bank of China Ltd., Class H	HKD	633,000	301,346	1.48
Baoshan Iron & Steel Co. Ltd., Class A	CNY	91,775	97,677	0.48
China Overseas Land & Investment Ltd.	HKD	162,000	606,536	2.98
China Vanke Co. Ltd., Class H	HKD	96,100	370,570	1.82
CNOOC Ltd.	HKD	315,000	569,899	2.80
Ping An Insurance Group Co. of China Ltd., Class H	HKD	28,500	343,401	1.69
Tencent Holdings Ltd.	HKD	38,200	1,892,533	9.30
			6,271,385	30.81
Hong Kong (Cost $677,767)
AIA Group Ltd.	HKD	79,800	814,582	4.00
			814,582	4.00
India (Cost $1,391,234)
HDFC Bank Ltd. ADR		8,476	971,773	4.78
ICICI Bank Ltd. ADR		60,450	692,153	3.40
			1,663,926	8.18
Malaysia (Cost $279,833)
My EG Services Bhd.	MYR	1,205,800	437,838	2.15
			437,838	2.15
Mexico (Cost $1,357,622)
Fomento Economico Mexicano S.A.B. de C.V. ADR		3,174	309,751	1.52
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	101,900	644,099	3.16
Grupo Mexico S.A.B. de C.V., Series B	MXN	178,900	524,590	2.58
			1,478,440	7.26
Peru (Cost $643,015)
Credicorp Ltd.		2,910	689,379	3.39
			689,379	3.39
Russian Federation (Cost $540,707)
LUKOIL PJSC ADR		7,127	606,404	2.98
			606,404	2.98

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia (Cost $816,415)
Samba Financial Group	SAR	39,754	$401,798	1.97
Saudi Basic Industries Corp.	SAR	12,415	411,192	2.02
			812,990	3.99
South Africa (Cost $1,000,615)
Absa Group Ltd.	ZAR	34,330	394,176	1.94
FirstRand Ltd.	ZAR	21,223	100,743	0.49
Naspers Ltd., Class N	ZAR	2,666	680,981	3.35
			1,175,900	5.78
South Korea (Cost $448,823)
LG Electronics, Inc.	KRW	4,598	298,499	1.47
Samsung Electronics Co. Ltd. (Korean Exchange)	KRW	3,171	124,249	0.61
			422,748	2.08
Taiwan (Cost $965,523)
Catcher Technology Co. Ltd.	TWD	10,853	85,883	0.42
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		22,284	976,485	4.80
			1,062,368	5.22

Total Common Stocks (Cost $16,341,998)			17,708,296	87.00

Preferred Stocks

Brazil (Cost $915,741)
Petroleo Brasileiro S.A. ADR *		66,347	915,588	4.50
			915,588	4.50
Colombia (Cost $199,960)
Bancolombia S.A. ADR, 2.648% (2)		3,936	199,634	0.98
			199,634	0.98
South Korea (Cost $299,307)
Samsung Electronics Co. Ltd., 3.809% (2)	KRW	8,549	271,822	1.33
			271,822	1.33

Total Preferred Stocks (Cost $1,415,008)			1,387,044	6.81

Total Investments (Total Cost $17,757,006)			19,095,340	93.81

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,259,814	6.19

Net Assets			$20,355,154	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

At April 30, 2019, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	10.9%
Consumer Discretionary	18.5
Consumer Staples	1.5
Energy	10.3
Financials	27.3
Information Technology	9.3
Materials	11.2
Real Estate	4.8
Total Investments	93.8
Other Assets Less Liabilities	6.2
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$2,272,336	$—	$—	$2,272,336
China	1,456,349	4,815,036	—	6,271,385
Hong Kong	—	814,582	—	814,582
India	1,663,926	—	—	1,663,926
Malaysia	—	437,838	—	437,838
Mexico	1,478,440	—	—	1,478,440
Peru	689,379	—	—	689,379
Russian Federation	—	606,404	—	606,404
Saudi Arabia	—	812,990	—	812,990
South Africa	—	1,175,900	—	1,175,900
South Korea	—	422,748	—	422,748
Taiwan	976,485	85,883	—	1,062,368

Total Common Stocks	8,536,915	9,171,381	—	17,708,296
Preferred Stocks
Brazil	915,588	—	—	915,588
Colombia	199,634	—	—	199,634
South Korea	—	271,822	—	271,822

Total Preferred Stocks	1,115,222	271,822	—	1,387,044
Total Investments	$9,652,137	$9,443,203	$—	$19,095,340

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(971)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $203,418)
Globant S.A. *		3,590	$301,524	1.02
			301,524	1.02

Brazil (Cost $1,960,437)
Arezzo Industria e Comercio S.A.	BRL	52,700	685,446	2.31
Cia de Locacao das Americas *	BRL	22,900	239,448	0.80
Hypera S.A. *	BRL	63,900	457,604	1.54
Iguatemi Empresa de Shopping Centers S.A.	BRL	29,200	284,322	0.96
TOTVS S.A.	BRL	45,000	511,272	1.72
			2,178,092	7.33

China (Cost $5,710,768)
AviChina Industry & Technology Co. Ltd., Class H	HKD	558,000	328,266	1.11
Fu Shou Yuan International Group Ltd.	HKD	337,000	288,113	0.97
Goodbaby International Holdings Ltd.	HKD	2,205,000	627,055	2.11
Haitian International Holdings Ltd.	HKD	193,000	484,882	1.63
JNBY Design Ltd.	HKD	610,500	1,206,550	4.06
Li Ning Co. Ltd. *	HKD	647,000	1,177,023	3.96
Noah Holdings Ltd. ADR *		8,200	445,588	1.50
SINA Corp. *		7,700	484,638	1.63
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(2)	HKD	584,000	1,029,166	3.47
			6,071,281	20.44

India (Cost $7,008,750)
Bajaj Consumer Care Ltd.	INR	160,884	761,730	2.56
Edelweiss Financial Services Ltd.	INR	274,263	586,674	1.98
Multi Commodity Exchange of India Ltd.	INR	87,888	1,085,650	3.65
Parag Milk Foods Ltd. (2)	INR	338,552	1,176,828	3.96
Quess Corp. Ltd. *(2)	INR	116,025	1,166,188	3.93
Sanghi Industries Ltd. *	INR	633,342	557,922	1.88
V-Mart Retail Ltd.	INR	12,336	494,028	1.66
			5,829,020	19.62

Indonesia (Cost $52,650)
Berlian Laju Tanker Tbk PT *(3)	IDR	2,521,997	2,301	0.01
			2,301	0.01

Malaysia (Cost $1,335,441)
My EG Services Bhd.	MYR	4,982,100	1,809,048	6.09
			1,809,048	6.09

Mexico (Cost $602,835)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		14,700	722,946	2.43
			722,946	2.43

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Peru (Cost $759,027)
Alicorp S.A.A.	PEN	223,231	$722,387	2.43
			722,387	2.43

Poland (Cost $796,123)
CCC S.A.	PLN	10,873	591,340	1.99
			591,340	1.99

Russian Federation (Cost $627,572)
TCS Group Holding PLC (Registered) GDR		32,643	652,809	2.20
			652,809	2.20

South Africa (Cost $736,088)
JSE Ltd.	ZAR	60,177	582,489	1.96
			582,489	1.96

South Korea (Cost $5,805,297)
Cafe24 Corp. *	KRW	4,533	372,731	1.26
Com2uS Corp.	KRW	10,936	934,791	3.15
Dentium Co. Ltd.	KRW	18,008	1,101,258	3.71
Douzone Bizon Co. Ltd.	KRW	15,811	774,976	2.61
Eugene Technology Co. Ltd.	KRW	29,445	350,925	1.18
KoMiCo Ltd.	KRW	50,936	1,195,435	4.02
SK Materials Co. Ltd.	KRW	3,288	485,048	1.63
			5,215,164	17.56

Taiwan (Cost $3,979,684)
ASPEED Technology, Inc.	TWD	34,000	706,547	2.38
Hota Industrial Manufacturing Co. Ltd.	TWD	82,000	298,490	1.01
Nien Made Enterprise Co. Ltd.	TWD	54,000	422,972	1.42
Parade Technologies Ltd.	TWD	60,000	1,015,048	3.42
Silergy Corp.	TWD	35,000	573,270	1.93
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	617,000	722,019	2.43
			3,738,346	12.59

Thailand (Cost $1,374,410)
Supalai PCL (Registered)	THB	841,950	582,838	1.96
Taokaenoi Food & Marketing PCL (Registered)	THB	1,950,700	659,908	2.22
			1,242,746	4.18

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Uruguay (Cost $638,455)
Arcos Dorados Holdings, Inc., Class A		80,060	$558,819	1.88
			558,819	1.88

Total Common Stocks (Cost $31,590,955)			30,218,312	101.73

Preferred Stocks

Brazil (Cost $296,188)
Azul S.A. ADR *		11,800	306,328	1.03
			306,328	1.03
Total Preferred Stocks (Cost $296,188)			306,328	1.03

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Brazil (Cost $—)
Iochpe-Maxion S.A., Exp. 06/03/2019, Strike Price $12.70 *	BRL	2,184	$3,843	0.01
			3,843	0.01

Total Warrants (Cost $—)			3,843	0.01

Total Investments (Total Cost $31,887,143)			30,528,483	102.77

Liabilities Less Other Assets (See Statements of Assets and Liabilities for further detail)			(822,627)	(2.77)

Net Assets			$29,705,856	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security is a Level 3 investment.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

At April 30, 2019, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	4.8%
Consumer Discretionary	24.8
Consumer Staples	11.2
Financials	11.3
Health Care	5.3
Industrials	13.4
Information Technology	25.6
Materials	3.5
Real Estate	2.9
Total Investments	102.8
Liabilities Less Other Assets	(2.8)
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$301,524	$—	$ —	$301,524
Brazil	2,178,092	—	—	2,178,092
China	930,226	5,141,055	—	6,071,281
India	—	5,829,020	—	5,829,020
Indonesia	—	—	2,301	2,301
Malaysia	—	1,809,048	—	1,809,048
Mexico	722,946	—	—	722,946
Peru	722,387	—	—	722,387
Poland	—	591,340	—	591,340
Russian Federation	—	652,809	—	652,809
South Africa	—	582,489	—	582,489
South Korea	—	5,215,164	—	5,215,164
Taiwan	—	3,738,346	—	3,738,346
Thailand	1,242,746	—	—	1,242,746
Uruguay	558,819	—	—	558,819

Total Common Stocks	6,656,740	23,559,271	2,301	30,218,312
Preferred Stocks
Brazil	306,328	—	—	306,328
Warrants
Brazil	—	3,843	—	3,843
Total Investments	$6,963,068	$23,563,114	$2,301	$30,528,483

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2019

Investments, at value
Common Stock
Indonesia	$—	$—	$—	$(2,019)	$(37,771)	$42,091	$—	$—	$2,301	$42,091

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2019:

Quantitative Information about Level 3 FairValue Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2019	Technique	Input

Common Stock	$2,301	Last traded price subject to a minimum 300,000 trade size	Minimum trade size

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $7,017,467)
Banco Macro S.A. ADR		27,770	$1,126,907	1.26
Grupo Financiero Galicia S.A. ADR		90,385	1,968,585	2.19
Pampa Energia S.A. ADR *		57,835	1,211,643	1.35
Transportadora de Gas del Sur S.A. ADR		101,783	1,034,115	1.15
			5,341,250	5.95

Bangladesh (Cost $1,861,890)
Square Pharmaceuticals Ltd.	BDT	574,184	1,767,482	1.97
			1,767,482	1.97

Egypt (Cost $7,209,492)
ADES International Holding PLC *(2)		145,960	2,081,623	2.32
Arabian Food Industries Co. S.A.E. Domty *	EGP	1,903,570	1,221,744	1.36
Commercial International Bank Egypt S.A.E.	EGP	699,360	3,110,671	3.46
Juhayna Food Industries	EGP	1,144,803	861,434	0.96
Palm Hills Developments S.A.E. *	EGP	4,994,458	707,151	0.79
			7,982,623	8.89

Georgia (Cost $3,905,099)
Bank of Georgia Group PLC	GBP	120,353	2,698,214	3.00
Georgia Healthcare Group PLC *(2)	GBP	296,201	842,202	0.94
			3,540,416	3.94

Ivory Coast (Cost $1,066,323)
Sonatel S.A.	XOF	25,752	849,828	0.95
			849,828	0.95

Kazakhstan (Cost $1,134,931)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		120,494	1,410,623	1.57
			1,410,623	1.57

Kenya (Cost $3,812,744)
Equity Group Holdings PLC	KES	2,820,900	1,140,759	1.27
Safaricom PLC	KES	11,302,800	3,145,690	3.50
			4,286,449	4.77

Kuwait (Cost $13,961,673)
Humansoft Holding Co. K.S.C.	KWD	152,376	1,666,293	1.86
Mabanee Co. S.A.K.	KWD	912,961	1,874,158	2.09
Mobile Telecommunications Co. K.S.C.	KWD	1,949,091	2,957,710	3.29
National Bank of Kuwait S.A.K.P.	KWD	3,122,676	9,538,803	10.62
			16,036,964	17.86

Mauritius (Cost $2,122,887)
MCB Group Ltd.	MUR	261,000	2,034,098	2.26
			2,034,098	2.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Morocco (Cost $2,774,038)
Attijariwafa Bank	MAD	56,640	$2,626,436	2.92
			2,626,436	2.92

Nigeria (Cost $8,551,814)
Dangote Cement PLC	NGN	3,452,465	1,722,644	1.92
Guaranty Trust Bank PLC	NGN	20,241,276	1,851,632	2.06
Lekoil Ltd. *	GBP	3,757,220	332,300	0.37
Nestle Nigeria PLC	NGN	569,132	2,398,006	2.67
United Bank for Africa PLC	NGN	33,161,899	625,063	0.70
			6,929,645	7.72

Peru (Cost $4,532,805)
Alicorp S.A.A.	PEN	836,447	2,706,784	3.02
Credicorp Ltd.		8,500	2,013,650	2.24
			4,720,434	5.26

Philippines (Cost $2,040,653)
International Container Terminal Services, Inc.	PHP	1,048,670	2,546,658	2.84
			2,546,658	2.84

Romania (Cost $1,708,939)
Banca Transilvania S.A.	RON	3,659,622	1,902,116	2.12
			1,902,116	2.12

Saudi Arabia (Cost $6,672,477)
Bupa Arabia for Cooperative Insurance Co.	SAR	98,055	2,431,737	2.71
Jarir Marketing Co.	SAR	31,400	1,481,976	1.65
National Medical Care Co.	SAR	102,000	1,441,401	1.60
Samba Financial Group	SAR	230,954	2,334,273	2.60
United Electronics Co.	SAR	23,342	430,657	0.48
			8,120,044	9.04

Sri Lanka (Cost $1,290,313)
Sampath Bank PLC	LKR	801,561	714,227	0.80
			714,227	0.80

United Arab Emirates (Cost $5,194,135)
DP World PLC		96,579	1,931,520	2.15
Emirates NBD PJSC	AED	206,971	673,341	0.75
NMC Health PLC	GBP	71,236	2,632,995	2.93
			5,237,856	5.83

Vietnam (Cost $9,976,456)
Masan Group Corp. *	VND	912,710	3,402,998	3.79
Military Commercial Joint Stock Bank	VND	2,475,636	2,325,532	2.59
Mobile World Investment Corp. *	VND	117,133	426,645	0.47
Vietnam Dairy Products JSC	VND	349,360	1,945,343	2.17

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank *	VND	1,616,250	$1,678,516	1.87
			9,779,034	10.89

Total Common Stocks (Cost $84,834,136)			85,826,183	95.58

Preferred Stocks

Colombia (Cost $2,143,687)
Banco Davivienda S.A., 2.100% (3)	COP	180,262	2,230,103	2.48
			2,230,103	2.48

Total Preferred Stocks (Cost $2,143,687)			2,230,103	2.48

Total Investments (Total Cost $86,977,823)			88,056,286	98.06

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,737,606	1.94

Net Assets			$89,793,892	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2019, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	7.7%
Consumer Discretionary	4.5
Consumer Staples	14.9
Energy	3.8
Financials	49.5
Health Care	6.5
Industrials	5.0
Materials	1.9
Real Estate	2.9
Utilities	1.4
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

At April 30, 2019, the Ashmore Emerging Markets Frontier Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/02/2019	Brown Brothers Harriman	United States Dollar	317,561	Romanian Leu	1,357,040	$(2,314)

Total						$(2,314)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 5,341,250	$ —	$—	$ 5,341,250
Bangladesh	—	1,767,482	—	1,767,482
Egypt	1,221,744	6,760,879	—	7,982,623
Georgia	—	3,540,416	—	3,540,416
Ivory Coast	—	849,828	—	849,828
Kazakhstan	—	1,410,623	—	1,410,623
Kenya	—	4,286,449	—	4,286,449
Kuwait	9,538,803	6,498,161	—	16,036,964
Mauritius	—	2,034,098	—	2,034,098
Morocco	—	2,626,436	—	2,626,436
Nigeria	4,120,650	2,808,995	—	6,929,645
Peru	4,720,434	—	—	4,720,434
Philippines	—	2,546,658	—	2,546,658
Romania	—	1,902,116	—	1,902,116
Saudi Arabia	—	8,120,044	—	8,120,044
Sri Lanka	—	714,227	—	714,227
United Arab Emirates	—	5,237,856	—	5,237,856
Vietnam	—	9,779,034	—	9,779,034

Total Common Stocks	24,942,881	60,883,302	—	85,826,183
Preferred Stocks
Colombia	2,230,103	—	—	2,230,103

Total Investments	$27,172,984	$60,883,302	$—	$88,056,286

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,314)	$—	$(2,314)

Total Other Financial Instruments	$—	$(2,314)	$—	$(2,314)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,314)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(570)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,314)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $208,688)
Globant S.A. *		4,364	$366,532	1.05
			366,532	1.05

Brazil (Cost $2,394,591)
Arezzo Industria e Comercio S.A.	BRL	28,600	371,987	1.07
Hypera S.A. *	BRL	59,200	423,946	1.21
IRB Brasil Resseguros S/A	BRL	17,800	426,263	1.22
Lojas Renner S.A.	BRL	30,800	368,240	1.05
Rumo S.A. *	BRL	63,600	293,581	0.84
TOTVS S.A.	BRL	51,500	585,123	1.68
			2,469,140	7.07

China (Cost $9,510,309)
58.com, Inc. ADR *		7,595	545,245	1.56
Alibaba Group Holding Ltd. ADR *		5,336	990,202	2.84
Angel Yeast Co. Ltd., Class A	CNH	81,900	339,184	0.97
Anhui Conch Cement Co. Ltd., Class H	HKD	74,500	453,500	1.30
ANTA Sports Products Ltd.	HKD	153,000	1,079,747	3.09
AviChina Industry & Technology Co. Ltd., Class H	HKD	525,000	308,852	0.89
China Jushi Co. Ltd., Class A	CNH	197,100	318,904	0.91
Dali Foods Group Co. Ltd. (2)	HKD	374,500	266,477	0.76
Haitian International Holdings Ltd.	HKD	143,000	359,264	1.03
Health & Happiness H&H International Holdings Ltd. *	HKD	52,000	318,968	0.91
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	CNH	37,500	654,945	1.88
New Oriental Education & Technology Group, Inc. ADR *		9,198	878,041	2.51
Ping An Insurance Group Co. of China Ltd., Class H	HKD	121,500	1,463,974	4.19
Tencent Holdings Ltd.	HKD	32,500	1,610,140	4.61
Weibo Corp. ADR *		7,391	506,283	1.45
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(2)	HKD	365,500	644,110	1.84
			10,737,836	30.74

Hong Kong (Cost $789,345)
AIA Group Ltd.	HKD	50,600	516,514	1.48
Xinyi Glass Holdings Ltd.	HKD	292,000	333,776	0.95
			850,290	2.43

Hungary (Cost $317,417)
OTP Bank Nyrt.	HUF	7,429	329,241	0.94
			329,241	0.94

India (Cost $3,911,070)
Edelweiss Financial Services Ltd.	INR	125,875	269,258	0.77
HDFC Bank Ltd. ADR		7,103	814,359	2.33
ICICI Bank Ltd. ADR		109,232	1,250,707	3.58
Larsen & Toubro Infotech Ltd. (2)	INR	19,253	475,212	1.36
Larsen & Toubro Ltd.	INR	24,897	482,751	1.38

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India (continued)
Mahindra & Mahindra Ltd.	INR	36,593	$339,407	0.97
Reliance Industries Ltd.	INR	22,966	459,854	1.32
			4,091,548	11.71

Indonesia (Cost $289,375)
Bank Rakyat Indonesia Persero Tbk PT	IDR	1,201,900	368,564	1.06
			368,564	1.06

Malaysia (Cost $412,034)
My EG Services Bhd.	MYR	1,391,000	505,085	1.45
			505,085	1.45

Mexico (Cost $2,136,335)
Fomento Economico Mexicano S.A.B. de C.V. ADR		10,659	1,040,212	2.98
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR		2,044	336,340	0.96
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	150,900	953,824	2.73
			2,330,376	6.67

Peru (Cost $300,071)
Credicorp Ltd.		1,400	331,660	0.95
			331,660	0.95

Russian Federation (Cost $1,881,731)
LUKOIL PJSC ADR		8,621	733,522	2.10
Sberbank of Russia PJSC	RUB	186,200	649,584	1.86
Yandex N.V., Class A *		18,200	681,226	1.95
			2,064,332	5.91

South Africa (Cost $2,110,144)
Naspers Ltd., Class N	ZAR	6,848	1,749,197	5.01
Sanlam Ltd.	ZAR	60,498	323,511	0.92
			2,072,708	5.93

South Korea (Cost $1,711,274)
Dentium Co. Ltd.	KRW	7,402	452,661	1.30
Hanon Systems	KRW	33,399	358,941	1.03
NCSoft Corp.	KRW	1,094	492,766	1.41
SK Materials Co. Ltd.	KRW	3,181	469,263	1.34
			1,773,631	5.08

Taiwan (Cost $3,420,456)
ASPEED Technology, Inc.	TWD	20,000	415,616	1.19
Delta Electronics, Inc.	TWD	111,000	583,704	1.67
Hota Industrial Manufacturing Co. Ltd.	TWD	75,000	273,009	0.78
Nien Made Enterprise Co. Ltd.	TWD	36,000	281,982	0.81
Parade Technologies Ltd.	TWD	23,000	389,102	1.11
Silergy Corp.	TWD	23,000	376,720	1.08
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	91,000	768,684	2.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		10,052	$440,478	1.26
			3,529,295	10.10

Thailand (Cost $799,367)
CP ALL PCL (Registered)	THB	190,700	462,936	1.33
Siam Commercial Bank (The) PCL NVDR	THB	86,800	356,160	1.02
			819,096	2.35

Uruguay (Cost $581,605)
Arcos Dorados Holdings, Inc., Class A		71,200	496,976	1.42
			496,976	1.42

Total Common Stocks (Cost $30,773,812)			33,136,310	94.86

Preferred Stocks

Brazil (Cost $1,319,437)
Azul S.A. ADR *		12,600	327,096	0.94
Banco Bradesco S.A. ADR *		90,312	818,227	2.34
Petroleo Brasileiro S.A. ADR *		23,572	325,293	0.93
			1,470,616	4.21

Total Preferred Stocks (Cost $1,319,437)			1,470,616	4.21

Total Investments (Total Cost $32,093,249)			34,606,926	99.07

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			323,486	0.93

Net Assets			$34,930,412	100.00

*	Non-income producing security.

(1)	Par values are stated in United States Dollars unless otherwise noted below.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2019, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	11.0%
Consumer Discretionary	23.4
Consumer Staples	8.8
Energy	4.4
Financials	25.4
Health Care	2.5
Industrials	6.0
Information Technology	14.0

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Sector	Percentage of Net Assets
Materials	3.6%
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 366,532	$ —	$—	$ 366,532
Brazil	2,469,140	—	—	2,469,140
China	2,919,771	7,818,065	—	10,737,836
Hong Kong	—	850,290	—	850,290
Hungary	—	329,241	—	329,241
India	2,065,066	2,026,482	—	4,091,548
Indonesia	—	368,564	—	368,564
Malaysia	—	505,085	—	505,085
Mexico	2,330,376	—	—	2,330,376
Peru	331,660	—	—	331,660
Russian Federation	681,226	1,383,106	—	2,064,332
South Africa	—	2,072,708	—	2,072,708
South Korea	—	1,773,631	—	1,773,631
Taiwan	440,478	3,088,817	—	3,529,295
Thailand	462,936	356,160	—	819,096
Uruguay	496,976	—	—	496,976

Total Common Stocks	12,564,161	20,572,149	—	33,136,310
Preferred Stocks
Brazil	1,470,616	—	—	1,470,616

Total Investments	$14,034,777	$20,572,149	$—	$34,606,926

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2019:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(45)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2019 (Unaudited)

1.   Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachu-setts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes eight funds as of April 30, 2019, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust being (i) Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.   Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Fund may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

(e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Investment Manager primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of the investment. The Investment Manager may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

When a Fund uses fair value pricing to determine the NAV of its shares, securities may not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction accurately reflects the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for the purpose of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method.

Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds may enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed. TRS contracts involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive a net amount based, in part, on the change in the value of a notional amount of a particular security, index or reference asset.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt or equity security, loan or other financial instrument, the TRS is considered an investment for financial statement purposes and is accounted for using the same policies as would apply to the underlying assets it represents. In addition to the market risk of the underlying security, index or reference asset, there is a risk of default by the counterparty to the transaction.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(h) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2019, all inflation-indexed bonds were shown on the Statement of Investments with their original par and stated coupon rate.

(i) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

3.   Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.   Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

5.   Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

As of April 30, 2019, the Funds did not hold any reverse repurchase agreements.

6.   Capital share transactions

Transactions in Class A shares for the period ended April 30, 2019, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	692,288	$ 5,214,931	26,959	$ 203,138	(462,967)	$ (3,490,370)	256,280	$ 1,927,699
Ashmore Emerging Markets Local Currency Bond Fund	308,706	2,155,082	45	317	(18,938)	(133,705)	289,813	2,021,694

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	543,809	$ 4,262,839	22,545	$ 176,274	(284,803)	$ (2,220,318)	281,551	$ 2,218,795
Ashmore Emerging Markets Short Duration Fund	5,691,341	55,986,078	358,233	3,515,964	(2,022,809)	(19,865,069)	4,026,765	39,636,973
Ashmore Emerging Markets Active Equity Fund	3,326	34,251	1,605	14,684	(4,380)	(40,419)	551	8,516
Ashmore Emerging Markets Small-Cap Equity Fund	67,657	556,841	—	—	(89,820)	(763,061)	(22,163)	(206,220)
Ashmore Emerging Markets Frontier Equity Fund	846,993	6,813,149	—	—	(974,898)	(7,588,928)	(127,905)	(775,779)
Ashmore Emerging Markets Equity Fund	27,086	285,935	—	—	(1,699)	(18,286)	25,387	267,649

Transactions in Class C shares for the period ended April 30, 2019, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	205,573	$1,536,201	10,344	$ 77,895	(71,856)	$(529,470)	144,061	$1,084,626
Ashmore Emerging Markets Local Currency Bond Fund	—	—	2	12	(4,352)	(29,119)	(4,350)	(29,107)
Ashmore Emerging Markets Corporate Income Fund	265,498	2,065,790	24,763	193,512	(103,104)	(803,130)	187,157	1,456,172

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	119,412	$1,132,980	7,978	$ 75,322	(21,740)	$(204,694)	105,650	$1,003,608
Ashmore Emerging Markets Active Equity Fund	—	—	100	902	—	—	100	902
Ashmore Emerging Markets Small-Cap Equity Fund	—	30	—	—	(16,783)	(149,056)	(16,783)	(149,026)
Ashmore Emerging Markets Frontier Equity Fund	4,801	38,094	—	—	(14,521)	(109,369)	(9,720)	(71,275)
Ashmore Emerging Markets Equity Fund	—	—	—	—	—	—	—	—

Transactions in Institutional Class shares for the period ended April 30, 2019, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	38,108,061	$289,476,252	4,483,954	$34,267,999	(35,443,551)	$(269,187,811)	7,148,464	$ 54,556,440
Ashmore Emerging Markets Local Currency Bond Fund	742,987	5,373,929	36,276	262,274	(861,830)	(6,164,838)	(82,567)	(528,635)
Ashmore Emerging Markets Corporate Income Fund	21,091,470	171,231,785	437,168	3,566,187	(11,378,112)	(92,155,132)	10,150,526	82,642,840
Ashmore Emerging Markets Short Duration Fund	54,209,296	524,613,144	1,932,511	18,633,666	(8,644,506)	(83,309,840)	47,497,301	459,936,970

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Active Equity Fund	114,924	$ 1,129,471	139,133	$ 1,278,632	(55,024)	$(525,395)	199,033	$ 1,882,708
Ashmore Emerging Markets Small-Cap Equity Fund	161,197	1,756,067	—	—	(912,567)	(10,222,875)	(751,370)	(8,466,808)
Ashmore Emerging Markets Frontier Equity Fund	903,667	8,350,273	—	—	(1,040,188)	(9,443,014)	(136,521)	(1,092,741)
Ashmore Emerging Markets Equity Fund	536,988	5,298,925	—	—	(23,809)	(247,196)	513,179	5,051,729

Transactions in Class A shares for the year ended October 31, 2018, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	1,055,989	$ 8,221,599	110,782	$ 877,055	(2,242,015)	$(16,864,703)	(1,075,244)	$(7,766,049)
Ashmore Emerging Markets Local Currency Bond Fund	106,755	780,126	1,344	9,855	(42,011)	(278,524)	66,088	511,457
Ashmore Emerging Markets Corporate Income Fund	759,237	6,255,649	55,860	456,211	(1,120,665)	(9,222,491)	(305,568)	(2,510,631)
Ashmore Emerging Markets Short Duration Fund	8,860,239	87,639,937	185,591	1,852,710	(1,488,119)	(14,767,638)	7,557,711	74,725,009
Ashmore Emerging Markets Active Equity Fund	19,978	231,200	247	2,845	— *	(36)	20,225	234,009

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Small-Cap Equity Fund	108,988	$ 1,143,260	1,360	$ 13,678	(11,826)	$ (121,878)	98,522	$ 1,035,060
Ashmore Emerging Markets Frontier Equity Fund	329,033	3,037,758	80,331	737,298	(182,267)	(1,656,007)	227,097	2,119,049
Ashmore Emerging Markets Equity Fund	23,582	265,628	334	3,646	(3,609)	(38,530)	20,307	230,744
* Amount rounds to less than 0.5 shares. Transactions in Class C shares for the year ended October 31, 2018, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	385,578	$3,091,800	13,062	$101,928	(290,040)	$(2,235,193)	108,600	$ 958,535
Ashmore Emerging Markets Local Currency Bond Fund	6,521	50,345	52	398	(8,337)	(60,424)	(1,764)	(9,681)
Ashmore Emerging Markets Corporate Income Fund	353,871	2,937,727	39,067	318,001	(389,109)	(3,199,316)	3,829	56,412
Ashmore Emerging Markets Short Duration Fund	200,692	1,930,493	5,614	54,255	(10,958)	(105,503)	195,348	1,879,245
Ashmore Emerging Markets Active Equity Fund	—	—	84	987	— *	(17)	84	970
Ashmore Emerging Markets Small-Cap Equity Fund	18,471	192,158	349	3,732	(9,495)	(107,030)	9,325	88,860

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Frontier Equity Fund	21,025	$191,968	4,987	$ 45,155	(18,127)	$(157,282)	7,885	$ 79,841
Ashmore Emerging Markets Equity Fund	—	—	3	36	(118)	(1,325)	(115)	(1,289)
* Amount rounds to less than 0.5 shares. Transactions in Institutional Class shares for the year ended October 31, 2018, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	80,980,163	$645,888,234	8,049,834	$64,119,416	(45,042,488)	$(351,303,336)	43,987,509	$358,704,314
Ashmore Emerging Markets Local Currency Bond Fund	1,832,437	14,168,560	213,743	1,635,027	(4,074,426)	(30,733,041)	(2,028,246)	(14,929,454)
Ashmore Emerging Markets Corporate Income Fund	22,054,844	188,292,483	561,941	4,786,559	(21,587,215)	(183,871,149)	1,029,570	9,207,893
Ashmore Emerging Markets Short Duration Fund	64,698,851	629,289,427	1,107,118	10,992,403	(10,685,503)	(104,931,601)	55,120,466	535,350,229
Ashmore Emerging Markets Active Equity Fund	587,045	7,173,072	132,045	1,556,099	(483,713)	(6,013,206)	235,377	2,715,965
Ashmore Emerging Markets Small-Cap Equity Fund	1,273,008	16,924,177	32,565	421,619	(1,071,107)	(13,976,859)	234,466	3,368,937
Ashmore Emerging Markets Frontier Equity Fund	3,666,847	39,118,499	610,749	6,449,009	(2,651,644)	(27,959,688)	1,625,952	17,607,820
Ashmore Emerging Markets Equity Fund	1,934,642	22,357,646	29,362	309,493	(49,692)	(547,737)	1,914,312	22,119,402

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.  Investment transactions

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$194,660,254	$160,352,431
Ashmore Emerging Markets Local Currency Bond Fund	5,570,427	2,789,357
Ashmore Emerging Markets Corporate Income Fund	233,200,357	157,337,470
Ashmore Emerging Markets Short Duration Fund	573,101,823	130,744,308
Ashmore Emerging Markets Active Equity Fund	13,183,467	13,577,625
Ashmore Emerging Markets Small-Cap Equity Fund	10,657,686	18,246,375
Ashmore Emerging Markets Frontier Equity Fund	34,426,439	35,524,505
Ashmore Emerging Markets Equity Fund	16,827,934	11,396,526

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs. At April 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$32,568,133	$(68,952,671)	$(36,384,538)	$1,364,090,657
Ashmore Emerging Markets Local Currency Bond Fund	731,489	(5,157,573)	(4,426,084)	62,118,268
Ashmore Emerging Markets Corporate Income Fund	7,937,393	(21,139,321)	(13,201,928)	414,830,224
Ashmore Emerging Markets Short Duration Fund	15,987,444	(19,842,849)	(3,855,405)	1,213,937,707
Ashmore Emerging Markets Active Equity Fund	1,507,429	(437,655)	1,069,774	18,025,566

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Small-Cap Equity Fund	2,718,332	(5,018,554)	(2,300,222)	32,828,705
Ashmore Emerging Markets Frontier Equity Fund	7,293,522	(6,900,503)	393,019	87,660,953
Ashmore Emerging Markets Equity Fund	3,168,305	(804,177)	2,364,128	32,242,798

8.  Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules affecting the Funds. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all, or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized, due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers.

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2018	Long-Term Capital Loss Carryforward at October 31, 2018
Ashmore Emerging Markets Total Return Fund	$ (2,828,974)	$ (50,666,938)
Ashmore Emerging Markets Local Currency Bond Fund	(155,388)	(1,661,406)
Ashmore Emerging Markets Corporate Income Fund	(8,239,543)	(26,519,610)
Ashmore Emerging Markets Short Duration Fund	—	—
Ashmore Emerging Markets Active Equity Fund	—	—
Ashmore Emerging Markets Small-Cap Equity Fund	—	(42,589)
Ashmore Emerging Markets Frontier Equity Fund	(5,116,144)	(345,592)
Ashmore Emerging Markets Equity Fund	(769,954)	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards. There were no post-enactment losses for the fiscal year ended October 31, 2018.

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2018, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(56,735,918)	$(111,152,401)	$(167,888,319)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	(1,835,874)	(8,734,569)	(10,570,443)
Ashmore Emerging Markets Corporate Income Fund	306,019	—	(34,924,256)	(23,167,973)	(57,786,210)
Ashmore Emerging Markets Short Duration Fund	3,534,295	2,758,398	(3,028,432)	(15,150,327)	(11,886,066)
Ashmore Emerging Markets Active Equity Fund	1,192,564	365,845	—	(1,688,144)	(129,735)
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(42,590)	(8,939,075)	(8,981,665)
Ashmore Emerging Markets Frontier Equity Fund	—	—	(5,466,831)	(4,692,677)	(10,159,508)
Ashmore Emerging Markets Equity Fund	—	—	(770,178)	(4,111,247)	(4,881,425)
The taxable character of distributions paid during the fiscal year ended October 31, 2018, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$25,262,830	$15,463,369	$—	$33,729,307	$74,455,506
Ashmore Emerging Markets Local Currency Bond Fund	819,597	—	—	893,268	1,712,865
Ashmore Emerging Markets Corporate Income Fund	21,423,872	—	—	—	21,423,872
Ashmore Emerging Markets Short Duration Fund	17,420,532	2,239,134	2,116,768	—	21,776,434

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Active Equity Fund	$307,046	$1,447,512	$—	$—	$1,754,558
Ashmore Emerging Markets Small-Cap Equity Fund	536,624	—	—	37,117	573,741
Ashmore Emerging Markets Frontier Equity Fund	778,325	528,209	5,777,521	440,612	7,524,667
Ashmore Emerging Markets Equity Fund	344,947	—	—	21,621	366,568

9.  Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund and Ashmore Emerging Markets Short Duration Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10.  Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

(a) Options

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. The Funds may enter into options to speculate on the price movements of the financial instrument underlying the option, for use as an economic hedge against certain equity positions held in a Fund’s portfolio holdings or for other investment purposes. Purchased option contracts give a Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate a Fund, in return for a premium, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. Options written by a Fund may expose a Fund to the market risk of an unfavorable change in the financial instrument underlying the written option.

A Fund is exposed to counterparty risk from the potential that a seller or buyer of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to a Fund holding a put or call option is generally the fair value of the contracts and the premiums paid to purchase its open option contracts. The risk of loss on call options sold by the Funds is potentially unlimited. A Fund considers the credit risk of the intermediary counterparties to its option transactions in evaluating potential credit risk.

Gains and losses associated with the valuation of options are recognized at fair value as the net change in unrealized appreciation/(depreciation) on investments in securities in the Statements of Operations. The premium on purchased put options exercised is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining the realized gain or loss. The premium on purchased call options exercised is added to the cost of the securities or foreign currency purchased. Premiums paid on the purchase of options that expire unexercised are recorded as realized losses and are reflected in net realized gain/(loss) on investments in securities in the Statements of Operations.

During the period ended April 30, 2019, the Funds did not hold options contracts.

(b) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

During the period ended April 30, 2019, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund had average quarterly contract notional exposures of $601,757,777, $46,578,250, $4,327,163, $317,584, $290,353, $158,780 and $61,993, respectively, related to forward foreign currency exchange contracts.

(c) Swap Agreements

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2019, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $115,430,967 and $19,680,425, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Offsetting of Financial Assets and Derivative Assets as of April 30, 2019:

(a) Exchange-Traded:

Centrally Cleared Swaps

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure
Banco Bilbao Vizcaya Argentaria SA	$—	$(86,169)	$(86,169)	$—	$(86,169)
HSBC Bank	—	(175,022)	(175,022)	—	(175,022)
ING Capital Markets	—	(92,736)	(92,736)	—	(92,736)
Merrill Lynch	539,154	(189,137)	350,017	—	350,017

Total	$539,154	$(543,064)	$(3,910)	$—	$(3,910)

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure
Banco Bilbao Vizcaya Argentaria SA	$—	$(24,016)	$(24,016)	$—	$(24,016)
HSBC Bank	17,739	(15,911)	1,828	—	1,828
Merrill Lynch	83,105	(27,754)	55,351	—	55,351

Total	$100,844	$(67,681)	$33,163	$—	$33,163

(b) Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts and Interest Rate Swap Contracts

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
ANZ	$59,493	$(52,435)	$-	$7,058
Barclays	48,648	(48,648)	-	-
BNP Paribas	647,635	(444,057)	-	203,578
Goldman Sachs	25,109	(25,109)	-	-
HSBC Bank	533,992	(533,992)	-	-
JP Morgan	3,275	(3,275)	-	-
Merrill Lynch	92,791	(92,791)	-	-
Morgan Stanley	13,656	(8,362)	-	5,294
UBS	34,576	-	-	34,576

Total	$ 1,459,175	$ (1,208,669)	$ -	$ 250,506

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
ANZ	$52,435	$(52,435)	$-	$-
Barclays	481,284	(48,648)	-	432,636
BNP Paribas	444,057	(444,057)	-	-
Credit Suisse	158,046	-	-	158,046
Deutsche Bank	222,403	-	-	222,403
Goldman Sachs	1,013,668	(25,109)	-	988,559
HSBC Bank	659,032	(533,992)	-	125,040
JP Morgan	149,204	(3,275)	-	145,929
Merrill Lynch	671,154	(92,791)	-	578,363
Morgan Stanley	8,362	(8,362)	-	-
Standard Chartered	82,881	-	-	82,881

Total	$ 3,942,526	$ (1,208,669)	$ -	$ 2,733,857

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$6,810	$(6,810)	$-	$-
BNP Paribas	68,233	(45,754)	-	22,479
Citibank	2,379	-	-	2,379
Deutsche Bank	33	(33)	-	-
Goldman Sachs	3,597	(3,597)	-	-
HSBC Bank	54,563	(48,973)	-	5,590
JP Morgan	4,918	(4,918)	-	-
Merrill Lynch	6,161	(6,161)	-	-
UBS	3,744		-	3,744

Total	$ 150,438	$ (116,246)	$ -	$ 34,192

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
ANZ	$1,984	$-	$-	$1,984
Barclays	27,537	(6,810)	-	20,727
BNP Paribas	45,754	(45,754)	-	-
Credit Suisse	42,334	-	-	42,334
Deutsche Bank	28,268	(33)	-	28,235
Goldman Sachs	12,912	(3,597)	-	9,315
HSBC Bank	48,973	(48,973)	-	-
JP Morgan	24,107	(4,918)	-	19,189

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Merrill Lynch	$65,401	$(6,161)	$-	$59,240
Standard Chartered	9,620	-	-	9,620

Total	$ 306,890	$ (116,246)	$ -	$ 190,644

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Deutsche Bank	$41,079	$(15,848)	$—	$25,231

Total	$41,079	$(15,848)	$—	$25,231

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Deutsche Bank	$15,848	$(15,848)	$—	$—

Total	$15,848	$(15,848)	$—	$—

Ashmore Emerging Markets Short Duration Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Deutsche Bank	$6,448	$—	$—	$6,448

Total	$6,448	$—	$—	$6,448

Ashmore Emerging Markets Frontier Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Brown Brothers Harriman	$2,314	$—	$—	$2,314

Total	$2,314	$—	$—	$2,314

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Corporate Income Fund	1.15%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.15%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2020 to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.22%	1.97%	0.97%
Ashmore Emerging Markets Corporate Income Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.42%	2.17%	1.17%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2019	2020	2021	2022	Total
Ashmore Emerging Markets Total Return Fund	$ 833,414	$ 947,660	$ 1,258,875	$ 585,590	$ 3,625,539
Ashmore Emerging Markets Local Currency Bond Fund	250,550	242,748	247,985	92,628	833,911
Ashmore Emerging Markets Corporate Income Fund	335,299	295,848	411,298	175,893	1,218,338
Ashmore Emerging Markets Short Duration Fund	150,467	201,321	387,123	344,839	1,083,750
Ashmore Emerging Markets Active Equity Fund	—	226,921	131,123	58,285	416,329
Ashmore Emerging Markets Small-Cap Equity Fund	216,973	172,952	227,807	88,313	706,045
Ashmore Emerging Markets Frontier Equity Fund	266,211	293,467	399,730	165,628	1,125,036
Ashmore Emerging Markets Equity Fund	131,748	129,266	190,079	72,152	523,245

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

During the period ended April 30, 2019, the following Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates:

Fund	Purchases	Sales
Ashmore Emerging Markets Corporate Income Fund	$ 493,406	$ 21,019,048
Ashmore Emerging Markets Short Duration Fund	79,380,390	—

As of April 30, 2019, Ashmore Investments UK Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C
Ashmore Emerging Markets Active Equity Fund	5.47%	100.00%
Ashmore Emerging Markets Equity Fund	—%	100.00%

Fund		Institutional Class
Ashmore Emerging Markets Active Equity Fund		89.71%
Ashmore Emerging Markets Frontier Equity Fund		4.45%
Ashmore Emerging Markets Equity Fund		83.17%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	7	19.75%, 10.34%, 10.21%, 9.84%, 9.84%, 6.63%, 6.57%
	Class C	3	20.14%, 17.54%, 5.42%
	Class I	5	17.27%, 10.26%, 9.51%, 5.90%, 5.12%
Ashmore Emerging Markets Local Currency Bond Fund	Class I	2	52.58%, 41.40%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	27.60%, 21.08%, 10.64%, 9.79%, 8.86%
	Class C	3	39.04%, 18.33%, 12.23%
	Class I	2	11.88%, 7.63%
Ashmore Emerging Markets Short Duration Fund	Class A	1	87.58%
	Class C	1	91.44%
	Class I	5	32.21%, 23.51%, 14.90%, 9.74%, 7.17%
Ashmore Emerging Markets Active Equity Fund	Class A	3	37.06%, 18.44%, 5.81%
	Class I	1	5.47%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor

Ashmore Emerging Markets Small-Cap Equity Fund	Class A	5	35.46%, 14.34%, 9.34%, 8.64%, 7.29%
	Class C	4	62.49%, 24.16%, 6.40%, 5.38%
	Class I	4	32.84%, 14.68%, 5.83%, 5.09%

Ashmore Emerging Markets Frontier Equity Fund	Class A	3	73.23%, 7.83%, 6.87%
	Class C	3	73.80%, 18.33%, 7.30%
	Class I	4	32.44%, 28.13%, 8.14%, 7.43%

Ashmore Emerging Markets Equity Fund	Class A	4	47.59%, 29.54%, 12.01%, 6.16%
	Class I	1	16.40%

12.   Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13.   Contingencies

The Funds have submitted a proof of claim in connection with the settlement of a securities class action lawsuit brought by certain investors against Petróleo Brasileiro S.A. and certain of its affiliates, underwriters, external auditors, and current and former directors and officers. The inflow of economic benefits from the settlement fund is deemed to be probable, but not virtually certain.

The Funds have submitted a claim in connection with the settlement of a securities class action lawsuit preliminarily approved by the U.S. District Court for the Southern District of New York captioned in re Foreign Exchange Benchmark Rates Antitrust Litigation. The inflow of economic benefits from the settlement fund is deemed to be probable, but not virtually certain.

14.   New accounting pronouncements

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2019 (Unaudited)

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework --Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted certain provisions of ASU 2018-13 for these financial statements.

15.   Subsequent events

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure, other than the item mentioned above.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL

As of April 30, 2019 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At an in-person meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 20, 2019, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund (formerly, Ashmore Emerging Markets Corporate Debt Fund), Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Equity Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Board considered all factors that it believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

The Board considered that AIAL’s duties include: (i) investment research and selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL.

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by Broadridge Financial Solutions, Inc. (“Broadridge”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objectives on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three- and five-year periods ended December 31, 2018 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2019 (Unaudited)

Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund. The Board received performance information for Institutional Shares for the one- and three-year periods ended December 31, 2018 for Ashmore Emerging Markets Short Duration Fund. The Board also received performance information for Institutional Shares for the one-year period ended December 31, 2018 for Ashmore Emerging Markets Active Equity Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked fourth out of sixth, first out of six and third out of six in its peer group for the one-, three- and five-year periods ended December 31, 2018, respectively, while ranking in the second, first and first quintiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked second out of four and first out of three in its peer group for the one- and three-year periods ended December 31, 2018, respectively, while ranking in the first quintile (first being the best) in its larger performance universe for the same two periods.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked seven out of ten, first out of eight and fourth out of seven in its peer group for the one-, three- and five-year periods ended December 31, 2018, respectively, while ranking in the third, first and second quintiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked third out of eight, first out of six and first out of five in its peer group for the one-, three- and five-year periods ended December 31, 2018, respectively, while ranking in the fourth, fourth and first quintiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked fifth out of eleven, first out of eleven and second out of eight in its peer group for the one-, three-and five-year periods ended December 31, 2018, respectively, while ranking in the third, first and second quintiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked tenth out of eleven, seventh out of ten and fifth out of six in its peer group for the one-, three-and five-year periods ended December 31, 2018, respectively, while ranking in the fifth quintile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked fifth out of eleven in its peer group for the one-year period ended December 31, 2018, while ranking in the second quintile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked fourth out of thirteen, first out of thirteen and eighth out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2018, respectively, while ranking in the third, first and third quintiles (first being the best) in its larger performance universe for the same three periods.

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2019 (Unaudited)

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall gross and net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Broadridge. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Broadridge peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2020.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Equity Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were only approximately $2.809 billion as of December 31, 2018. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

* * *

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

* * *

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION

As of April 30, 2019 (Unaudited)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies, including equity, fixed income and alternatives, and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management was approximately $5.6 billion at June 30, 2018. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts ten offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

–– A capped basic salary to contain the fixed cost base;

–– A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilized; and

–– A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate long term investing plan, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration; and the Remuneration Committee’s advisors are Aon. The Remuneration Committee’s terms of reference can be found here:

http://www.ashmoregroup.com/investor-relations/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (CONTINUED)

As of April 30, 2019 (Unaudited)

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2018 was as follows:

	Number of	Variable	Fixed	Total
Fund	Beneficiaries	Remuneration	Remuneration	Remuneration
Ashmore Emerging Markets Total Return Fund	18	£370,706	£36,985	£407,691
Ashmore Emerging Markets Local Currency Bond Fund	16	13,943	1,534	15,477
Ashmore Emerging Markets Corporate Income Fund	17	80,211	8,292	88,503
Ashmore Emerging Markets Short Duration Fund	17	69,092	7,143	76,235
Ashmore Emerging Markets Active Equity Fund	18	13,540	1,667	15,207
Ashmore Emerging Markets Small-Cap Equity Fund	18	31,717	3,906	35,623
Ashmore Emerging Markets Frontier Equity Fund	18	70,935	8,736	79,671
Ashmore Emerging Markets Equity Fund	18	21,717	2,675	24,392
Total AIAL	21	£1,794,805	£193,918	£1,988,723

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2019 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT, filed on a monthly basis). The Funds’ Forms N-Q and Forms N-PORT are available on the SEC’s Web site at www.sec.gov. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Drive

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

475 Fifth Avenue

15th Floor

New York, New York 10017

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110

617-728-7100

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 28, 2019

By	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial and Accounting Officer)

Date: June 28, 2019